UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: SEPTEMBER 30, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck Biotech ETF

Ticker: BBH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Biotech ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$38	0.35%

How did the Fund perform last year?

  The Fund had a strong year led by industry breakthroughs and innovations in drug development, although regulatory delays in certain areas limited broader gains.

  The healthcare sector was the top contributor, as advancements in gene therapies and vaccines fueled growth.

  Amgen, Inc. was the top individual contributor, benefiting from the approval and commercialization of new drugs.

  Biogen, Inc. was the leading detractor due to decreased revenues from its multiple sclerosis drugs, slower-than-expected uptake of new products like the Alzheimer's drug Leqembi, and strategic adjustments including leadership changes and restructuring efforts.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

BBH
MVBBHTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$35,098 - SPTR
$24,526 - NDUEACWF
$17,604 - MVBBHTR
$17,352 - BBH
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	BBH	NDUEACWF	MVBBHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,937	$10,070	$10,941	$10,244
Nov 14	$11,068	$10,239	$11,072	$10,520
Dec 14	$10,902	$10,041	$10,909	$10,493
Jan 15	$11,632	$9,884	$11,641	$10,178
Feb 15	$12,088	$10,435	$12,099	$10,763
Mar 15	$12,246	$10,273	$12,259	$10,593
Apr 15	$11,812	$10,571	$11,827	$10,695
May 15	$12,722	$10,557	$12,739	$10,832
Jun 15	$12,740	$10,309	$12,756	$10,622
Jul 15	$13,211	$10,398	$13,229	$10,845
Aug 15	$11,909	$9,685	$11,925	$10,191
Sep 15	$10,813	$9,334	$10,830	$9,939
Oct 15	$11,693	$10,067	$11,713	$10,777
Nov 15	$11,754	$9,984	$11,775	$10,809
Dec 15	$12,014	$9,804	$12,039	$10,638
Jan 16	$9,638	$9,213	$9,662	$10,111
Feb 16	$9,511	$9,149	$9,536	$10,097
Mar 16	$9,829	$9,827	$9,854	$10,782
Apr 16	$10,073	$9,972	$10,102	$10,824
May 16	$10,451	$9,985	$10,480	$11,018
Jun 16	$9,702	$9,924	$9,728	$11,047
Jul 16	$10,920	$10,352	$10,952	$11,454
Aug 16	$10,772	$10,387	$10,804	$11,470
Sep 16	$10,918	$10,451	$10,954	$11,472
Oct 16	$9,741	$10,273	$9,770	$11,263
Nov 16	$10,310	$10,351	$10,341	$11,680
Dec 16	$10,208	$10,575	$10,240	$11,911
Jan 17	$10,826	$10,864	$10,863	$12,137
Feb 17	$11,525	$11,169	$11,563	$12,619
Mar 17	$11,323	$11,305	$11,362	$12,633
Apr 17	$11,586	$11,482	$11,628	$12,763
May 17	$11,145	$11,735	$11,185	$12,943
Jun 17	$11,934	$11,789	$11,980	$13,023
Jul 17	$12,339	$12,118	$12,391	$13,291
Aug 17	$12,851	$12,164	$12,906	$13,332
Sep 17	$12,749	$12,399	$12,805	$13,607
Oct 17	$12,020	$12,657	$12,077	$13,925
Nov 17	$11,954	$12,902	$12,011	$14,352
Dec 17	$11,906	$13,110	$11,965	$14,511
Jan 18	$12,393	$13,850	$12,458	$15,342
Feb 18	$11,550	$13,268	$11,610	$14,777
Mar 18	$11,492	$12,984	$11,554	$14,401
Apr 18	$11,029	$13,108	$11,092	$14,456
May 18	$11,277	$13,124	$11,342	$14,804
Jun 18	$11,460	$13,053	$11,529	$14,895
Jul 18	$12,290	$13,447	$12,367	$15,450
Aug 18	$12,912	$13,552	$12,995	$15,953
Sep 18	$13,003	$13,611	$13,090	$16,044
Oct 18	$11,422	$12,591	$11,502	$14,947
Nov 18	$11,873	$12,776	$11,957	$15,252
Dec 18	$10,690	$11,876	$10,769	$13,875
Jan 19	$12,259	$12,813	$12,352	$14,987
Feb 19	$12,494	$13,156	$12,588	$15,468
Mar 19	$12,335	$13,322	$12,432	$15,769
Apr 19	$11,839	$13,771	$11,935	$16,407
May 19	$11,182	$12,955	$11,273	$15,364
Jun 19	$12,420	$13,803	$12,523	$16,447
Jul 19	$12,114	$13,843	$12,218	$16,684
Aug 19	$11,831	$13,515	$11,933	$16,419
Sep 19	$11,334	$13,799	$11,434	$16,727
Oct 19	$12,134	$14,177	$12,245	$17,089
Nov 19	$13,539	$14,523	$13,664	$17,709
Dec 19	$13,443	$15,034	$13,568	$18,244
Jan 20	$12,755	$14,868	$12,877	$18,237
Feb 20	$12,897	$13,667	$13,019	$16,735
Mar 20	$12,322	$11,822	$12,435	$14,668
Apr 20	$14,289	$13,089	$14,419	$16,549
May 20	$15,527	$13,658	$15,668	$17,337
Jun 20	$15,720	$14,094	$15,865	$17,682
Jul 20	$15,891	$14,840	$16,043	$18,679
Aug 20	$15,472	$15,748	$15,622	$20,021
Sep 20	$15,608	$15,240	$15,760	$19,260
Oct 20	$14,713	$14,870	$14,860	$18,748
Nov 20	$16,293	$16,703	$16,455	$20,801
Dec 20	$16,407	$17,478	$16,571	$21,600
Jan 21	$18,058	$17,399	$18,245	$21,382
Feb 21	$17,285	$17,802	$17,463	$21,972
Mar 21	$16,940	$18,277	$17,116	$22,934
Apr 21	$18,209	$19,076	$18,403	$24,158
May 21	$17,790	$19,373	$17,981	$24,327
Jun 21	$19,509	$19,628	$19,722	$24,895
Jul 21	$20,004	$19,764	$20,230	$25,486
Aug 21	$20,892	$20,258	$21,131	$26,261
Sep 21	$19,530	$19,422	$19,756	$25,040
Oct 21	$19,283	$20,413	$19,512	$26,794
Nov 21	$18,912	$19,921	$19,137	$26,608
Dec 21	$18,338	$20,718	$18,559	$27,801
Jan 22	$15,991	$19,701	$16,182	$26,362
Feb 22	$15,236	$19,192	$15,416	$25,573
Mar 22	$15,725	$19,607	$15,914	$26,522
Apr 22	$14,195	$18,038	$14,368	$24,209
May 22	$14,348	$18,059	$14,522	$24,254
Jun 22	$14,144	$16,537	$14,316	$22,252
Jul 22	$14,969	$17,692	$15,156	$24,304
Aug 22	$14,135	$17,040	$14,312	$23,312
Sep 22	$13,624	$15,409	$13,795	$21,165
Oct 22	$15,216	$16,339	$15,414	$22,879
Nov 22	$16,270	$17,606	$16,481	$24,158
Dec 22	$15,567	$16,913	$15,770	$22,766
Jan 23	$16,335	$18,126	$16,547	$24,196
Feb 23	$15,234	$17,606	$15,432	$23,606
Mar 23	$15,766	$18,149	$15,972	$24,473
Apr 23	$15,567	$18,410	$15,775	$24,855
May 23	$15,071	$18,213	$15,272	$24,963
Jun 23	$15,196	$19,270	$15,400	$26,612
Jul 23	$15,665	$19,976	$15,879	$27,467
Aug 23	$15,910	$19,418	$16,127	$27,030
Sep 23	$15,155	$18,615	$15,363	$25,741
Oct 23	$14,055	$18,055	$14,252	$25,200
Nov 23	$14,772	$19,721	$14,977	$27,501
Dec 23	$16,170	$20,669	$16,392	$28,750
Jan 24	$16,197	$20,790	$16,426	$29,233
Feb 24	$15,930	$21,682	$16,152	$30,794
Mar 24	$16,255	$22,363	$16,482	$31,785
Apr 24	$15,256	$21,625	$15,474	$30,487
May 24	$16,098	$22,503	$16,325	$31,999
Jun 24	$16,484	$23,004	$16,717	$33,147
Jul 24	$17,614	$23,375	$17,869	$33,550
Aug 24	$17,728	$23,969	$17,984	$34,364
Sep 24	$17,352	$24,526	$17,604	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Biotech ETF	14.50%	8.89%	5.67%
MVIS® US Listed Biotech 25 Index (MVBBHTR)	14.59%	9.01%	5.82%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$451,990,340
  Number of Portfolio Holdings25
  Portfolio Turnover Rate19%
  Advisory Fees Paid$1,572,343

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Biotechnology
79.6%
Life Sciences Tools & Services
20.3%
Other assets less liabilities
0.1%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.1%
Life Sciences Tools & Services		20.3%
Biotechnology		79.6%

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	16.8%
Vertex Pharmaceuticals, Inc.	9.9%
Gilead Sciences, Inc.	9.2%
Regeneron Pharmaceuticals, Inc.	8.6%
IQVIA Holdings, Inc.	5.0%
Argenx SE	4.6%
ICON Plc	4.5%
Biogen, Inc.	4.2%
Moderna, Inc.	3.8%
Illumina, Inc.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Commodity Strategy ETF

Ticker: PIT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Commodity Strategy ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$54	0.55%

How did the Fund perform last year?

  During the period, softening demand and relatively persistent dollar strength weighed on most commodities, with few exceptions.

  The Fund’s exposure to precious metals, specifically gold, was the top contributor to performance followed by its agriculture exposure. Within agriculture, its allocation to coffee was a notably strong contributor to performance amid supply constraints that drove the price to 13-year highs near the end of the period.

  The largest detractor was energy, specifically gasoline and brent crude as the market grappled with excess supply. The Fund’s industrial metals exposure also weighed on returns for the period as oversupply was a theme along with weakening demand from China for much of the period. Nickel exposure was the leading detractor within industrial metals due to oversupply issues.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

PIT
BCOMTR
SPTR
$20,000
$15,000
$10,000
$5,000
$0
$15,496 - SPTR
$10,221 - PIT
$9,838 - BCOMTR
Dec 22
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	PIT	SPTR	BCOMTR
Dec 22	$10,000	$10,000	$10,000
Dec 22	$10,123	$10,051	$10,092
Jan 23	$10,111	$10,683	$10,043
Feb 23	$9,703	$10,422	$9,571
Mar 23	$9,693	$10,805	$9,551
Apr 23	$9,667	$10,973	$9,480
May 23	$9,086	$11,021	$8,945
Jun 23	$9,458	$11,749	$9,307
Jul 23	$10,377	$12,127	$9,889
Aug 23	$10,422	$11,934	$9,813
Sep 23	$10,580	$11,365	$9,745
Oct 23	$10,362	$11,126	$9,771
Nov 23	$10,207	$12,142	$9,551
Dec 23	$9,767	$12,694	$9,294
Jan 24	$10,097	$12,907	$9,331
Feb 24	$9,989	$13,596	$9,194
Mar 24	$10,469	$14,033	$9,498
Apr 24	$10,512	$13,460	$9,753
May 24	$10,378	$14,128	$9,924
Jun 24	$10,534	$14,635	$9,772
Jul 24	$10,276	$14,813	$9,377
Aug 24	$10,093	$15,172	$9,382
Sep 24	$10,221	$15,496	$9,838

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Commodity Strategy ETF	(3.40)%	1.23%
Bloomberg Commodity Index Total Return (BCOMTR)	0.96%	(0.91)%
S&P 500 Index Total Return (SPTR)	36.35%	27.93%

* Inception of Fund: 12/20/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$24,024,075
  Number of Portfolio Holdings28
  Portfolio Turnover Rate-%
  Advisory Fees Paid$137,002

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
94.2%
Other assets less liabilities *
5.8%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		5.8%
Government		94.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on futures contracts of 2.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital Transformation ETF

Ticker: DAPP

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Digital Transformation ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$80	0.51%

How did the Fund perform last year?

  The Fund posted solid growth over the past year, despite heightened volatility in the digital assets space driven by evolving regulatory conditions and institutional demand.

  The information technology sector was the top-performing sector, with companies that support blockchain infrastructure leading gains.

  MicroStrategy, Inc. was the leading individual contributor, benefiting from an increase in Bitcoin holdings and subsequent tailwind from Bitcoin performance.

  The financials sector was the weaker contributor, as digital payment companies faced regulatory headwinds and uncertainty in the market.

  Canaan, Inc., was the largest individual detractor. They design and produce high-performance ASIC (application-specific integrated circuit) chips for Bitcoin mining machines under the Avalon brand. Underperformance was mainly due to decreased revenues, cryptocurrency market volatility, intensified competition, and regulatory challenges.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

DAPP
MVDAPPTR
NDUEACWF
SPTR
$15,000
$10,000
$5,000
$0
Apr 21
Sep 21
Dec 21
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
$14,722 - SPTR
$13,021 - NDUEACWF
$3,659 - DAPP
$3,340 - MVDAPPTR

	DAPP	NDUEACWF	MVDAPPTR	SPTR
Apr 21	$10,000	$10,000	$10,000	$10,000
Apr 21	$8,682	$10,128	$8,684	$10,133
May 21	$7,041	$10,285	$7,081	$10,204
Jun 21	$7,380	$10,421	$7,385	$10,442
Jul 21	$6,780	$10,493	$6,787	$10,690
Aug 21	$7,950	$10,755	$7,958	$11,015
Sep 21	$6,470	$10,311	$6,487	$10,503
Oct 21	$8,412	$10,837	$8,404	$11,239
Nov 21	$8,210	$10,576	$8,154	$11,161
Dec 21	$5,726	$10,999	$5,651	$11,661
Jan 22	$4,204	$10,459	$4,124	$11,058
Feb 22	$4,494	$10,189	$4,405	$10,727
Mar 22	$4,657	$10,410	$4,564	$11,125
Apr 22	$3,114	$9,576	$3,050	$10,155
May 22	$2,294	$9,588	$2,242	$10,173
Jun 22	$1,351	$8,779	$1,317	$9,334
Jul 22	$1,936	$9,393	$1,886	$10,194
Aug 22	$1,851	$9,047	$1,801	$9,779
Sep 22	$1,531	$8,181	$1,484	$8,878
Oct 22	$1,453	$8,674	$1,403	$9,597
Nov 22	$1,065	$9,347	$1,022	$10,133
Dec 22	$838	$8,979	$798	$9,549
Jan 23	$1,376	$9,623	$1,304	$10,149
Feb 23	$1,317	$9,347	$1,245	$9,902
Mar 23	$1,438	$9,635	$1,356	$10,265
Apr 23	$1,644	$9,774	$1,546	$10,425
May 23	$1,804	$9,669	$1,693	$10,471
Jun 23	$2,097	$10,231	$1,949	$11,163
Jul 23	$2,610	$10,605	$2,419	$11,521
Aug 23	$1,990	$10,309	$1,842	$11,338
Sep 23	$1,689	$9,883	$1,562	$10,797
Oct 23	$1,729	$9,585	$1,594	$10,570
Nov 23	$2,112	$10,470	$1,946	$11,535
Dec 23	$3,191	$10,973	$2,936	$12,060
Jan 24	$2,388	$11,037	$2,194	$12,262
Feb 24	$3,081	$11,511	$2,824	$12,917
Mar 24	$3,588	$11,872	$3,288	$13,333
Apr 24	$2,749	$11,481	$2,521	$12,788
May 24	$3,150	$11,947	$2,879	$13,422
Jun 24	$3,701	$12,213	$3,384	$13,904
Jul 24	$3,790	$12,410	$3,462	$14,073
Aug 24	$3,289	$12,725	$3,003	$14,414
Sep 24	$3,659	$13,021	$3,340	$14,722

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital Transformation ETF	116.65%	(25.17)%
MVIS® Global Digital Assets Equity Total Return Net Index (MVDAPPTR)	113.90%	(27.11)%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	7.91%
S&P 500 Index Total Return (SPTR)	36.35%	11.80%

* Inception of Fund: 4/12/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$134,770,689
  Number of Portfolio Holdings21
  Portfolio Turnover Rate80%
  Advisory Fees Paid$470,200

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
73.4%
Financials
26.5%
Other assets less liabilities
0.1%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.1%
Financials		26.5%
Information Technology		73.4%

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	8.0%
Coinbase Global, Inc.	8.0%
Block, Inc.	7.5%
Core Scientific, Inc.	6.3%
MARA Holdings, Inc.	5.9%
Applied Digital Corp.	5.6%
Bit Digital, Inc.	5.1%
Cipher Mining, Inc.	4.9%
Galaxy Digital Holdings Ltd.	4.9%
Cleanspark, Inc.	4.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Durable High Dividend ETF

Ticker: DURA

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Durable High Dividend ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$33	0.30%

How did the Fund perform last year?

  U.S. dividend stocks, as a group, performed strongly during the year but trailed the broad U.S. equity market due to their higher relative exposure to value-oriented, cyclical companies.

  The Fund’s exposure to the consumer staples, financials, and utilities sectors contributed the most to performance during the period.

  The largest individual contributors to performance were Philip Morris International, Inc., JP Morgan Chase & Co., and Altria Group, Inc.

  The materials sector was the only to detract from performance and the communication services and energy sectors contributed least to positive performance.

  The leading individual detractors from performance were Pfizer, Inc., Chevron Corp., and Merck & Co.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

DURA
MSUSDVTU
SPTR
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$23,737 - SPTR
$16,841 - MSUSDVTU
$16,543 - DURA

	DURA	SPTR	MSUSDVTU
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,004	$10,109	$10,005
Nov 18	$10,489	$10,315	$10,495
Dec 18	$9,610	$9,384	$9,675
Jan 19	$10,138	$10,135	$10,142
Feb 19	$10,539	$10,461	$10,546
Mar 19	$10,789	$10,664	$10,799
Apr 19	$11,094	$11,096	$11,109
May 19	$10,432	$10,391	$10,449
Jun 19	$11,178	$11,123	$11,197
Jul 19	$11,221	$11,283	$11,245
Aug 19	$11,155	$11,104	$11,183
Sep 19	$11,341	$11,312	$11,373
Oct 19	$11,536	$11,557	$11,570
Nov 19	$11,833	$11,977	$11,871
Dec 19	$12,042	$12,338	$12,240
Jan 20	$11,939	$12,333	$11,983
Feb 20	$10,828	$11,318	$10,866
Mar 20	$9,646	$9,920	$9,677
Apr 20	$10,612	$11,192	$10,651
May 20	$10,807	$11,725	$10,848
Jun 20	$10,651	$11,958	$10,694
Jul 20	$10,976	$12,632	$11,022
Aug 20	$11,400	$13,540	$11,451
Sep 20	$11,198	$13,026	$11,253
Oct 20	$10,982	$12,679	$11,038
Nov 20	$11,954	$14,067	$12,018
Dec 20	$12,093	$14,608	$12,268
Jan 21	$11,878	$14,461	$11,947
Feb 21	$11,896	$14,859	$11,967
Mar 21	$12,846	$15,510	$12,928
Apr 21	$13,146	$16,338	$13,234
May 21	$13,346	$16,452	$13,439
Jun 21	$13,259	$16,836	$13,356
Jul 21	$13,642	$17,236	$13,744
Aug 21	$13,897	$17,760	$14,005
Sep 21	$13,202	$16,934	$13,304
Oct 21	$13,562	$18,121	$13,671
Nov 21	$13,066	$17,995	$13,175
Dec 21	$14,082	$18,801	$14,205
Jan 22	$14,051	$17,829	$14,176
Feb 22	$13,823	$17,295	$13,950
Mar 22	$14,259	$17,937	$14,396
Apr 22	$13,838	$16,373	$13,974
May 22	$14,234	$16,403	$14,377
Jun 22	$13,328	$15,049	$13,466
Jul 22	$13,752	$16,436	$13,898
Aug 22	$13,306	$15,766	$13,452
Sep 22	$12,334	$14,314	$12,471
Oct 22	$13,694	$15,473	$13,848
Nov 22	$14,698	$16,338	$14,866
Dec 22	$14,431	$15,396	$14,600
Jan 23	$14,479	$16,364	$14,653
Feb 23	$14,004	$15,964	$14,175
Mar 23	$14,172	$16,551	$14,353
Apr 23	$14,356	$16,809	$14,544
May 23	$13,902	$16,882	$14,087
Jun 23	$14,535	$17,997	$14,734
Jul 23	$14,900	$18,576	$15,106
Aug 23	$14,549	$18,280	$14,755
Sep 23	$13,926	$17,408	$14,127
Oct 23	$13,478	$17,042	$13,676
Nov 23	$14,095	$18,599	$14,306
Dec 23	$14,550	$19,444	$14,773
Jan 24	$14,429	$19,770	$14,654
Feb 24	$14,490	$20,826	$14,720
Mar 24	$15,152	$21,496	$15,402
Apr 24	$14,849	$20,618	$15,096
May 24	$15,075	$21,640	$15,329
Jun 24	$14,999	$22,417	$15,255
Jul 24	$15,773	$22,690	$16,046
Aug 24	$16,433	$23,240	$16,723
Sep 24	$16,543	$23,737	$16,841

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Durable High Dividend ETF	18.79%	7.84%	8.88%
Morningstar® US Dividend Valuation Index (MSUSDVTU)	19.22%	8.17%	9.21%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	15.73%

* Inception of Fund: 10/30/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$52,157,095
  Number of Portfolio Holdings86
  Portfolio Turnover Rate62%
  Advisory Fees Paid$172,281

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Health Care
23.8%
Energy
18.3%
Consumer Staples
14.3%
Industrials
10.9%
Utilities
10.5%
Financials
8.9%
Consumer Discretionary
3.8%
Materials
3.5%
Communication Services
3.0%
Information Technology
2.5%
Other assets less liabilities
0.5%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		0.5%
Information Technology		2.5%
Communication Services		3.0%
Materials		3.5%
Consumer Discretionary		3.8%
Financials		8.9%
Utilities		10.5%
Industrials		10.9%
Consumer Staples		14.3%
Energy		18.3%
Health Care		23.8%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.2%
Chevron Corp.	5.0%
AbbVie, Inc.	4.8%
Johnson & Johnson	4.6%
Merck & Co., Inc.	4.5%
Pfizer, Inc.	4.5%
PepsiCo, Inc.	4.1%
Altria Group, Inc.	3.8%
United Parcel Service, Inc.	3.0%
Comcast Corp.	3.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Energy Income ETF

Ticker: EINC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Energy Income ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$56	0.47%

How did the Fund perform last year?

  The midstream energy and Master Limited Partner segment saw strong performance over the period driven by their relatively stable cashflows tied to long-term contracts and an improved natural gas price outlook which tends to increase midstream volumes. Increasing demand for energy infrastructure also benefited the segment.

  This was in stark contrast to the muted returns of downstream companies and the negative performance of upstream companies. These segments, more sensitive to supply and demand forces, faced headwinds this year stemming from weakness in oil prices and muted global growth.

  The leading individual contributors to Fund performance during the period were ONEOK, Inc., Targa Resources Corp. and The Williams Companies, Inc..

  The leading individual detractors were Sunoco LP, Mattr Corp., and NGL Energy Partners LP.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

EINC
MVEINCTG
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$35,098 - SPTR
$24,526 - NDUEACWF
$6,906 - EINC
$6,454 - MVEINCTG
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	EINC	NDUEACWF	MVEINCTG	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$9,502	$10,070	$9,253	$10,244
Nov 14	$8,543	$10,239	$8,192	$10,520
Dec 14	$7,237	$10,041	$6,930	$10,493
Jan 15	$7,103	$9,884	$6,801	$10,178
Feb 15	$7,465	$10,435	$7,171	$10,763
Mar 15	$6,783	$10,273	$6,526	$10,593
Apr 15	$7,540	$10,571	$7,265	$10,695
May 15	$7,096	$10,557	$6,833	$10,832
Jun 15	$6,361	$10,309	$6,123	$10,622
Jul 15	$5,642	$10,398	$5,424	$10,845
Aug 15	$5,428	$9,685	$5,218	$10,191
Sep 15	$4,405	$9,334	$4,226	$9,939
Oct 15	$4,796	$10,067	$4,607	$10,777
Nov 15	$4,153	$9,984	$3,941	$10,809
Dec 15	$3,116	$9,804	$2,950	$10,638
Jan 16	$2,836	$9,213	$2,679	$10,111
Feb 16	$2,508	$9,149	$2,340	$10,097
Mar 16	$2,826	$9,827	$2,641	$10,782
Apr 16	$3,159	$9,972	$2,956	$10,824
May 16	$3,296	$9,985	$3,090	$11,018
Jun 16	$3,409	$9,924	$3,199	$11,047
Jul 16	$3,568	$10,352	$3,350	$11,454
Aug 16	$3,695	$10,387	$3,474	$11,470
Sep 16	$3,781	$10,451	$3,558	$11,472
Oct 16	$3,756	$10,273	$3,537	$11,263
Nov 16	$3,804	$10,351	$3,585	$11,680
Dec 16	$3,915	$10,575	$3,692	$11,911
Jan 17	$4,130	$10,864	$3,898	$12,137
Feb 17	$4,023	$11,169	$3,782	$12,619
Mar 17	$3,947	$11,305	$3,708	$12,633
Apr 17	$3,904	$11,482	$3,667	$12,763
May 17	$3,684	$11,735	$3,447	$12,943
Jun 17	$3,683	$11,789	$3,447	$13,023
Jul 17	$3,843	$12,118	$3,598	$13,291
Aug 17	$3,735	$12,164	$3,482	$13,332
Sep 17	$3,816	$12,399	$3,560	$13,607
Oct 17	$3,803	$12,657	$3,548	$13,925
Nov 17	$3,703	$12,902	$3,442	$14,352
Dec 17	$3,800	$13,110	$3,534	$14,511
Jan 18	$3,993	$13,850	$3,718	$15,342
Feb 18	$3,735	$13,268	$3,461	$14,777
Mar 18	$3,494	$12,984	$3,236	$14,401
Apr 18	$3,753	$13,108	$3,479	$14,456
May 18	$3,773	$13,124	$3,485	$14,804
Jun 18	$3,714	$13,053	$3,431	$14,895
Jul 18	$3,881	$13,447	$3,588	$15,450
Aug 18	$3,789	$13,552	$3,487	$15,953
Sep 18	$3,810	$13,611	$3,509	$16,044
Oct 18	$3,553	$12,591	$3,271	$14,947
Nov 18	$3,438	$12,776	$3,147	$15,252
Dec 18	$3,031	$11,876	$2,771	$13,875
Jan 19	$3,447	$12,813	$3,158	$14,987
Feb 19	$3,535	$13,156	$3,226	$15,468
Mar 19	$3,618	$13,322	$3,306	$15,769
Apr 19	$3,690	$13,771	$3,371	$16,407
May 19	$3,575	$12,955	$3,250	$15,364
Jun 19	$3,660	$13,803	$3,335	$16,447
Jul 19	$3,716	$13,843	$3,385	$16,684
Aug 19	$3,523	$13,515	$3,191	$16,419
Sep 19	$3,518	$13,799	$3,213	$16,727
Oct 19	$3,486	$14,177	$3,181	$17,089
Nov 19	$3,312	$14,523	$3,007	$17,709
Dec 19	$3,573	$15,034	$3,225	$18,244
Jan 20	$3,431	$14,868	$3,097	$18,237
Feb 20	$3,094	$13,667	$2,792	$16,735
Mar 20	$1,807	$11,822	$1,615	$14,668
Apr 20	$2,419	$13,089	$2,175	$16,549
May 20	$2,595	$13,658	$2,335	$17,337
Jun 20	$2,529	$14,094	$2,276	$17,682
Jul 20	$2,532	$14,840	$2,280	$18,679
Aug 20	$2,617	$15,748	$2,363	$20,021
Sep 20	$2,327	$15,240	$2,099	$19,260
Oct 20	$2,330	$14,870	$2,104	$18,748
Nov 20	$2,788	$16,703	$2,528	$20,801
Dec 20	$2,841	$17,478	$2,577	$21,600
Jan 21	$2,958	$17,399	$2,686	$21,382
Feb 21	$3,172	$17,802	$2,887	$21,972
Mar 21	$3,403	$18,277	$3,098	$22,934
Apr 21	$3,587	$19,076	$3,267	$24,158
May 21	$3,806	$19,373	$3,470	$24,327
Jun 21	$3,958	$19,628	$3,612	$24,895
Jul 21	$3,805	$19,764	$3,473	$25,486
Aug 21	$3,753	$20,258	$3,428	$26,261
Sep 21	$3,930	$19,422	$3,592	$25,040
Oct 21	$4,161	$20,413	$3,806	$26,794
Nov 21	$3,864	$19,921	$3,533	$26,608
Dec 21	$3,920	$20,718	$3,588	$27,801
Jan 22	$4,256	$19,701	$3,898	$26,362
Feb 22	$4,447	$19,192	$4,075	$25,573
Mar 22	$4,769	$19,607	$4,374	$26,522
Apr 22	$4,659	$18,038	$4,277	$24,209
May 22	$4,965	$18,059	$4,560	$24,254
Jun 22	$4,318	$16,537	$3,968	$22,252
Jul 22	$4,766	$17,692	$4,382	$24,304
Aug 22	$4,764	$17,040	$4,383	$23,312
Sep 22	$4,275	$15,409	$3,937	$21,165
Oct 22	$4,768	$16,339	$4,393	$22,879
Nov 22	$4,971	$17,606	$4,581	$24,158
Dec 22	$4,672	$16,913	$4,311	$22,766
Jan 23	$4,875	$18,126	$4,500	$24,196
Feb 23	$4,685	$17,606	$4,328	$23,606
Mar 23	$4,669	$18,149	$4,316	$24,473
Apr 23	$4,773	$18,410	$4,414	$24,855
May 23	$4,593	$18,213	$4,250	$24,963
Jun 23	$4,929	$19,270	$4,566	$26,612
Jul 23	$5,150	$19,976	$4,773	$27,467
Aug 23	$5,132	$19,418	$4,758	$27,030
Sep 23	$5,074	$18,615	$4,709	$25,741
Oct 23	$5,077	$18,055	$4,712	$25,200
Nov 23	$5,448	$19,721	$5,060	$27,501
Dec 23	$5,407	$20,669	$5,028	$28,750
Jan 24	$5,435	$20,790	$5,056	$29,233
Feb 24	$5,654	$21,682	$5,261	$30,794
Mar 24	$6,040	$22,363	$5,625	$31,785
Apr 24	$5,990	$21,625	$5,580	$30,487
May 24	$6,230	$22,503	$5,807	$31,999
Jun 24	$6,405	$23,004	$5,975	$33,147
Jul 24	$6,592	$23,375	$6,152	$33,550
Aug 24	$6,862	$23,969	$6,407	$34,364
Sep 24	$6,906	$24,526	$6,454	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Energy Income ETF	36.09%	14.44%	(3.63)%
MVIS® North America Energy Infrastructure Index (MVEINCTG)	37.05%	14.97%	(4.28)%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

Index data prior to December 2, 2019 reflects that of the Solactive High Income MLP Index. All Index history reflects a blend of the performance of the Indexes.

VanEck Energy Income ETF is the successor to the Yorkville High Income MLP ETF pursuant to a reorganization that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$56,456,481
  Number of Portfolio Holdings30
  Portfolio Turnover Rate28%
  Advisory Fees Paid$201,186

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
100.0%
Liabilities in excess of other assets
–%
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assets		-%
Energy		100.0%

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.0%
Enbridge, Inc.	7.9%
ONEOK, Inc.	6.9%
TC Energy Corp.	6.6%
Cheniere Energy, Inc.	6.0%
Kinder Morgan, Inc.	5.7%
Targa Resources Corp.	5.0%
DT Midstream, Inc.	4.6%
Antero Midstream Corp.	4.6%
MPLX LP	4.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Environmental Services ETF

Ticker: EVX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Environmental Services ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$63	0.55%

How did the Fund perform last year?

  The environmental services industry benefited from growing corporate and governmental initiatives focused on sustainability and recycling, supporting overall growth.

  Industrials were the largest sector contributor, with waste management companies expanding recycling capabilities.

  Republic Services, Inc. was the top individual contributor, benefiting from strong financial performance, effective pricing strategies, operational efficiency, and strategic acquisitions.

  The energy sector detracted the most, due to fluctuating oil prices, geopolitical tensions, and a shift in investor focus toward high-growth sectors like technology.

  Vertex Energy, Inc., was the largest detractor because of financial challenges, including a net losses in Q4 2023, operational setbacks like pausing renewable diesel production and filing for Chapter 11 bankruptcy in September 2024.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

EVX
AXENVTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$35,098 - SPTR
$31,053 - AXENVTR
$30,000 - EVX
$24,526 - NDUEACWF
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	EVX	NDUEACWF	AXENVTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,186	$10,070	$10,187	$10,244
Nov 14	$10,234	$10,239	$10,235	$10,520
Dec 14	$10,368	$10,041	$10,377	$10,493
Jan 15	$9,566	$9,884	$9,575	$10,178
Feb 15	$10,136	$10,435	$10,135	$10,763
Mar 15	$10,070	$10,273	$10,071	$10,593
Apr 15	$10,011	$10,571	$10,016	$10,695
May 15	$10,093	$10,557	$10,101	$10,832
Jun 15	$9,955	$10,309	$9,965	$10,622
Jul 15	$9,901	$10,398	$9,915	$10,845
Aug 15	$9,642	$9,685	$9,661	$10,191
Sep 15	$9,182	$9,334	$9,206	$9,939
Oct 15	$9,590	$10,067	$9,618	$10,777
Nov 15	$9,594	$9,984	$9,626	$10,809
Dec 15	$9,296	$9,804	$9,337	$10,638
Jan 16	$9,170	$9,213	$9,215	$10,111
Feb 16	$9,269	$9,149	$9,319	$10,097
Mar 16	$10,268	$9,827	$10,330	$10,782
Apr 16	$10,244	$9,972	$10,309	$10,824
May 16	$10,369	$9,985	$10,438	$11,018
Jun 16	$10,803	$9,924	$10,878	$11,047
Jul 16	$11,003	$10,352	$11,085	$11,454
Aug 16	$11,069	$10,387	$11,157	$11,470
Sep 16	$11,088	$10,451	$11,182	$11,472
Oct 16	$11,048	$10,273	$11,146	$11,263
Nov 16	$11,845	$10,351	$11,956	$11,680
Dec 16	$12,085	$10,575	$12,203	$11,911
Jan 17	$12,053	$10,864	$12,178	$12,137
Feb 17	$12,365	$11,169	$12,497	$12,619
Mar 17	$12,460	$11,305	$12,600	$12,633
Apr 17	$12,594	$11,482	$12,743	$12,763
May 17	$12,562	$11,735	$12,715	$12,943
Jun 17	$12,671	$11,789	$12,833	$13,023
Jul 17	$13,054	$12,118	$13,226	$13,291
Aug 17	$12,870	$12,164	$13,047	$13,332
Sep 17	$13,783	$12,399	$13,980	$13,607
Oct 17	$13,902	$12,657	$14,106	$13,925
Nov 17	$13,767	$12,902	$13,976	$14,352
Dec 17	$13,985	$13,110	$14,206	$14,511
Jan 18	$14,292	$13,850	$14,525	$15,342
Feb 18	$13,833	$13,268	$14,065	$14,777
Mar 18	$13,721	$12,984	$13,962	$14,401
Apr 18	$13,592	$13,108	$13,836	$14,456
May 18	$14,394	$13,124	$14,645	$14,804
Jun 18	$14,615	$13,053	$14,875	$14,895
Jul 18	$15,419	$13,447	$15,699	$15,450
Aug 18	$15,647	$13,552	$15,940	$15,953
Sep 18	$15,624	$13,611	$15,921	$16,044
Oct 18	$14,624	$12,591	$14,910	$14,947
Nov 18	$15,113	$12,776	$15,416	$15,252
Dec 18	$13,547	$11,876	$13,830	$13,875
Jan 19	$14,888	$12,813	$15,204	$14,987
Feb 19	$15,526	$13,156	$15,863	$15,468
Mar 19	$15,709	$13,322	$16,059	$15,769
Apr 19	$16,355	$13,771	$16,727	$16,407
May 19	$15,565	$12,955	$15,927	$15,364
Jun 19	$16,685	$13,803	$17,081	$16,447
Jul 19	$16,912	$13,843	$17,322	$16,684
Aug 19	$16,625	$13,515	$17,037	$16,419
Sep 19	$16,920	$13,799	$17,362	$16,727
Oct 19	$16,738	$14,177	$17,182	$17,089
Nov 19	$17,046	$14,523	$17,506	$17,709
Dec 19	$17,370	$15,034	$17,844	$18,244
Jan 20	$17,274	$14,868	$17,752	$18,237
Feb 20	$16,227	$13,667	$16,680	$16,735
Mar 20	$12,591	$11,822	$12,968	$14,668
Apr 20	$13,867	$13,089	$14,238	$16,549
May 20	$14,988	$13,658	$15,357	$17,337
Jun 20	$15,168	$14,094	$15,508	$17,682
Jul 20	$15,859	$14,840	$16,222	$18,679
Aug 20	$16,291	$15,748	$16,674	$20,021
Sep 20	$16,205	$15,240	$16,594	$19,260
Oct 20	$16,173	$14,870	$16,570	$18,748
Nov 20	$18,766	$16,703	$19,236	$20,801
Dec 20	$19,655	$17,478	$20,162	$21,600
Jan 21	$19,332	$17,399	$19,838	$21,382
Feb 21	$19,984	$17,802	$20,517	$21,972
Mar 21	$21,613	$18,277	$22,209	$22,934
Apr 21	$22,876	$19,076	$23,516	$24,158
May 21	$23,082	$19,373	$23,738	$24,327
Jun 21	$23,096	$19,628	$23,760	$24,895
Jul 21	$23,691	$19,764	$24,380	$25,486
Aug 21	$24,202	$20,258	$24,915	$26,261
Sep 21	$23,417	$19,422	$24,116	$25,040
Oct 21	$25,582	$20,413	$26,355	$26,794
Nov 21	$24,789	$19,921	$25,551	$26,608
Dec 21	$25,104	$20,718	$25,887	$27,801
Jan 22	$22,025	$19,701	$22,723	$26,362
Feb 22	$22,812	$19,192	$23,542	$25,573
Mar 22	$24,838	$19,607	$25,637	$26,522
Apr 22	$23,528	$18,038	$24,292	$24,209
May 22	$23,207	$18,059	$23,964	$24,254
Jun 22	$21,324	$16,537	$22,020	$22,252
Jul 22	$23,487	$17,692	$24,262	$24,304
Aug 22	$23,549	$17,040	$24,337	$23,312
Sep 22	$21,413	$15,409	$22,144	$21,165
Oct 22	$23,120	$16,339	$23,909	$22,879
Nov 22	$24,027	$17,606	$24,856	$24,158
Dec 22	$22,400	$16,913	$23,179	$22,766
Jan 23	$24,062	$18,126	$24,905	$24,196
Feb 23	$23,781	$17,606	$24,624	$23,606
Mar 23	$23,953	$18,149	$24,785	$24,473
Apr 23	$23,687	$18,410	$24,520	$24,855
May 23	$23,470	$18,213	$24,308	$24,963
Jun 23	$26,582	$19,270	$27,542	$26,612
Jul 23	$26,639	$19,976	$27,603	$27,467
Aug 23	$25,510	$19,418	$26,388	$27,030
Sep 23	$23,606	$18,615	$24,341	$25,741
Oct 23	$22,237	$18,055	$22,937	$25,200
Nov 23	$23,854	$19,721	$24,610	$27,501
Dec 23	$25,340	$20,669	$26,152	$28,750
Jan 24	$24,526	$20,790	$25,316	$29,233
Feb 24	$26,900	$21,682	$27,769	$30,794
Mar 24	$27,817	$22,363	$28,731	$31,785
Apr 24	$26,759	$21,625	$27,650	$30,487
May 24	$27,581	$22,503	$28,513	$31,999
Jun 24	$28,317	$23,004	$29,293	$33,147
Jul 24	$29,301	$23,375	$30,320	$33,550
Aug 24	$29,964	$23,969	$31,015	$34,364
Sep 24	$30,000	$24,526	$31,053	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Environmental Services ETF	27.09%	12.13%	11.61%
NYSE Arca Environmental Services Index (TR) (AXENVTR)	27.57%	12.33%	12.00%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$79,427,773
  Number of Portfolio Holdings23
  Portfolio Turnover Rate23%
  Advisory Fees Paid$322,817

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
75.8%
Materials
16.4%
Consumer Staples
4.0%
Health Care
3.8%
Other assets less liabilities
–%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		-%
Health Care		3.8%
Consumer Staples		4.0%
Materials		16.4%
Industrials		75.8%

Top Ten Holdings (% of Total Net Assets)

Waste Management, Inc.	10.1%
Ecolab, Inc.	10.1%
Republic Services, Inc.	9.8%
Waste Connections, Inc.	9.8%
PureCycle Technologies, Inc.	4.1%
Darling Ingredients, Inc.	4.0%
ABM Industries, Inc.	3.9%
Donaldson Co., Inc.	3.9%
Veralto Corp.	3.9%
GFL Environmental, Inc.	3.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fabless Semiconductor ETF

Ticker: SMHX

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF for the period August 27, 2024 (inception of Fund) to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$3	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

How did the Fund perform last year?

  Fabless semiconductor companies performed exceptionally since the inception of the Fund, bolstered by the increasing demand for advanced chip designs in Artificial Intelligence ("AI"), automotive and mobile devices.

  The information technology sector was the largest contributor, led by companies designing cutting-edge semiconductors.

  Impinj, Inc., a leader in RAIN RFID technology, has recently outperformed due to strong financial results as well as inclusion in more broad indices which helped boost attractiveness.

  Nvidia Corp. was the largest individual detractor since inception, underperforming due to recent earnings reports and estimations of future products.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

SMHX
MVSMHX
NDUEACWF
$15,000
$10,000
$5,000
$0
Aug-24
Aug-24
Sep-24
$10,269 - NDUEACWF
$10,160 - SMHX
$10,155 - MVSMHX

	SMHX	NDUEACWF	MVSMHX
Aug-24	$10,000	$10,000	$10,000
Aug-24	$9,971	$10,036	$9,971
Sep-24	$10,160	$10,269	$10,155

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	Life*
VanEck Fabless Semiconductor ETF	1.60%
MarketVector™ US Listed Fabless Semiconductor Index (MVSMHX)	1.55%
MSCI ACWI Net TR Index (NDUEACWF)	2.69%

* Inception of Fund: 8/27/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$6,416,630
  Number of Portfolio Holdings22
  Portfolio Turnover Rate7%
  Advisory Fees Paid$1,171

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
90.7%
Application Software
9.2%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		9.2%
Semiconductors		90.7%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.6%
Broadcom, Inc.	15.4%
Advanced Micro Devices, Inc.	5.2%
Astera Labs, Inc.	5.1%
Synopsys, Inc.	4.9%
Qualcomm, Inc.	4.8%
Monolithic Power Systems, Inc.	4.4%
Cadence Design Systems, Inc.	4.3%
ARM Holdings Plc	4.3%
Marvell Technology, Inc.	4.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gaming ETF

Ticker: BJK

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Gaming ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$72	0.67%

How did the Fund perform last year?

  The global gaming and casino industry recovered over the past year as in-person gaming rebounded, though regulatory issues in key markets tempered growth.

  Consumer discretionary was the leading sector contributor, driven by renewed demand in both physical and online gaming.

  Aristocrat Leisure Ltd., was the leading individual contributor due to strong financial performance, including an increase in net profit in the first half of fiscal 2024 as well as strategic initiatives in its digital gaming.

  Sands China Ltd. was the largest individual detractor, primarily due to disruptions from ongoing renovations at the Londoner Macao, intensified competition within the Macao gaming sector, and regulatory challenges, including increased gaming taxes and mandated non-gaming investments.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

BJK
MVBJKTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$35,098 - SPTR
$24,526 - NDUEACWF
$13,703 - MVBJKTR
$13,149 - BJK
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	BJK	NDUEACWF	MVBJKTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,493	$10,070	$10,472	$10,244
Nov 14	$10,221	$10,239	$10,232	$10,520
Dec 14	$9,278	$10,041	$9,333	$10,493
Jan 15	$9,077	$9,884	$9,125	$10,178
Feb 15	$9,324	$10,435	$9,343	$10,763
Mar 15	$8,893	$10,273	$8,920	$10,593
Apr 15	$9,019	$10,571	$9,085	$10,695
May 15	$8,949	$10,557	$9,004	$10,832
Jun 15	$8,463	$10,309	$8,519	$10,622
Jul 15	$9,067	$10,398	$9,107	$10,845
Aug 15	$7,876	$9,685	$7,922	$10,191
Sep 15	$7,209	$9,334	$7,228	$9,939
Oct 15	$8,151	$10,067	$8,209	$10,777
Nov 15	$7,774	$9,984	$7,818	$10,809
Dec 15	$7,952	$9,804	$8,029	$10,638
Jan 16	$7,743	$9,213	$7,737	$10,111
Feb 16	$7,876	$9,149	$7,922	$10,097
Mar 16	$8,556	$9,827	$8,605	$10,782
Apr 16	$8,226	$9,972	$8,304	$10,824
May 16	$8,430	$9,985	$8,491	$11,018
Jun 16	$7,942	$9,924	$7,957	$11,047
Jul 16	$8,642	$10,352	$8,703	$11,454
Aug 16	$8,576	$10,387	$8,651	$11,470
Sep 16	$9,100	$10,451	$9,142	$11,472
Oct 16	$8,835	$10,273	$8,926	$11,263
Nov 16	$9,268	$10,351	$9,366	$11,680
Dec 16	$8,833	$10,575	$8,934	$11,911
Jan 17	$9,067	$10,864	$9,164	$12,137
Feb 17	$9,209	$11,169	$9,302	$12,619
Mar 17	$9,801	$11,305	$9,887	$12,633
Apr 17	$10,173	$11,482	$10,278	$12,763
May 17	$10,344	$11,735	$10,445	$12,943
Jun 17	$10,549	$11,789	$10,653	$13,023
Jul 17	$10,552	$12,118	$10,667	$13,291
Aug 17	$10,554	$12,164	$10,655	$13,332
Sep 17	$11,063	$12,399	$11,167	$13,607
Oct 17	$11,061	$12,657	$11,175	$13,925
Nov 17	$11,629	$12,902	$11,733	$14,352
Dec 17	$12,358	$13,110	$12,521	$14,511
Jan 18	$13,078	$13,850	$13,250	$15,342
Feb 18	$12,446	$13,268	$12,650	$14,777
Mar 18	$12,268	$12,984	$12,391	$14,401
Apr 18	$12,499	$13,108	$12,707	$14,456
May 18	$13,100	$13,124	$13,329	$14,804
Jun 18	$12,180	$13,053	$12,388	$14,895
Jul 18	$12,265	$13,447	$12,449	$15,450
Aug 18	$11,410	$13,552	$11,596	$15,953
Sep 18	$10,565	$13,611	$10,755	$16,044
Oct 18	$9,425	$12,591	$9,576	$14,947
Nov 18	$9,632	$12,776	$9,777	$15,252
Dec 18	$9,115	$11,876	$9,277	$13,875
Jan 19	$10,347	$12,813	$10,491	$14,987
Feb 19	$10,344	$13,156	$10,527	$15,468
Mar 19	$10,091	$13,322	$10,256	$15,769
Apr 19	$10,801	$13,771	$10,984	$16,407
May 19	$9,580	$12,955	$9,762	$15,364
Jun 19	$10,314	$13,803	$10,499	$16,447
Jul 19	$10,354	$13,843	$10,594	$16,684
Aug 19	$9,832	$13,515	$10,029	$16,419
Sep 19	$10,065	$13,799	$10,262	$16,727
Oct 19	$10,899	$14,177	$11,124	$17,089
Nov 19	$11,112	$14,523	$11,332	$17,709
Dec 19	$11,866	$15,034	$12,106	$18,244
Jan 20	$11,224	$14,868	$11,518	$18,237
Feb 20	$10,362	$13,667	$10,482	$16,735
Mar 20	$7,318	$11,822	$7,493	$14,668
Apr 20	$8,953	$13,089	$9,148	$16,549
May 20	$9,539	$13,658	$9,691	$17,337
Jun 20	$9,457	$14,094	$9,600	$17,682
Jul 20	$9,661	$14,840	$9,867	$18,679
Aug 20	$10,959	$15,748	$11,212	$20,021
Sep 20	$11,074	$15,240	$11,293	$19,260
Oct 20	$10,377	$14,870	$10,599	$18,748
Nov 20	$12,413	$16,703	$12,716	$20,801
Dec 20	$13,270	$17,478	$13,579	$21,600
Jan 21	$12,844	$17,399	$13,173	$21,382
Feb 21	$14,970	$17,802	$15,325	$21,972
Mar 21	$15,155	$18,277	$15,508	$22,934
Apr 21	$15,754	$19,076	$16,159	$24,158
May 21	$15,573	$19,373	$15,936	$24,327
Jun 21	$15,084	$19,628	$15,459	$24,895
Jul 21	$13,771	$19,764	$14,122	$25,486
Aug 21	$14,566	$20,258	$14,951	$26,261
Sep 21	$13,738	$19,422	$14,149	$25,040
Oct 21	$14,142	$20,413	$14,501	$26,794
Nov 21	$11,998	$19,921	$12,346	$26,608
Dec 21	$12,708	$20,718	$13,069	$27,801
Jan 22	$12,061	$19,701	$12,322	$26,362
Feb 22	$12,142	$19,192	$12,485	$25,573
Mar 22	$11,462	$19,607	$11,853	$26,522
Apr 22	$10,558	$18,038	$10,958	$24,209
May 22	$10,489	$18,059	$10,807	$24,254
Jun 22	$9,741	$16,537	$10,014	$22,252
Jul 22	$10,393	$17,692	$10,685	$24,304
Aug 22	$10,115	$17,040	$10,468	$23,312
Sep 22	$9,381	$15,409	$9,713	$21,165
Oct 22	$10,066	$16,339	$10,403	$22,879
Nov 22	$11,481	$17,606	$11,771	$24,158
Dec 22	$11,103	$16,913	$11,483	$22,766
Jan 23	$12,595	$18,126	$12,978	$24,196
Feb 23	$12,517	$17,606	$12,951	$23,606
Mar 23	$12,804	$18,149	$13,225	$24,473
Apr 23	$13,406	$18,410	$13,837	$24,855
May 23	$12,360	$18,213	$12,781	$24,963
Jun 23	$12,936	$19,270	$13,377	$26,612
Jul 23	$13,491	$19,976	$13,958	$27,467
Aug 23	$12,563	$19,418	$13,040	$27,030
Sep 23	$11,496	$18,615	$11,949	$25,741
Oct 23	$10,852	$18,055	$11,250	$25,200
Nov 23	$11,524	$19,721	$11,971	$27,501
Dec 23	$12,435	$20,669	$12,925	$28,750
Jan 24	$12,420	$20,790	$12,951	$29,233
Feb 24	$12,952	$21,682	$13,468	$30,794
Mar 24	$12,719	$22,363	$13,233	$31,785
Apr 24	$11,596	$21,625	$12,116	$30,487
May 24	$11,723	$22,503	$12,168	$31,999
Jun 24	$11,838	$23,004	$12,340	$33,147
Jul 24	$11,965	$23,375	$12,459	$33,550
Aug 24	$12,091	$23,969	$12,601	$34,364
Sep 24	$13,149	$24,526	$13,703	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gaming ETF	14.38%	5.49%	2.78%
MVIS® Global Gaming Index (MVBJKTR)	14.68%	5.95%	3.20%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$38,191,166
  Number of Portfolio Holdings33
  Portfolio Turnover Rate22%
  Advisory Fees Paid$161,379

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
88.4%
Real Estate
11.7%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		11.7%
Consumer Discretionary		88.4%

Top Ten Holdings (% of Total Net Assets)

Flutter Entertainment Plc	7.9%
VICI Properties, Inc.	7.2%
Aristocrat Leisure Ltd.	7.2%
Las Vegas Sands Corp.	6.5%
DraftKings, Inc.	6.1%
Evolution AB	5.6%
Galaxy Entertainment Group Ltd.	5.4%
Gaming and Leisure Properties, Inc.	4.5%
MGM Resorts International	4.4%
Wynn Resorts Ltd.	4.3%

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

The Fund’s net expense ratio decreased to 0.67% for the year ended September 30, 2024 from 0.73% for the year ended September 30, 2023 as a result of lower interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Infrastructure ETF

Ticker: RNEW

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Green Infrastructure ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Infrastructure ETF	$48	0.47%

How did the Fund perform last year?

  Green infrastructure posted positive performance over the past year, driven by global commitments to reduce carbon emissions and increasing investments in renewable energy.

  Industrials were the leading sector, with companies involved in green construction and energy infrastructure outperforming.

  NextEra Energy, Inc., a leader in renewable energy, was the top individual contributor, benefiting from substantial investments in wind and solar projects.

  The utilities sector detracted the most, with companies in this sector facing fluctuating energy prices and regulatory delays.

  Électricité de France SA was the largest individual detractor, as rising costs and operational delays in nuclear projects impacted its performance.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

RNEW
IUGIMWT
SPTR
$20,000
$15,000
$10,000
$5,000
$0
Oct 22
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
$15,972 - SPTR
$10,065 - IUGIMWT
$10,043 - RNEW

	RNEW	SPTR	IUGIMWT
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,619	$10,412	$10,620
Nov 22	$11,013	$10,994	$11,018
Dec 22	$9,568	$10,360	$9,579
Jan 23	$10,614	$11,011	$10,622
Feb 23	$10,207	$10,743	$10,213
Mar 23	$10,144	$11,137	$10,150
Apr 23	$9,614	$11,311	$9,619
May 23	$9,607	$11,360	$9,609
Jun 23	$10,280	$12,111	$10,287
Jul 23	$10,903	$12,500	$10,914
Aug 23	$10,004	$12,301	$10,017
Sep 23	$9,438	$11,714	$9,452
Oct 23	$8,362	$11,468	$8,377
Nov 23	$9,035	$12,515	$9,053
Dec 23	$9,842	$13,084	$9,865
Jan 24	$8,736	$13,304	$8,756
Feb 24	$9,099	$14,014	$9,119
Mar 24	$9,311	$14,465	$9,330
Apr 24	$8,806	$13,874	$8,820
May 24	$9,853	$14,562	$9,867
Jun 24	$9,495	$15,084	$9,509
Jul 24	$10,105	$15,268	$10,122
Aug 24	$10,067	$15,638	$10,086
Sep 24	$10,043	$15,972	$10,065

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Green Infrastructure ETF	6.42%	0.22%
Indxx US Green Infrastructure - MCAP Weighted Index (IUGIMWT)	6.49%	0.33%
S&P 500 Index Total Return (SPTR)	36.35%	27.13%

* Inception of Fund: 10/18/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$1,900,253
  Number of Portfolio Holdings45
  Portfolio Turnover Rate5%
  Advisory Fees Paid$7,988

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
38.7%
Consumer Discretionary
20.5%
Utilities
17.0%
Information Technology
10.7%
Energy
7.8%
Materials
5.2%
Other assets less liabilities
0.1%
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.2%
Energy		7.8%
Information Technology		10.7%
Utilities		17.0%
Consumer Discretionary		20.5%
Industrials		38.7%

Top Ten Holdings (% of Total Net Assets)

Tesla, Inc.	7.3%
Cheniere Energy, Inc.	5.6%
Clean Harbors, Inc.	5.4%
Quanta Services, Inc.	5.3%
Republic Services, Inc.	5.3%
Ecolab, Inc.	5.2%
Waste Management, Inc.	5.1%
Rivian Automotive, Inc.	4.7%
Donaldson Co., Inc.	4.5%
BorgWarner, Inc.	4.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Inflation Allocation ETF

Ticker: RAAX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Inflation Allocation ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Inflation Allocation ETF	$48	0.44%

How did the Fund perform last year?

  Collectively, real assets gained on the year, despite declining inflation and a more muted global growth outlook. Financial real assets and income-producing real assets helped prop the segment’s collective returns as commodities and natural resources equities posted muted returns.

  The top contributing segment during the period was financial assets, specifically the Fund’s gold bullion and gold equity positions which benefited from increasing central bank gold buying. Income assets also contributed meaningfully to Fund performance with fairly equal contributions from midstream energy and Master Limited Partnerships, Real Estate Investment Trust exposure, and infrastructure equities.

  The largest detractors from Fund performance were commodities, specifically the VanEck Commodity Strategy ETF representing broad exposure to commodity futures contracts. The Fund’s exposure to energy equities, specifically oil services and diversified energy sector companies, also weighed on the Fund’s performance.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

RAAX
BCOMTR
SPTR
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Apr 18
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$24,616 - SPTR
$14,369 - RAAX
$13,284 - BCOMTR

	RAAX	SPTR	BCOMTR
Apr 18	$10,000	$10,000	$10,000
Apr 18	$10,298	$10,139	$10,190
May 18	$10,389	$10,383	$10,334
Jun 18	$10,203	$10,447	$9,973
Jul 18	$10,207	$10,836	$9,760
Aug 18	$10,115	$11,189	$9,588
Sep 18	$10,083	$11,253	$9,771
Oct 18	$9,762	$10,483	$9,561
Nov 18	$9,790	$10,697	$9,506
Dec 18	$9,900	$9,731	$8,852
Jan 19	$9,968	$10,511	$9,334
Feb 19	$9,968	$10,848	$9,428
Mar 19	$10,072	$11,059	$9,411
Apr 19	$9,968	$11,507	$9,372
May 19	$9,633	$10,776	$9,057
Jun 19	$10,192	$11,535	$9,299
Jul 19	$10,203	$11,701	$9,237
Aug 19	$10,082	$11,516	$9,023
Sep 19	$10,086	$11,731	$9,129
Oct 19	$10,135	$11,985	$9,313
Nov 19	$9,992	$12,420	$9,075
Dec 19	$10,518	$12,795	$9,532
Jan 20	$10,278	$12,790	$8,831
Feb 20	$9,502	$11,737	$8,386
Mar 20	$7,808	$10,288	$7,312
Apr 20	$7,860	$11,606	$7,200
May 20	$7,908	$12,159	$7,512
Jun 20	$7,960	$12,401	$7,683
Jul 20	$8,484	$13,100	$8,122
Aug 20	$8,679	$14,042	$8,671
Sep 20	$8,238	$13,508	$8,381
Oct 20	$8,114	$13,149	$8,499
Nov 20	$9,034	$14,588	$8,797
Dec 20	$9,074	$15,149	$9,235
Jan 21	$9,729	$14,996	$9,477
Feb 21	$10,177	$15,410	$10,090
Mar 21	$10,410	$16,085	$9,874
Apr 21	$10,826	$16,943	$10,692
May 21	$11,135	$17,062	$10,984
Jun 21	$11,151	$17,460	$11,187
Jul 21	$11,208	$17,875	$11,393
Aug 21	$11,169	$18,418	$11,359
Sep 21	$11,048	$17,562	$11,925
Oct 21	$11,869	$18,792	$12,233
Nov 21	$11,265	$18,662	$11,338
Dec 21	$11,690	$19,498	$11,738
Jan 22	$11,689	$18,489	$12,769
Feb 22	$12,274	$17,935	$13,564
Mar 22	$13,190	$18,601	$14,737
Apr 22	$12,772	$16,979	$15,347
May 22	$12,972	$17,010	$15,581
Jun 22	$11,610	$15,606	$13,902
Jul 22	$11,949	$17,045	$14,495
Aug 22	$11,712	$16,350	$14,508
Sep 22	$10,749	$14,844	$13,331
Oct 22	$11,516	$16,046	$13,597
Nov 22	$12,252	$16,943	$13,969
Dec 22	$11,904	$15,967	$13,627
Jan 23	$12,591	$16,970	$13,560
Feb 23	$11,887	$16,556	$12,923
Mar 23	$12,106	$17,164	$12,897
Apr 23	$12,193	$17,432	$12,800
May 23	$11,529	$17,507	$12,078
Jun 23	$11,993	$18,664	$12,566
Jul 23	$12,680	$19,264	$13,352
Aug 23	$12,455	$18,957	$13,250
Sep 23	$12,141	$18,053	$13,158
Oct 23	$12,037	$17,674	$13,193
Nov 23	$12,436	$19,288	$12,896
Dec 23	$12,635	$20,164	$12,549
Jan 24	$12,419	$20,503	$12,599
Feb 24	$12,565	$21,598	$12,414
Mar 24	$13,422	$22,293	$12,824
Apr 24	$13,308	$21,382	$13,169
May 24	$13,562	$22,442	$13,400
Jun 24	$13,528	$23,248	$13,194
Jul 24	$13,930	$23,531	$12,662
Aug 24	$14,052	$24,101	$12,668
Sep 24	$14,369	$24,616	$13,284

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Inflation Allocation ETF	18.35%	7.34%	5.76%
Bloomberg Commodity Index Total Return (BCOMTR)	0.96%	7.79%	4.48%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	14.92%

* Inception of Fund: 4/9/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$77,428,461
  Number of Portfolio Holdings15
  Portfolio Turnover Rate47%
  Advisory Fees Paid$257,958

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Resource Assets
46.8%
Financial Assets
28.5%
Income Assets
24.2%
Money Market Fund
3.2%
Liabilities in excess of other assets
(2.7)%
-10
0
10
20
30
40
50
60

Value	Value	Value
Liabilities in excess of other assets		(2.7)%
Money Market Fund		3.2%
Income Assets		24.2%
Financial Assets		28.5%
Resource Assets		46.8%

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	26.3%
VanEck Commodity Strategy ETF	20.3%
VanEck Energy Income ETF	12.4%
Energy Select Sector SPDR Fund	11.1%
Materials Select Sector SPDR Fund	9.6%
iShares Residential and Multisector Real Estate ETF	6.8%
Global X US Infrastructure Development ETF	5.0%
VanEck Uranium and Nuclear ETF	2.0%
VanEck Steel ETF	1.8%
VanEck Gold Miners ETF	1.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long/Flat Trend ETF

Ticker: LFEQ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Long/Flat Trend ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long/Flat Trend ETF	$71	0.61%

How did the Fund perform last year?

  The Fund experienced steady gains over the past year as upward trends in equities persisted, though volatility and market corrections toward the end of the period dampened returns slightly.

  The Fund's primary exposure is to the S&P 500 via the ETF VOO.

  Nvidia Corp. was the top individual contributor to VOO, driven by continued demand for their GPUs (graphics processing units) that are the market leader in powering Artificial Intelligence ("AI").

  The energy sector detracted the most, as oil price volatility and declining demand weighed on performance.

  Chevron Corp. was the largest individual detractor to VOO, underperforming due to weaker-than-expected oil prices and a drop in refining margins.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

LFEQ
NDRCMGLF
SPTR
$30,000
$20,000
$10,000
$0
Oct 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$25,604 - SPTR
$22,068 - NDRCMGLF
$21,104 - LFEQ

	LFEQ	SPTR	NDRCMGLF
Oct 17	$10,000	$10,000	$10,000
Oct 17	$10,152	$10,158	$10,158
Nov 17	$10,419	$10,470	$10,430
Dec 17	$10,479	$10,586	$10,520
Jan 18	$11,100	$11,192	$11,123
Feb 18	$10,683	$10,780	$10,713
Mar 18	$10,411	$10,506	$10,440
Apr 18	$10,415	$10,546	$10,454
May 18	$10,615	$10,800	$10,659
Jun 18	$10,675	$10,866	$10,715
Jul 18	$10,980	$11,271	$11,039
Aug 18	$11,265	$11,638	$11,336
Sep 18	$11,325	$11,704	$11,400
Oct 18	$10,547	$10,904	$10,621
Nov 18	$10,739	$11,127	$10,838
Dec 18	$10,007	$10,122	$10,078
Jan 19	$10,437	$10,933	$10,520
Feb 19	$10,583	$11,284	$10,658
Mar 19	$10,737	$11,503	$10,822
Apr 19	$11,166	$11,969	$11,260
May 19	$10,449	$11,208	$10,544
Jun 19	$11,174	$11,998	$11,287
Jul 19	$11,334	$12,171	$11,450
Aug 19	$11,143	$11,978	$11,268
Sep 19	$11,357	$12,202	$11,479
Oct 19	$11,600	$12,466	$11,728
Nov 19	$12,015	$12,919	$12,153
Dec 19	$12,367	$13,309	$12,520
Jan 20	$12,357	$13,304	$12,515
Feb 20	$11,350	$12,209	$11,485
Mar 20	$9,934	$10,701	$10,066
Apr 20	$11,191	$12,072	$11,357
May 20	$11,713	$12,647	$11,898
Jun 20	$11,918	$12,899	$12,134
Jul 20	$12,612	$13,626	$12,819
Aug 20	$13,484	$14,606	$13,740
Sep 20	$12,972	$14,051	$13,218
Oct 20	$12,636	$13,677	$12,866
Nov 20	$14,012	$15,174	$14,275
Dec 20	$14,233	$15,758	$14,824
Jan 21	$14,373	$15,599	$14,674
Feb 21	$14,764	$16,029	$15,079
Mar 21	$15,432	$16,731	$15,739
Apr 21	$16,241	$17,624	$16,579
May 21	$16,341	$17,747	$16,695
Jun 21	$16,703	$18,161	$17,085
Jul 21	$17,104	$18,592	$17,490
Aug 21	$17,601	$19,158	$18,022
Sep 21	$16,772	$18,267	$17,184
Oct 21	$17,943	$19,546	$18,388
Nov 21	$17,803	$19,411	$18,261
Dec 21	$18,603	$20,281	$19,079
Jan 22	$17,620	$19,231	$18,092
Feb 22	$17,087	$18,656	$17,550
Mar 22	$17,726	$19,348	$18,202
Apr 22	$16,164	$17,661	$16,614
May 22	$15,694	$17,693	$16,136
Jun 22	$15,693	$16,233	$16,156
Jul 22	$15,697	$17,730	$16,168
Aug 22	$14,538	$17,007	$14,988
Sep 22	$14,139	$15,440	$14,593
Oct 22	$14,513	$16,690	$14,994
Nov 22	$14,944	$17,623	$15,446
Dec 22	$14,514	$16,608	$15,006
Jan 23	$15,089	$17,651	$15,613
Feb 23	$14,706	$17,221	$15,232
Mar 23	$15,410	$17,853	$15,977
Apr 23	$15,495	$18,132	$16,081
May 23	$15,569	$18,210	$16,151
Jun 23	$16,575	$19,414	$17,219
Jul 23	$17,111	$20,037	$17,772
Aug 23	$16,826	$19,718	$17,489
Sep 23	$16,022	$18,778	$16,655
Oct 23	$15,667	$18,383	$16,305
Nov 23	$16,612	$20,062	$17,291
Dec 23	$17,364	$20,974	$18,077
Jan 24	$17,636	$21,326	$18,381
Feb 24	$18,546	$22,465	$19,362
Mar 24	$19,146	$23,188	$19,985
Apr 24	$18,372	$22,241	$19,169
May 24	$19,287	$23,343	$20,119
Jun 24	$19,966	$24,181	$20,841
Jul 24	$20,189	$24,475	$21,095
Aug 24	$20,663	$25,069	$21,606
Sep 24	$21,104	$25,604	$22,068

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Long/Flat Trend ETF	31.72%	13.19%	11.28%
NDR CMG US Large Cap Long/Flat Index (NDRCMGLF)	32.50%	13.96%	11.99%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	14.40%

* Inception of Fund: 10/4/17

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$26,809,528
  Number of Portfolio Holdings1
  Portfolio Turnover Rate1%
  Advisory Fees Paid$70,181

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchanged Traded Fund
99.8%
Other assets less liabilities
0.2%
0
20
40
60
80
100
120

Value	Value	Value
Other assets less liabilities		0.2%
Exchanged Traded Fund		99.8%

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

The Fund’s net expense ratio decreased to 0.61% for the year ended September 30, 2024 from 0.66% for the year ended September 30, 2023 as a result of lower interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar ESG Moat ETF

Ticker: MOTE

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar ESG Moat ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar ESG Moat ETF	$57	0.50%

How did the Fund perform last year?

  The Fund posted strong performance despite the lack of U.S. market breadth throughout the year and the Fund’s underweight to mega-caps which were a headwind for the period. The last three months of the period featured a rotation away from U.S. mega-caps toward more value-oriented areas of the market allowing the Fund to benefit from its exposure profile.

  The technology and financial services sectors contributed, by far, the most to the Fund’s performance over the period and industrials also contributed meaningfully to positive performance.

  The leading individual contributors to performance were TransUnion, Intercontinental Exchange, Inc. and Tyler Technologies, Inc.

  While no sector detracted from performance, the muted exposure and returns from real estate and energy stocks contributed least to performance.

  The leading individual detractors from performance were recreational vehicle manufacturer Polaris Inc., Nike Inc. and Brown-Forman Corp., an American distiller specializing in whiskey and bourbon.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

MOTE
MSUSSMGU
SPTR
$15,000
$10,000
$5,000
$0
$13,891 - SPTR
$11,995 - MSUSSMGU
$11,824 - MOTE
Oct 21
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	MOTE	SPTR	MSUSSMGU
Oct 21	$10,000	$10,000	$10,000
Oct 21	$10,689	$10,605	$10,693
Nov 21	$10,460	$10,531	$10,467
Dec 21	$10,838	$11,003	$10,848
Jan 22	$10,108	$10,434	$10,120
Feb 22	$9,710	$10,121	$9,725
Mar 22	$9,862	$10,497	$9,882
Apr 22	$9,054	$9,582	$9,076
May 22	$9,184	$9,599	$9,212
Jun 22	$8,591	$8,807	$8,620
Jul 22	$9,316	$9,619	$9,352
Aug 22	$8,863	$9,227	$8,901
Sep 22	$7,970	$8,377	$8,007
Oct 22	$8,618	$9,055	$8,662
Nov 22	$9,281	$9,561	$9,331
Dec 22	$8,821	$9,010	$8,873
Jan 23	$9,523	$9,577	$9,583
Feb 23	$9,304	$9,343	$9,366
Mar 23	$9,464	$9,686	$9,531
Apr 23	$9,450	$9,837	$9,521
May 23	$9,354	$9,880	$9,428
Jun 23	$9,877	$10,533	$9,959
Jul 23	$10,177	$10,871	$10,266
Aug 23	$9,860	$10,698	$9,950
Sep 23	$9,323	$10,188	$9,411
Oct 23	$8,929	$9,974	$9,017
Nov 23	$9,767	$10,885	$9,867
Dec 23	$10,431	$11,379	$10,545
Jan 24	$10,329	$11,570	$10,446
Feb 24	$10,825	$12,188	$10,951
Mar 24	$11,070	$12,580	$11,203
Apr 24	$10,459	$12,066	$10,588
May 24	$10,515	$12,665	$10,649
Jun 24	$10,744	$13,119	$10,887
Jul 24	$11,234	$13,279	$11,387
Aug 24	$11,598	$13,601	$11,761
Sep 24	$11,824	$13,891	$11,995

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar ESG Moat ETF	26.82%	5.77%
Morningstar® US Sustainability Moat Focus Index (MSUSSMGU)	27.45%	6.28%
S&P 500 Index Total Return (SPTR)	36.35%	11.63%

* Inception of Fund: 10/5/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$6,513,926
  Number of Portfolio Holdings62
  Portfolio Turnover Rate33%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
23.1%
Financials
19.5%
Industrials
17.4%
Health Care
12.0%
Consumer Staples
8.1%
Communication Services
6.9%
Consumer Discretionary
6.8%
Materials
3.7%
Energy
1.3%
Real Estate
1.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.1%
Energy		1.3%
Materials		3.7%
Consumer Discretionary		6.8%
Communication Services		6.9%
Consumer Staples		8.1%
Health Care		12.0%
Industrials		17.4%
Financials		19.5%
Information Technology		23.1%

Top Ten Holdings (% of Total Net Assets)

TransUnion	3.2%
Tyler Technologies, Inc.	2.9%
Allegion plc	2.8%
Intercontinental Exchange, Inc.	2.8%
Masco Corp.	2.7%
Equifax, Inc.	2.7%
Autodesk, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Emerson Electric Co.	2.5%
Northern Trust Corp.	2.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Global Wide Moat ETF

Ticker: MOTG

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$60	0.52%

How did the Fund perform last year?

  Global equities rose as inflation decreased and growth picked up during the period. From a regional perspective, international equities lagged U.S. counterparts during the period in the face of slightly stickier inflation, monetary policy uncertainty and lower relative growth prospects in some regions.

  The Fund’s exposure to industrials and financials were the leading sector contributors to performance along with its exposure to the United States and United Kingdom.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co. Ltd., Bank of New York Mellon Corp., and ASML Holding NV, the first and third benefited greatly from the momentum in the semiconductor industry.

  The Fund’s exposure to Brazil and China detracted most from performance while all sectors contributed positively to performance.

  The leading individual detractors from performance were Yum China Holdings. Inc., Baidu, Inc. and Bayer AG. Yum China and Baidu were victims of a weakening Chinese economy and consumer outlook during the period.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

MOTG
MSGWMFNU
NDUEACWF
SPTR
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$23,737 - SPTR
$19,739 - NDUEACWF
$19,390 - MSGWMFNU
$19,073 - MOTG

	MOTG	NDUEACWF	MSGWMFNU	SPTR
Oct 18	$10,000	$10,000	$10,000	$10,000
Oct 18	$10,115	$10,134	$10,133	$10,109
Nov 18	$10,549	$10,282	$10,560	$10,315
Dec 18	$9,759	$9,558	$9,778	$9,384
Jan 19	$10,414	$10,312	$10,443	$10,135
Feb 19	$10,736	$10,588	$10,777	$10,461
Mar 19	$10,807	$10,721	$10,839	$10,664
Apr 19	$11,189	$11,083	$11,237	$11,096
May 19	$10,569	$10,426	$10,622	$10,391
Jun 19	$11,268	$11,109	$11,294	$11,123
Jul 19	$11,385	$11,141	$11,424	$11,283
Aug 19	$11,261	$10,877	$11,293	$11,104
Sep 19	$11,501	$11,106	$11,534	$11,312
Oct 19	$11,763	$11,410	$11,804	$11,557
Nov 19	$12,149	$11,688	$12,191	$11,977
Dec 19	$12,495	$12,100	$12,549	$12,338
Jan 20	$12,547	$11,966	$12,623	$12,333
Feb 20	$11,566	$11,000	$11,585	$11,318
Mar 20	$10,159	$9,515	$10,222	$9,920
Apr 20	$11,379	$10,534	$11,435	$11,192
May 20	$12,006	$10,992	$12,018	$11,725
Jun 20	$12,203	$11,343	$12,240	$11,958
Jul 20	$12,640	$11,943	$12,685	$12,632
Aug 20	$13,400	$12,674	$13,460	$13,540
Sep 20	$13,076	$12,266	$13,113	$13,026
Oct 20	$12,698	$11,967	$12,748	$12,679
Nov 20	$14,104	$13,443	$14,173	$14,067
Dec 20	$14,531	$14,067	$14,595	$14,608
Jan 21	$14,576	$14,003	$14,639	$14,461
Feb 21	$14,883	$14,327	$14,933	$14,859
Mar 21	$15,369	$14,710	$15,429	$15,510
Apr 21	$16,084	$15,353	$16,168	$16,338
May 21	$16,353	$15,592	$16,459	$16,452
Jun 21	$16,364	$15,797	$16,444	$16,836
Jul 21	$16,492	$15,906	$16,584	$17,236
Aug 21	$16,862	$16,304	$16,967	$17,760
Sep 21	$16,083	$15,631	$16,209	$16,934
Oct 21	$16,681	$16,429	$16,777	$18,121
Nov 21	$15,847	$16,033	$15,972	$17,995
Dec 21	$16,634	$16,674	$16,775	$18,801
Jan 22	$16,328	$15,855	$16,426	$17,829
Feb 22	$16,103	$15,446	$16,253	$17,295
Mar 22	$16,189	$15,780	$16,363	$17,937
Apr 22	$15,123	$14,517	$15,314	$16,373
May 22	$15,372	$14,534	$15,512	$16,403
Jun 22	$14,202	$13,309	$14,313	$15,049
Jul 22	$15,191	$14,239	$15,313	$16,436
Aug 22	$14,401	$13,714	$14,555	$15,766
Sep 22	$12,961	$12,402	$13,118	$14,314
Oct 22	$13,897	$13,150	$14,043	$15,473
Nov 22	$15,202	$14,170	$15,305	$16,338
Dec 22	$14,747	$13,612	$14,922	$15,396
Jan 23	$15,795	$14,588	$15,937	$16,364
Feb 23	$15,204	$14,170	$15,383	$15,964
Mar 23	$15,491	$14,607	$15,649	$16,551
Apr 23	$15,665	$14,817	$15,830	$16,809
May 23	$15,061	$14,658	$15,224	$16,882
Jun 23	$15,913	$15,509	$16,081	$17,997
Jul 23	$16,387	$16,077	$16,575	$18,576
Aug 23	$15,561	$15,628	$15,764	$18,280
Sep 23	$14,794	$14,981	$14,996	$17,408
Oct 23	$14,214	$14,531	$14,378	$17,042
Nov 23	$15,429	$15,872	$15,621	$18,599
Dec 23	$16,399	$16,634	$16,620	$19,444
Jan 24	$16,103	$16,732	$16,350	$19,770
Feb 24	$16,655	$17,450	$16,884	$20,826
Mar 24	$17,156	$17,998	$17,401	$21,496
Apr 24	$16,451	$17,404	$16,744	$20,618
May 24	$16,991	$18,111	$17,192	$21,640
Jun 24	$16,784	$18,514	$17,048	$22,417
Jul 24	$17,692	$18,813	$17,961	$22,690
Aug 24	$18,569	$19,291	$18,838	$23,240
Sep 24	$19,073	$19,739	$19,390	$23,737

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar Global Wide Moat ETF	28.93%	10.65%	11.53%
Morningstar® Global Wide Moat Focus- Net Index (MSGWMFNU)	29.31%	10.95%	11.84%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	12.18%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	15.73%

* Inception of Fund: 10/30/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$16,304,039
  Number of Portfolio Holdings75
  Portfolio Turnover Rate78%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
28.9%
Financials
16.2%
Consumer Staples
12.6%
Health Care
11.7%
Information Technology
11.2%
Communication Services
7.1%
Consumer Discretionary
7.1%
Materials
5.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.1%
Consumer Discretionary		7.1%
Communication Services		7.1%
Information Technology		11.2%
Health Care		11.7%
Consumer Staples		12.6%
Financials		16.2%
Industrials		28.9%

Top Ten Holdings (% of Total Net Assets)

TransUnion	2.2%
Brambles Ltd.	2.2%
Tencent Holdings Ltd.	2.2%
Masco Corp.	2.1%
Allegion plc	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Sanofi SA	2.0%
Corteva, Inc.	2.0%
Kao Corp.	2.0%
Singapore Exchange Ltd.	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar International Moat ETF

Ticker: MOTI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar International Moat ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$64	0.58%

How did the Fund perform last year?

  Though they lagged their U.S. counterparts during the period, international equities posted strong returns as global inflation generally decreased and signs of global growth materialized in some regions.

  The Fund’s exposure to the communications services and technology sectors were the leading sector contributors to performance for the period and the Fund’s exposure to China and the United Kingdom contributed the most from a country perspective.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co. Ltd., MediaTek, Inc., and Millicom International Cellular SA.

  The Fund’s exposure to France and Hong Kong were the largest detractors from performance along with its industrials sector exposure.

  The leading individual detractors from performance were railway equipment and services firm Alstom SA, STMicroelectronics NV, an analog chip manufacturer that did not benefit from the Artificial Intelligence ("AI")-led semiconductor momentum, and Yum China Holdings, Inc.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

MOTI
MGEUMFUN
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Jul 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$32,445 - SPTR
$23,577 - NDUEACWF
$16,340 - MGEUMFUN
$15,374 - MOTI

	MOTI	NDUEACWF	MGEUMFUN	SPTR
Jul 15	$10,000	$10,000	$10,000	$10,000
Jul 15	$9,894	$9,996	$9,906	$10,025
Aug 15	$9,035	$9,311	$9,047	$9,420
Sep 15	$8,777	$8,973	$8,787	$9,187
Oct 15	$9,350	$9,678	$9,411	$9,962
Nov 15	$9,205	$9,598	$9,253	$9,992
Dec 15	$8,974	$9,425	$9,068	$9,834
Jan 16	$8,466	$8,856	$8,471	$9,346
Feb 16	$8,469	$8,795	$8,546	$9,334
Mar 16	$9,214	$9,447	$9,306	$9,967
Apr 16	$9,328	$9,587	$9,439	$10,006
May 16	$9,151	$9,599	$9,242	$10,185
Jun 16	$8,766	$9,541	$8,809	$10,212
Jul 16	$9,134	$9,952	$9,232	$10,588
Aug 16	$9,228	$9,985	$9,338	$10,603
Sep 16	$9,472	$10,046	$9,555	$10,605
Oct 16	$9,181	$9,876	$9,303	$10,412
Nov 16	$9,338	$9,951	$9,469	$10,797
Dec 16	$9,433	$10,166	$9,591	$11,011
Jan 17	$9,938	$10,444	$10,083	$11,219
Feb 17	$10,154	$10,737	$10,309	$11,665
Mar 17	$10,497	$10,868	$10,653	$11,678
Apr 17	$10,693	$11,038	$10,862	$11,798
May 17	$11,150	$11,281	$11,325	$11,964
Jun 17	$11,184	$11,333	$11,364	$12,039
Jul 17	$11,726	$11,649	$11,930	$12,287
Aug 17	$11,851	$11,694	$12,039	$12,324
Sep 17	$12,021	$11,920	$12,215	$12,579
Oct 17	$11,987	$12,167	$12,190	$12,872
Nov 17	$12,095	$12,403	$12,288	$13,267
Dec 17	$12,231	$12,603	$12,503	$13,414
Jan 18	$12,974	$13,314	$13,242	$14,182
Feb 18	$12,299	$12,755	$12,632	$13,660
Mar 18	$12,246	$12,482	$12,462	$13,312
Apr 18	$12,289	$12,601	$12,605	$13,364
May 18	$11,912	$12,617	$12,186	$13,685
Jun 18	$11,693	$12,548	$11,985	$13,770
Jul 18	$12,063	$12,927	$12,325	$14,282
Aug 18	$11,880	$13,028	$12,162	$14,747
Sep 18	$11,883	$13,085	$12,191	$14,831
Oct 18	$10,847	$12,104	$11,117	$13,818
Nov 18	$11,213	$12,281	$11,464	$14,099
Dec 18	$10,598	$11,416	$10,885	$12,826
Jan 19	$11,514	$12,318	$11,754	$13,854
Feb 19	$11,666	$12,647	$11,968	$14,299
Mar 19	$11,592	$12,806	$11,883	$14,577
Apr 19	$11,849	$13,239	$12,166	$15,167
May 19	$10,926	$12,453	$11,238	$14,203
Jun 19	$11,540	$13,269	$11,852	$15,204
Jul 19	$11,344	$13,308	$11,698	$15,423
Aug 19	$11,008	$12,992	$11,321	$15,178
Sep 19	$11,378	$13,265	$11,715	$15,462
Oct 19	$11,734	$13,629	$12,108	$15,797
Nov 19	$11,914	$13,961	$12,285	$16,371
Dec 19	$12,369	$14,453	$12,760	$16,865
Jan 20	$11,690	$14,293	$12,142	$16,858
Feb 20	$11,012	$13,139	$11,273	$15,470
Mar 20	$9,417	$11,365	$9,829	$13,560
Apr 20	$10,287	$12,582	$10,657	$15,298
May 20	$10,591	$13,130	$10,861	$16,026
Jun 20	$10,948	$13,549	$11,265	$16,345
Jul 20	$11,220	$14,266	$11,560	$17,267
Aug 20	$11,724	$15,139	$12,130	$18,508
Sep 20	$11,362	$14,651	$11,722	$17,805
Oct 20	$11,066	$14,295	$11,431	$17,331
Nov 20	$12,723	$16,057	$13,187	$19,228
Dec 20	$13,272	$16,802	$13,744	$19,968
Jan 21	$13,119	$16,726	$13,606	$19,766
Feb 21	$13,786	$17,113	$14,253	$20,311
Mar 21	$14,067	$17,570	$14,546	$21,201
Apr 21	$14,254	$18,338	$14,785	$22,332
May 21	$14,739	$18,624	$15,219	$22,488
Jun 21	$14,111	$18,869	$14,628	$23,013
Jul 21	$13,467	$18,999	$13,969	$23,560
Aug 21	$13,559	$19,475	$14,091	$24,276
Sep 21	$13,252	$18,670	$13,838	$23,147
Oct 21	$13,499	$19,623	$14,045	$24,769
Nov 21	$12,728	$19,151	$13,285	$24,597
Dec 21	$13,307	$19,917	$13,883	$25,699
Jan 22	$13,555	$18,939	$14,009	$24,370
Feb 22	$13,366	$18,450	$13,940	$23,640
Mar 22	$13,135	$18,849	$13,799	$24,518
Apr 22	$12,522	$17,340	$13,223	$22,380
May 22	$12,932	$17,361	$13,526	$22,421
Jun 22	$11,953	$15,897	$12,449	$20,570
Jul 22	$12,173	$17,007	$12,679	$22,467
Aug 22	$11,613	$16,381	$12,203	$21,550
Sep 22	$10,384	$14,813	$10,947	$19,566
Oct 22	$10,674	$15,707	$11,200	$21,150
Nov 22	$12,412	$16,925	$12,878	$22,332
Dec 22	$12,320	$16,259	$12,969	$21,045
Jan 23	$13,645	$17,425	$14,272	$22,367
Feb 23	$13,339	$16,925	$13,997	$21,822
Mar 23	$13,602	$17,447	$14,247	$22,623
Apr 23	$13,561	$17,698	$14,193	$22,976
May 23	$12,949	$17,508	$13,575	$23,076
Jun 23	$13,540	$18,525	$14,191	$24,600
Jul 23	$14,309	$19,203	$15,003	$25,391
Aug 23	$13,336	$18,666	$14,044	$24,986
Sep 23	$12,753	$17,895	$13,458	$23,795
Oct 23	$12,164	$17,357	$12,770	$23,295
Nov 23	$13,157	$18,959	$13,844	$25,422
Dec 23	$13,625	$19,869	$14,359	$26,577
Jan 24	$12,939	$19,986	$13,687	$27,024
Feb 24	$13,332	$20,843	$14,064	$28,467
Mar 24	$13,615	$21,498	$14,370	$29,383
Apr 24	$13,538	$20,788	$14,381	$28,183
May 24	$14,378	$21,633	$15,093	$29,580
Jun 24	$13,781	$22,115	$14,574	$30,641
Jul 24	$13,986	$22,471	$14,800	$31,014
Aug 24	$14,376	$23,042	$15,201	$31,767
Sep 24	$15,374	$23,577	$16,340	$32,445

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar International Moat ETF	20.56%	6.21%	4.78%
Morningstar® Global Markets ex-US Moat Focus IndexSM (MGEUMFUN)	21.42%	6.88%	5.47%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.75%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.62%

* Inception of Fund: 7/13/15

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$240,818,291
  Number of Portfolio Holdings68
  Portfolio Turnover Rate83%
  Advisory Fees Paid$1,054,442

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
21.0%
Communication Services
14.3%
Financials
12.9%
Health Care
11.1%
Information Technology
10.0%
Consumer Staples
9.7%
Industrials
8.5%
Utilities
5.4%
Real Estate
4.2%
Materials
3.0%
Liabilities in excess of other assets
(0.1)%
-5
0
5
10
15
20
25

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		3.0%
Real Estate		4.2%
Utilities		5.4%
Industrials		8.5%
Consumer Staples		9.7%
Information Technology		10.0%
Health Care		11.1%
Financials		12.9%
Communication Services		14.3%
Consumer Discretionary		21.0%

Top Ten Holdings (% of Total Net Assets)

JD.com, Inc.	2.7%
ANTA Sports Products Ltd.	2.3%
Inner Mongolia Yili Industrial Group Co. Ltd.	2.2%
Beijing Enterprises Holdings Ltd.	2.2%
Tencent Holdings Ltd.	2.2%
PDD Holdings, Inc.	2.1%
BT Group Plc	2.1%
Dexus	2.1%
China Gas Holdings Ltd.	2.1%
Just Eat Takeaway.com NV	2.1%

Material Fund Changes

The following material fund change was announced during the period ended September 30, 2024.

After the close of trading on the Cboe BZX Exchange, Inc., on December 20, 2024, the Fund's benchmark index will be the Morningstar® Global Markets ex-US Wide Moat Focus IndexSM and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar SMID Moat ETF

Ticker: SMOT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$55	0.49%

How did the Fund perform last year?

  U.S. small- and mid-cap companies generally benefited from continued economic growth and declining inflation as the Fed considered and implemented its rate cut policy.

  During the period, the Fund benefited most from its exposure to the consumer discretionary and industrials sectors.

  The leading individual contributors to performance were DoorDash, Inc., Williams-Sonoma, Inc., and Tapestry, Inc., owner of a luxury brand portfolio featuring Coach, all from the consumer discretionary sector.

  The Fund’s exposure to consumer staples was the only sector-level detractor from performance.

  The leading individual detractors from performance were Boston Beer Co., human capital/staffing company TriNet Group, Inc. and ride sharing company, Lyft, Inc.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

SMOT
MSUMMFGU
SPTR
$20,000
$15,000
$10,000
$5,000
$0
$15,683 - SPTR
$13,697 - MSUMMFGU
$13,569 - SMOT
Oct 22
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	SMOT	SPTR	MSUMMFGU
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,099	$10,223	$10,103
Nov 22	$10,916	$10,795	$10,924
Dec 22	$10,406	$10,173	$10,418
Jan 23	$11,649	$10,812	$11,668
Feb 23	$11,263	$10,548	$11,286
Mar 23	$10,950	$10,935	$10,977
Apr 23	$10,793	$11,106	$10,824
May 23	$10,535	$11,154	$10,569
Jun 23	$11,531	$11,891	$11,577
Jul 23	$12,024	$12,273	$12,077
Aug 23	$11,518	$12,078	$11,574
Sep 23	$10,949	$11,502	$11,006
Oct 23	$10,121	$11,260	$10,178
Nov 23	$11,129	$12,288	$11,197
Dec 23	$12,203	$12,847	$12,286
Jan 24	$11,860	$13,063	$11,945
Feb 24	$12,634	$13,760	$12,731
Mar 24	$13,227	$14,203	$13,336
Apr 24	$12,316	$13,623	$12,420
May 24	$12,523	$14,298	$12,635
Jun 24	$12,395	$14,811	$12,512
Jul 24	$13,123	$14,992	$13,245
Aug 24	$13,266	$15,355	$13,387
Sep 24	$13,569	$15,683	$13,697

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar SMID Moat ETF	23.93%	16.58%
Morningstar® US Small-Mid Cap Moat Focus IndexSM (MSUMMFGU)	24.44%	17.13%
S&P 500 Index Total Return (SPTR)	36.35%	25.39%

* Inception of Fund: 10/4/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$381,458,604
  Number of Portfolio Holdings106
  Portfolio Turnover Rate76%
  Advisory Fees Paid$1,278,869

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
20.3%
Industrials
16.1%
Financials
13.3%
Materials
11.6%
Health Care
11.5%
Information Technology
11.4%
Communication Services
6.0%
Utilities
4.1%
Real Estate
2.1%
Consumer Staples
1.8%
Energy
1.7%
Other assets less liabilities
0.1%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		0.1%
Energy		1.7%
Consumer Staples		1.8%
Real Estate		2.1%
Utilities		4.1%
Communication Services		6.0%
Information Technology		11.4%
Health Care		11.5%
Materials		11.6%
Financials		13.3%
Industrials		16.1%
Consumer Discretionary		20.3%

Top Ten Holdings (% of Total Net Assets)

Scotts Miracle-Gro Co.	1.6%
Lithia Motors, Inc.	1.6%
TransUnion	1.5%
Expedia Group, Inc.	1.5%
Live Nation Entertainment, Inc.	1.4%
DoorDash, Inc.	1.4%
Hasbro, Inc.	1.4%
Discover Financial Services	1.4%
Allegion plc	1.4%
Carlyle Group, Inc.	1.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat ETF

Ticker: MOAT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$53	0.47%

How did the Fund perform last year?

  The Fund posted strong performance despite the lack of U.S. market breadth throughout the year and the Fund’s underweight to mega-caps which were a headwind for the period. The last three months of the period featured a rotation away from U.S. mega-caps toward more value-oriented areas of the market allowing the Fund to benefit from its exposure profile.

  The industrials sector contributed the most to the Fund’s performance during the period followed by financials and technology stocks.

  The leading individual contributors to performance were RTX Corp., International Flavors and Fragrances, Inc. and Equifax, Inc.

  While no sector detracted from Fund performance, exposure to consumer discretionary stocks contributed the least to performance.

  The leading individual detractors from performance were The Estee Lauder Companies, Inc., Biogen, Inc. and Etsy, Inc. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

MOAT
MWMFTR
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$37,324 - MWMFTR
$35,445 - MOAT
$35,098 - SPTR
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	MOAT	SPTR	MWMFTR
Sep 14	$10,000	$10,000	$10,000
Oct 14	$10,070	$10,244	$10,076
Nov 14	$10,272	$10,520	$10,281
Dec 14	$10,064	$10,493	$10,078
Jan 15	$9,393	$10,178	$9,414
Feb 15	$10,009	$10,763	$10,032
Mar 15	$9,824	$10,593	$9,854
Apr 15	$10,203	$10,695	$10,237
May 15	$10,090	$10,832	$10,128
Jun 15	$9,934	$10,622	$9,975
Jul 15	$10,154	$10,845	$10,202
Aug 15	$9,445	$10,191	$9,491
Sep 15	$9,059	$9,939	$9,110
Oct 15	$9,772	$10,777	$9,832
Nov 15	$9,937	$10,809	$10,004
Dec 15	$9,570	$10,638	$9,647
Jan 16	$9,100	$10,111	$9,174
Feb 16	$9,570	$10,097	$9,653
Mar 16	$10,179	$10,782	$10,275
Apr 16	$10,705	$10,824	$10,810
May 16	$10,986	$11,018	$11,100
Jun 16	$10,761	$11,047	$10,879
Jul 16	$11,364	$11,454	$11,491
Aug 16	$11,450	$11,470	$11,585
Sep 16	$11,255	$11,472	$11,392
Oct 16	$10,996	$11,263	$11,133
Nov 16	$11,595	$11,680	$11,746
Dec 16	$11,650	$11,911	$11,805
Jan 17	$11,991	$12,137	$12,157
Feb 17	$12,604	$12,619	$12,783
Mar 17	$12,567	$12,633	$12,749
Apr 17	$12,808	$12,763	$13,000
May 17	$12,868	$12,943	$13,066
Jun 17	$13,233	$13,023	$13,441
Jul 17	$13,351	$13,291	$13,565
Aug 17	$13,250	$13,332	$13,471
Sep 17	$13,501	$13,607	$13,732
Oct 17	$13,545	$13,925	$13,782
Nov 17	$14,124	$14,352	$14,375
Dec 17	$14,353	$14,511	$14,614
Jan 18	$15,233	$15,342	$15,516
Feb 18	$14,533	$14,777	$14,805
Mar 18	$14,018	$14,401	$14,289
Apr 18	$14,214	$14,456	$14,498
May 18	$14,387	$14,804	$14,680
Jun 18	$14,736	$14,895	$15,041
Jul 18	$15,334	$15,450	$15,659
Aug 18	$15,625	$15,953	$15,962
Sep 18	$15,811	$16,044	$16,162
Oct 18	$14,898	$14,947	$15,231
Nov 18	$15,612	$15,252	$15,965
Dec 18	$14,171	$13,875	$14,505
Jan 19	$15,508	$14,987	$15,876
Feb 19	$16,069	$15,468	$16,456
Mar 19	$16,059	$15,769	$16,452
Apr 19	$16,800	$16,407	$17,217
May 19	$15,453	$15,364	$15,845
Jun 19	$16,562	$16,447	$16,991
Jul 19	$17,048	$16,684	$17,496
Aug 19	$16,648	$16,419	$17,093
Sep 19	$17,268	$16,727	$17,741
Oct 19	$17,979	$17,089	$18,481
Nov 19	$18,739	$17,709	$19,270
Dec 19	$19,126	$18,244	$19,677
Jan 20	$18,847	$18,237	$19,398
Feb 20	$17,491	$16,735	$18,005
Mar 20	$15,298	$14,668	$15,731
Apr 20	$17,427	$16,549	$17,931
May 20	$18,170	$17,337	$18,700
Jun 20	$18,242	$17,682	$18,773
Jul 20	$18,683	$18,679	$19,236
Aug 20	$19,809	$20,021	$20,404
Sep 20	$19,063	$19,260	$19,644
Oct 20	$18,534	$18,748	$19,105
Nov 20	$21,307	$20,801	$21,973
Dec 20	$21,948	$21,600	$22,646
Jan 21	$21,813	$21,382	$22,515
Feb 21	$23,137	$21,972	$23,890
Mar 21	$24,495	$22,934	$25,309
Apr 21	$25,541	$24,158	$26,403
May 21	$25,932	$24,327	$26,816
Jun 21	$26,218	$24,895	$27,124
Jul 21	$26,729	$25,486	$27,664
Aug 21	$27,099	$26,261	$28,058
Sep 21	$25,948	$25,040	$26,889
Oct 21	$26,895	$26,794	$27,882
Nov 21	$25,988	$26,608	$26,956
Dec 21	$27,228	$27,801	$28,263
Jan 22	$26,600	$26,362	$27,621
Feb 22	$26,297	$25,573	$27,316
Mar 22	$26,702	$26,522	$27,756
Apr 22	$24,703	$24,209	$25,687
May 22	$24,687	$24,254	$25,684
Jun 22	$22,829	$22,252	$23,763
Jul 22	$25,075	$24,304	$26,111
Aug 22	$23,841	$23,312	$24,837
Sep 22	$21,466	$21,165	$22,378
Oct 22	$22,912	$22,879	$23,894
Nov 22	$24,913	$24,158	$25,989
Dec 22	$23,541	$22,766	$24,566
Jan 23	$26,302	$24,196	$27,460
Feb 23	$25,576	$23,606	$26,712
Mar 23	$26,760	$24,473	$27,963
Apr 23	$27,021	$24,855	$28,246
May 23	$27,123	$24,963	$28,364
Jun 23	$28,906	$26,612	$30,245
Jul 23	$30,162	$27,467	$31,571
Aug 23	$29,066	$27,030	$30,436
Sep 23	$27,472	$25,741	$28,781
Oct 23	$26,176	$25,200	$27,432
Nov 23	$28,761	$27,501	$30,154
Dec 23	$31,007	$28,750	$32,527
Jan 24	$30,453	$29,233	$31,957
Feb 24	$31,738	$30,794	$33,319
Mar 24	$32,862	$31,785	$34,516
Apr 24	$31,221	$30,487	$32,805
May 24	$31,669	$31,999	$33,288
Jun 24	$31,667	$33,147	$33,302
Jul 24	$33,374	$33,550	$35,113
Aug 24	$34,838	$34,364	$36,668
Sep 24	$35,445	$35,098	$37,324

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar Wide Moat ETF	29.02%	15.47%	13.49%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	29.68%	16.04%	14.08%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$16,171,103,152
  Number of Portfolio Holdings55
  Portfolio Turnover Rate55%
  Advisory Fees Paid$62,325,191

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
24.0%
Health Care
21.2%
Information Technology
17.6%
Consumer Staples
13.8%
Financials
6.3%
Materials
6.2%
Consumer Discretionary
5.9%
Communication Services
4.9%
Other assets less liabilities
0.1%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		4.9%
Consumer Discretionary		5.9%
Materials		6.2%
Financials		6.3%
Consumer Staples		13.8%
Information Technology		17.6%
Health Care		21.2%
Industrials		24.0%

Top Ten Holdings (% of Total Net Assets)

TransUnion	2.8%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Autodesk, Inc.	2.6%
MarketAxess Holdings, Inc.	2.6%
Kenvue, Inc.	2.6%
Allegion plc	2.6%
Bio-Rad Laboratories, Inc.	2.6%
Salesforce, Inc.	2.6%
Brown-Forman Corp.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Growth ETF

Ticker: MGRO

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Growth ETF for the period March 26, 2024 (inception of Fund) to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Growth ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

How did the Fund perform last year?

  Growth stocks benefited from a strong start to the period influenced heavily by technology companies and the momentum behind artificial intelligence demand; however, consumer sentiment shifted in favor of value stocks amid concerns over stretched growth valuations and a focus on more defensive portfolio positioning in the last three months of the period.

  During the period since the Fund’s inception, technology stocks contributed the most to the Fund’s performance followed by industrials stocks.

  The leading individual contributors to performance were Tyler Technologies, Inc., TransUnion, and Teradyne, Inc.

  Consumer staples stocks detracted the most from performance followed by consumer discretionary and health care stocks.

  The leading individual detractors from performance were The Estee Lauder Companies, Inc., Etsy, Inc. and Veeva Systems, Inc.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

MGRO
MSUBGFGU
SPTR
$15,000
$10,000
$5,000
$0
$11,152 - SPTR
$10,519 - MSUBGFGU
$10,494 - MGRO
Mar-24
Mar-24
Apr-24
May-24
Jun-24
Jul-24
Aug-24
Sep-24

	MGRO	SPTR	MSUBGFGU
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,148	$10,099	$10,148
Apr-24	$9,469	$9,687	$9,473
May-24	$9,267	$10,167	$9,274
Jun-24	$9,535	$10,532	$9,547
Jul-24	$9,849	$10,660	$9,865
Aug-24	$10,231	$10,918	$10,251
Sep-24	$10,494	$11,152	$10,519

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	Life*
VanEck Morningstar Wide Moat Growth ETF	4.94%
Morningstar® US Broad Growth Wide Moat Focus Index (MSUBGFGU)	5.19%
S&P 500 Index Total Return (SPTR)	11.52%

* Inception of Fund: 3/26/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$785,903
  Number of Portfolio Holdings39
  Portfolio Turnover Rate16%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
30.1%
Industrials
23.3%
Health Care
17.2%
Consumer Staples
11.4%
Consumer Discretionary
8.6%
Financials
3.6%
Communication Services
3.5%
Materials
2.1%
Other assets less liabilities
0.2%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		0.2%
Materials		2.1%
Communication Services		3.5%
Financials		3.6%
Consumer Discretionary		8.6%
Consumer Staples		11.4%
Health Care		17.2%
Industrials		23.3%
Information Technology		30.1%

Top Ten Holdings (% of Total Net Assets)

TransUnion	5.3%
Autodesk, Inc.	4.9%
Salesforce, Inc.	4.8%
Agilent Technologies, Inc.	4.7%
Rockwell Automation, Inc.	4.5%
Estee Lauder Cos, Inc.	4.5%
Veeva Systems, Inc.	4.4%
Adobe, Inc.	4.3%
Amazon.com, Inc.	4.3%
MarketAxess Holdings, Inc.	3.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Value ETF

Ticker: MVAL

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF for the period March 26, 2024 (inception of Fund) to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

How did the Fund perform last year?

  The Fund posted strong performance for the period as U.S. equities benefited from declining inflation and anticipated Fed rate cuts. Value stocks lagged growth stocks in the U.S. until the last three months of the period as consumer sentiment shifted in favor of value stocks amid concerns over stretched growth valuations and a focus on more defensive portfolio positioning.

  During the period since the Fund’s inception, the industrials sector contributed the most to the Fund’s performance followed by consumer staples and materials.

  The leading individual contributors to performance were RTX Corp., International Flavors and Fragrances, Inc., and C.H. Robinson Worldwide, Inc., a domestic freight logistics operator.

  Communications services was the only sector to detract from performance while consumer discretionary and financials were the two positive performing sectors that contributed least to performance.

  The leading individual detractors from performance were Zimmer Biomet Holdings, Inc., The Walt Disney Co., and Etsy, Inc.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

MVAL
MSUBVFGU
SPTR
$15,000
$10,000
$5,000
$0
Mar-24
Mar-24
Apr-24
May-24
Jun-24
Jul-24
Aug-24
Sep-24
$11,201 - MSUBVFGU
$11,171 - MVAL
$11,152 - SPTR

	MVAL	SPTR	MSUBVFGU
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,230	$10,099	$10,231
Apr-24	$9,768	$9,687	$9,772
May-24	$10,079	$10,167	$10,089
Jun-24	$9,956	$10,532	$9,971
Jul-24	$10,605	$10,660	$10,624
Aug-24	$10,995	$10,918	$11,019
Sep-24	$11,171	$11,152	$11,201

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	Life*
VanEck Morningstar Wide Moat Value ETF	11.71%
Morningstar® US Broad Value Wide Moat Focus Index (MSUBVFGU)	12.01%
S&P 500 Index Total Return (SPTR)	11.52%

* Inception of Fund: 3/26/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$5,025,381
  Number of Portfolio Holdings40
  Portfolio Turnover Rate48%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
24.6%
Health Care
22.9%
Consumer Staples
17.4%
Financials
8.5%
Consumer Discretionary
7.3%
Materials
6.9%
Communication Services
6.4%
Information Technology
6.0%
Liabilities in excess of other assets
–%
0
5
10
15
20
25

Value	Value	Value
Liabilities in excess of other assets		-%
Information Technology		6.0%
Communication Services		6.4%
Materials		6.9%
Consumer Discretionary		7.3%
Financials		8.5%
Consumer Staples		17.4%
Health Care		22.9%
Industrials		24.6%

Top Ten Holdings (% of Total Net Assets)

Gilead Sciences, Inc.	4.9%
Bristol-Myers Squibb Co.	4.8%
Kenvue, Inc.	4.7%
US Bancorp	4.5%
Campbell Soup Co.	4.5%
Emerson Electric Co.	4.3%
International Flavors & Fragrances, Inc.	4.4%
Altria Group, Inc.	4.3%
Pfizer, Inc.	4.2%
Boeing Co.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Pharmaceutical ETF

Ticker: PPH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Pharmaceutical ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$40	0.36%

How did the Fund perform last year?

  The pharmaceutical industry remained robust, with consistent drug development and increased demand for innovative therapies driving growth.

  Healthcare was the leading sector contributor, driven by new drug approvals and positive earnings reports.

  Eli Lilly and Co. was the top individual contributor a global pharmaceutical company, outperformed over the past year due to strong financial performance, driven by increased sales of its diabetes and obesity treatments, and the successful development of innovative drugs like Mounjaro and Zepbound.

  The consumer staples sector contributed the least, as it has limited exposure to pharmaceutical growth.

  Pfizer, Inc. was the largest individual detractor, due to declining sales of its COVID-19 products, upcoming patent expirations for key drugs, and investor concerns over recent high-cost acquisitions.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

PPH
MVPPHTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$35,098 - SPTR
$24,526 - NDUEACWF
$18,055 - PPH
$17,760 - MVPPHTR
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	PPH	NDUEACWF	MVPPHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,018	$10,070	$10,018	$10,244
Nov 14	$10,466	$10,239	$10,464	$10,520
Dec 14	$10,147	$10,041	$10,184	$10,493
Jan 15	$10,356	$9,884	$10,355	$10,178
Feb 15	$10,967	$10,435	$10,965	$10,763
Mar 15	$11,126	$10,273	$11,122	$10,593
Apr 15	$11,296	$10,571	$11,296	$10,695
May 15	$11,638	$10,557	$11,635	$10,832
Jun 15	$11,296	$10,309	$11,296	$10,622
Jul 15	$11,881	$10,398	$11,879	$10,845
Aug 15	$10,900	$9,685	$10,899	$10,191
Sep 15	$10,096	$9,334	$10,096	$9,939
Oct 15	$10,427	$10,067	$10,428	$10,777
Nov 15	$10,405	$9,984	$10,404	$10,809
Dec 15	$10,500	$9,804	$10,533	$10,638
Jan 16	$9,763	$9,213	$9,764	$10,111
Feb 16	$9,264	$9,149	$9,263	$10,097
Mar 16	$9,283	$9,827	$9,283	$10,782
Apr 16	$9,493	$9,972	$9,496	$10,824
May 16	$9,596	$9,985	$9,598	$11,018
Jun 16	$9,573	$9,924	$9,579	$11,047
Jul 16	$10,137	$10,352	$10,144	$11,454
Aug 16	$9,655	$10,387	$9,662	$11,470
Sep 16	$9,417	$10,451	$9,426	$11,472
Oct 16	$8,528	$10,273	$8,537	$11,263
Nov 16	$8,524	$10,351	$8,532	$11,680
Dec 16	$8,635	$10,575	$8,669	$11,911
Jan 17	$8,623	$10,864	$8,635	$12,137
Feb 17	$9,179	$11,169	$9,187	$12,619
Mar 17	$9,103	$11,305	$9,113	$12,633
Apr 17	$9,191	$11,482	$9,199	$12,763
May 17	$9,544	$11,735	$9,549	$12,943
Jun 17	$9,828	$11,789	$9,836	$13,023
Jul 17	$9,703	$12,118	$9,710	$13,291
Aug 17	$9,313	$12,164	$9,319	$13,332
Sep 17	$9,661	$12,399	$9,673	$13,607
Oct 17	$9,276	$12,657	$9,288	$13,925
Nov 17	$9,635	$12,902	$9,647	$14,352
Dec 17	$9,964	$13,110	$10,004	$14,511
Jan 18	$10,349	$13,850	$10,366	$15,342
Feb 18	$9,732	$13,268	$9,746	$14,777
Mar 18	$9,541	$12,984	$9,554	$14,401
Apr 18	$9,607	$13,108	$9,619	$14,456
May 18	$9,838	$13,124	$9,848	$14,804
Jun 18	$10,008	$13,053	$10,021	$14,895
Jul 18	$10,537	$13,447	$10,551	$15,450
Aug 18	$10,828	$13,552	$10,842	$15,953
Sep 18	$10,958	$13,611	$10,974	$16,044
Oct 18	$10,320	$12,591	$10,335	$14,947
Nov 18	$10,720	$12,776	$10,734	$15,252
Dec 18	$9,401	$11,876	$9,450	$13,875
Jan 19	$10,048	$12,813	$10,062	$14,987
Feb 19	$10,403	$13,156	$10,415	$15,468
Mar 19	$10,413	$13,322	$10,423	$15,769
Apr 19	$10,042	$13,771	$10,049	$16,407
May 19	$9,450	$12,955	$9,453	$15,364
Jun 19	$10,134	$13,803	$10,140	$16,447
Jul 19	$9,972	$13,843	$9,971	$16,684
Aug 19	$9,777	$13,515	$9,775	$16,419
Sep 19	$9,874	$13,799	$9,874	$16,727
Oct 19	$10,334	$14,177	$10,334	$17,089
Nov 19	$10,836	$14,523	$10,834	$17,709
Dec 19	$11,199	$15,034	$11,223	$18,244
Jan 20	$11,205	$14,868	$11,196	$18,237
Feb 20	$10,330	$13,667	$10,316	$16,735
Mar 20	$9,519	$11,822	$9,498	$14,668
Apr 20	$10,666	$13,089	$10,639	$16,549
May 20	$11,141	$13,658	$11,111	$17,337
Jun 20	$10,947	$14,094	$10,920	$17,682
Jul 20	$11,153	$14,840	$11,115	$18,679
Aug 20	$11,382	$15,748	$11,342	$20,021
Sep 20	$10,963	$15,240	$10,927	$19,260
Oct 20	$10,456	$14,870	$10,422	$18,748
Nov 20	$11,534	$16,703	$11,494	$20,801
Dec 20	$11,782	$17,478	$11,780	$21,600
Jan 21	$12,125	$17,399	$12,074	$21,382
Feb 21	$12,002	$17,802	$11,950	$21,972
Mar 21	$12,274	$18,277	$12,217	$22,934
Apr 21	$12,452	$19,076	$12,393	$24,158
May 21	$12,913	$19,373	$12,846	$24,327
Jun 21	$13,062	$19,628	$12,996	$24,895
Jul 21	$13,439	$19,764	$13,358	$25,486
Aug 21	$13,657	$20,258	$13,572	$26,261
Sep 21	$13,056	$19,422	$12,976	$25,040
Oct 21	$13,553	$20,413	$13,470	$26,794
Nov 21	$12,897	$19,921	$12,814	$26,608
Dec 21	$13,938	$20,718	$13,839	$27,801
Jan 22	$13,738	$19,701	$13,639	$26,362
Feb 22	$13,718	$19,192	$13,616	$25,573
Mar 22	$14,437	$19,607	$14,327	$26,522
Apr 22	$14,128	$18,038	$14,025	$24,209
May 22	$14,425	$18,059	$14,316	$24,254
Jun 22	$13,991	$16,537	$13,888	$22,252
Jul 22	$14,045	$17,692	$13,935	$24,304
Aug 22	$12,921	$17,040	$12,817	$23,312
Sep 22	$12,284	$15,409	$12,188	$21,165
Oct 22	$13,364	$16,339	$13,258	$22,879
Nov 22	$14,146	$17,606	$14,030	$24,158
Dec 22	$14,306	$16,913	$14,191	$22,766
Jan 23	$14,418	$18,126	$14,283	$24,196
Feb 23	$13,917	$17,606	$13,785	$23,606
Mar 23	$14,283	$18,149	$14,143	$24,473
Apr 23	$14,634	$18,410	$14,489	$24,855
May 23	$14,024	$18,213	$13,874	$24,963
Jun 23	$14,623	$19,270	$14,471	$26,612
Jul 23	$14,995	$19,976	$14,800	$27,467
Aug 23	$15,265	$19,418	$15,062	$27,030
Sep 23	$14,881	$18,615	$14,685	$25,741
Oct 23	$14,101	$18,055	$13,914	$25,200
Nov 23	$14,707	$19,721	$14,504	$27,501
Dec 23	$15,291	$20,669	$15,071	$28,750
Jan 24	$16,031	$20,790	$15,795	$29,233
Feb 24	$16,697	$21,682	$16,451	$30,794
Mar 24	$17,050	$22,363	$16,793	$31,785
Apr 24	$16,556	$21,625	$16,306	$30,487
May 24	$17,090	$22,503	$16,828	$31,999
Jun 24	$17,299	$23,004	$17,027	$33,147
Jul 24	$17,663	$23,375	$17,379	$33,550
Aug 24	$18,871	$23,969	$18,565	$34,364
Sep 24	$18,055	$24,526	$17,760	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Pharmaceutical ETF	21.33%	12.83%	6.09%
MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR)	20.94%	12.46%	5.91%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$726,530,518
  Number of Portfolio Holdings26
  Portfolio Turnover Rate12%
  Advisory Fees Paid$1,860,347

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Pharmaceuticals
79.9%
Health Care Distributors
9.0%
Biotechnology
6.2%
Personal Care Products
4.7%
Other assets less liabilities
0.2%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.2%
Personal Care Products		4.7%
Biotechnology		6.2%
Health Care Distributors		9.0%
Pharmaceuticals		79.9%

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	12.8%
Novo Nordisk A/S	8.3%
Johnson & Johnson	6.5%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	5.1%
Novartis AG	5.1%
AstraZeneca Plc	4.9%
Bristol-Myers Squibb Co.	4.9%
Zoetis, Inc.	4.7%
Haleon Plc	4.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Retail ETF

Ticker: RTH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Retail ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$41	0.35%

How did the Fund perform last year?

  The retail industry performed well over the past year, supported by robust consumer spending and the continued expansion of e-commerce, despite inflationary pressures.

  Consumer discretionary was the top sector contributor, led by major retail chains capitalizing on increasing demand.

  Amazon.com, Inc. was the top individual contributor, benefiting from record-breaking e-commerce sales and expansion into new markets.

  The healthcare sector was the weakest performer, as supply chain disruptions and rising costs impacted profitability for many retailers.

  Lululemon athletica, Inc. was the largest individual detractor, due to product assortment challenges, financial performance issues with lower-than-expected revenue growth and downward revisions of full-year forecasts, and increased competition.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

RTH
MVRTHTR
NDUEACWF
SPTR
$39,348 - RTH
$39,051 - MVRTHTR
$35,098 - SPTR
$24,526 - NDUEACWF
$40,000
$30,000
$20,000
$10,000
$0
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	RTH	NDUEACWF	MVRTHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,334	$10,070	$10,334	$10,244
Nov 14	$11,270	$10,239	$11,270	$10,520
Dec 14	$11,561	$10,041	$11,558	$10,493
Jan 15	$11,616	$9,884	$11,614	$10,178
Feb 15	$12,335	$10,435	$12,326	$10,763
Mar 15	$12,483	$10,273	$12,469	$10,593
Apr 15	$12,079	$10,571	$12,065	$10,695
May 15	$12,175	$10,557	$12,161	$10,832
Jun 15	$12,035	$10,309	$12,019	$10,622
Jul 15	$12,706	$10,398	$12,689	$10,845
Aug 15	$12,053	$9,685	$12,034	$10,191
Sep 15	$11,862	$9,334	$11,844	$9,939
Oct 15	$12,393	$10,067	$12,376	$10,777
Nov 15	$12,574	$9,984	$12,557	$10,809
Dec 15	$12,810	$9,804	$12,797	$10,638
Jan 16	$12,120	$9,213	$12,108	$10,111
Feb 16	$12,085	$9,149	$12,070	$10,097
Mar 16	$12,716	$9,827	$12,697	$10,782
Apr 16	$12,548	$9,972	$12,530	$10,824
May 16	$12,636	$9,985	$12,613	$11,018
Jun 16	$12,759	$9,924	$12,735	$11,047
Jul 16	$13,242	$10,352	$13,219	$11,454
Aug 16	$13,030	$10,387	$13,001	$11,470
Sep 16	$12,861	$10,451	$12,834	$11,472
Oct 16	$12,370	$10,273	$12,344	$11,263
Nov 16	$12,828	$10,351	$12,797	$11,680
Dec 16	$12,736	$10,575	$12,701	$11,911
Jan 17	$12,863	$10,864	$12,829	$12,137
Feb 17	$13,274	$11,169	$13,237	$12,619
Mar 17	$13,256	$11,305	$13,217	$12,633
Apr 17	$13,645	$11,482	$13,606	$12,763
May 17	$13,899	$11,735	$13,844	$12,943
Jun 17	$13,491	$11,789	$13,439	$13,023
Jul 17	$13,711	$12,118	$13,657	$13,291
Aug 17	$13,276	$12,164	$13,221	$13,332
Sep 17	$13,666	$12,399	$13,610	$13,607
Oct 17	$13,696	$12,657	$13,639	$13,925
Nov 17	$15,003	$12,902	$14,933	$14,352
Dec 17	$15,565	$13,110	$15,497	$14,511
Jan 18	$17,292	$13,850	$17,214	$15,342
Feb 18	$16,485	$13,268	$16,410	$14,777
Mar 18	$15,887	$12,984	$15,813	$14,401
Apr 18	$16,456	$13,108	$16,379	$14,456
May 18	$16,388	$13,124	$16,305	$14,804
Jun 18	$17,068	$13,053	$16,985	$14,895
Jul 18	$17,563	$13,447	$17,477	$15,450
Aug 18	$18,872	$13,552	$18,772	$15,953
Sep 18	$18,996	$13,611	$18,898	$16,044
Oct 18	$17,595	$12,591	$17,507	$14,947
Nov 18	$17,649	$12,776	$17,557	$15,252
Dec 18	$16,188	$11,876	$16,101	$13,875
Jan 19	$17,420	$12,813	$17,327	$14,987
Feb 19	$17,613	$13,156	$17,516	$15,468
Mar 19	$18,064	$13,322	$17,961	$15,769
Apr 19	$18,643	$13,771	$18,536	$16,407
May 19	$17,482	$12,955	$17,376	$15,364
Jun 19	$18,772	$13,803	$18,657	$16,447
Jul 19	$18,954	$13,843	$18,838	$16,684
Aug 19	$19,403	$13,515	$19,280	$16,419
Sep 19	$19,722	$13,799	$19,597	$16,727
Oct 19	$20,060	$14,177	$19,932	$17,089
Nov 19	$20,670	$14,523	$20,537	$17,709
Dec 19	$20,904	$15,034	$20,768	$18,244
Jan 20	$20,769	$14,868	$20,635	$18,237
Feb 20	$19,540	$13,667	$19,411	$16,735
Mar 20	$18,334	$11,822	$18,202	$14,668
Apr 20	$21,017	$13,089	$20,865	$16,549
May 20	$22,408	$13,658	$22,247	$17,337
Jun 20	$23,030	$14,094	$22,865	$17,682
Jul 20	$24,623	$14,840	$24,448	$18,679
Aug 20	$26,454	$15,748	$26,265	$20,021
Sep 20	$25,878	$15,240	$25,694	$19,260
Oct 20	$25,082	$14,870	$24,904	$18,748
Nov 20	$27,428	$16,703	$27,234	$20,801
Dec 20	$27,459	$17,478	$27,254	$21,600
Jan 21	$27,371	$17,399	$27,169	$21,382
Feb 21	$26,863	$17,802	$26,664	$21,972
Mar 21	$28,869	$18,277	$28,653	$22,934
Apr 21	$30,378	$19,076	$30,155	$24,158
May 21	$29,877	$19,373	$29,656	$24,327
Jun 21	$30,713	$19,628	$30,486	$24,895
Jul 21	$30,907	$19,764	$30,680	$25,486
Aug 21	$31,721	$20,258	$31,488	$26,261
Sep 21	$30,571	$19,422	$30,347	$25,040
Oct 21	$32,630	$20,413	$32,395	$26,794
Nov 21	$33,483	$19,921	$33,244	$26,608
Dec 21	$34,308	$20,718	$34,066	$27,801
Jan 22	$31,926	$19,701	$31,706	$26,362
Feb 22	$30,972	$19,192	$30,758	$25,573
Mar 22	$31,827	$19,607	$31,606	$26,522
Apr 22	$30,044	$18,038	$29,837	$24,209
May 22	$28,526	$18,059	$28,325	$24,254
Jun 22	$26,825	$16,537	$26,636	$22,252
Jul 22	$29,775	$17,692	$29,569	$24,304
Aug 22	$29,268	$17,040	$29,057	$23,312
Sep 22	$27,301	$15,409	$27,110	$21,165
Oct 22	$28,716	$16,339	$28,516	$22,879
Nov 22	$30,515	$17,606	$30,297	$24,158
Dec 22	$28,291	$16,913	$28,089	$22,766
Jan 23	$30,193	$18,126	$29,979	$24,196
Feb 23	$28,426	$17,606	$28,226	$23,606
Mar 23	$29,134	$18,149	$28,929	$24,473
Apr 23	$29,512	$18,410	$29,305	$24,855
May 23	$29,180	$18,213	$28,966	$24,963
Jun 23	$31,143	$19,270	$30,926	$26,612
Jul 23	$32,087	$19,976	$31,864	$27,467
Aug 23	$31,449	$19,418	$31,220	$27,030
Sep 23	$29,916	$18,615	$29,704	$25,741
Oct 23	$29,924	$18,055	$29,708	$25,200
Nov 23	$31,935	$19,721	$31,696	$27,501
Dec 23	$33,954	$20,669	$33,688	$28,750
Jan 24	$34,327	$20,790	$34,059	$29,233
Feb 24	$37,028	$21,682	$36,743	$30,794
Mar 24	$38,005	$22,363	$37,711	$31,785
Apr 24	$35,654	$21,625	$35,381	$30,487
May 24	$36,164	$22,503	$35,881	$31,999
Jun 24	$37,041	$23,004	$36,762	$33,147
Jul 24	$37,546	$23,375	$37,260	$33,550
Aug 24	$37,730	$23,969	$37,435	$34,364
Sep 24	$39,348	$24,526	$39,051	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Retail ETF	31.53%	14.81%	14.68%
MVIS® US Listed Retail 25 Index (MVRTHTR)	31.47%	14.79%	14.59%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$222,980,515
  Number of Portfolio Holdings25
  Portfolio Turnover Rate7%
  Advisory Fees Paid$672,112

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
59.0%
Consumer Staples
28.1%
Health Care
13.0%
Liabilities in excess of other assets
(0.1)%
-10
0
10
20
30
40
50
60
70

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Health Care		13.0%
Consumer Staples		28.1%
Consumer Discretionary		59.0%

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	19.3%
Costco Wholesale Corp.	8.4%
Walmart, Inc.	8.3%
The Home Depot, Inc.	8.0%
Lowe's Companies, Inc.	5.2%
JD.com, Inc.	4.8%
CVS Health Corp.	4.8%
O'Reilly Automotive, Inc.	4.5%
The TJX Companies, Inc.	4.3%
McKesson Corp.	4.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Robotics ETF

Ticker: IBOT

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Robotics ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$54	0.47%

How did the Fund perform last year?

  The robotics and automation industry continued to grow as industries increasingly adopted automation technologies to improve efficiency and productivity.

  Information technology led sector performance, with robotics companies driving innovation in automation solutions.

  Nvidia Corp. was the top individual contributor, driven by continued demand for their GPUs (graphics processing units) that are the market leader in powering artificial intelligence ("AI").

  The Consumer discretionary sector contributed the least, as demand for robotics in non-industrial applications lagged.

  Symbiotic, Inc., a developer of AI-powered robotic automation faced financial challenges, including a fiscal Q3 2024 loss, missing analyst expectations, margin pressures, and a fiscal Q4 revenue forecast below analyst estimates, indicating potential growth deceleration.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

IBOT
BRBTNTR
NDUEACWF
SPTR
$15,000
$10,000
$5,000
$0
Apr 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
$14,405 - SPTR
$13,546 - NDUEACWF
$13,346 - BRBTNTR
$13,299 - IBOT

	IBOT	NDUEACWF	BRBTNTR	SPTR
Apr 23	$10,000	$10,000	$10,000	$10,000
Apr 23	$10,070	$10,168	$10,038	$10,201
May 23	$10,583	$10,059	$10,583	$10,245
Jun 23	$11,362	$10,643	$11,337	$10,922
Jul 23	$11,414	$11,033	$11,414	$11,273
Aug 23	$10,953	$10,724	$10,976	$11,094
Sep 23	$10,218	$10,281	$10,250	$10,565
Oct 23	$9,550	$9,972	$9,534	$10,342
Nov 23	$10,780	$10,892	$10,801	$11,287
Dec 23	$11,771	$11,415	$11,813	$11,800
Jan 24	$11,758	$11,482	$11,847	$11,998
Feb 24	$12,703	$11,975	$12,733	$12,639
Mar 24	$13,057	$12,351	$13,084	$13,045
Apr 24	$12,302	$11,943	$12,385	$12,513
May 24	$12,996	$12,429	$13,024	$13,133
Jun 24	$13,280	$12,705	$13,339	$13,604
Jul 24	$13,184	$12,910	$13,286	$13,770
Aug 24	$13,216	$13,238	$13,255	$14,104
Sep 24	$13,299	$13,546	$13,346	$14,405

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Robotics ETF	30.15%	21.12%
BlueStar Robotics Index (BRBTNTR)	30.20%	21.41%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	22.63%
S&P 500 Index Total Return (SPTR)	36.35%	27.81%

* Inception of Fund: 4/5/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$15,678,959
  Number of Portfolio Holdings63
  Portfolio Turnover Rate26%
  Advisory Fees Paid$39,752

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
61.2%
Industrials
32.8%
Consumer Discretionary
2.7%
Health Care
2.0%
Energy
1.1%
Other assets less liabilities
0.2%
0
10
20
30
40
50
60
70

Value	Value	Value
Other assets less liabilities		0.2%
Energy		1.1%
Health Care		2.0%
Consumer Discretionary		2.7%
Industrials		32.8%
Information Technology		61.2%

Top Ten Holdings (% of Total Net Assets)

Keyence Corp.	5.5%
Siemens AG	5.4%
ABB Ltd.	5.2%
NVIDIA Corp.	5.0%
Dassault Systemes SE	4.3%
Emerson Electric Co.	4.1%
ASML Holding N.V.	4.0%
Autodesk, Inc.	3.9%
Hexagon AB	2.8%
Denso Corp.	2.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Semiconductor ETF

Ticker: SMH

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Semiconductor ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$47	0.35%

How did the Fund perform last year?

  Over the last year, the semiconductor industry saw robust growth, particularly driven by the rising demand for Artificial intelligence ("AI") and machine learning chips, though supply chain disruptions added pressure in certain segments.

  Information technology, specifically semiconductor manufacturers, was the leading sector contributor.

  NVIDIA Corp. was the top individual contributor, benefiting from its dominance in design and sales of their advanced GPUs (graphics processing units) for AI training.

  Intel Corp. was the largest individual detractor, underperforming due to their declining revenues and challenges with the vertically integrated business model.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

SMH
MVSMHTR
NDUEACWF
SPTR
$125,000
$100,000
$75,000
$50,000
$25,000
$0
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$108,480 - MVSMHTR
$108,015 - SMH
$35,098 - SPTR
$24,526 - NDUEACWF

	SMH	NDUEACWF	MVSMHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,068	$10,070	$10,070	$10,244
Nov 14	$10,867	$10,239	$10,847	$10,520
Dec 14	$10,799	$10,041	$10,785	$10,493
Jan 15	$10,431	$9,884	$10,421	$10,178
Feb 15	$11,280	$10,435	$11,259	$10,763
Mar 15	$10,956	$10,273	$10,938	$10,593
Apr 15	$10,989	$10,571	$10,974	$10,695
May 15	$11,829	$10,557	$11,805	$10,832
Jun 15	$10,811	$10,309	$10,791	$10,622
Jul 15	$10,312	$10,398	$10,296	$10,845
Aug 15	$9,812	$9,685	$9,788	$10,191
Sep 15	$9,891	$9,334	$9,878	$9,939
Oct 15	$10,734	$10,067	$10,722	$10,777
Nov 15	$11,025	$9,984	$11,006	$10,809
Dec 15	$10,785	$9,804	$10,776	$10,638
Jan 16	$10,059	$9,213	$10,052	$10,111
Feb 16	$10,189	$9,149	$10,175	$10,097
Mar 16	$11,128	$9,827	$11,119	$10,782
Apr 16	$10,607	$9,972	$10,602	$10,824
May 16	$11,492	$9,985	$11,477	$11,018
Jun 16	$11,525	$9,924	$11,515	$11,047
Jul 16	$12,834	$10,352	$12,824	$11,454
Aug 16	$13,380	$10,387	$13,360	$11,470
Sep 16	$14,019	$10,451	$14,018	$11,472
Oct 16	$13,794	$10,273	$13,798	$11,263
Nov 16	$14,348	$10,351	$14,340	$11,680
Dec 16	$14,602	$10,575	$14,601	$11,911
Jan 17	$15,190	$10,864	$15,192	$12,137
Feb 17	$15,557	$11,169	$15,552	$12,619
Mar 17	$16,237	$11,305	$16,237	$12,633
Apr 17	$16,233	$11,482	$16,237	$12,763
May 17	$17,504	$11,735	$17,500	$12,943
Jun 17	$16,692	$11,789	$16,690	$13,023
Jul 17	$17,478	$12,118	$17,481	$13,291
Aug 17	$18,050	$12,164	$18,045	$13,332
Sep 17	$19,014	$12,399	$19,013	$13,607
Oct 17	$20,705	$12,657	$20,706	$13,925
Nov 17	$20,424	$12,902	$20,417	$14,352
Dec 17	$20,197	$13,110	$20,202	$14,511
Jan 18	$22,000	$13,850	$22,008	$15,342
Feb 18	$22,000	$13,268	$21,997	$14,777
Mar 18	$21,554	$12,984	$21,554	$14,401
Apr 18	$20,071	$13,108	$20,075	$14,456
May 18	$22,139	$13,124	$22,129	$14,804
Jun 18	$21,182	$13,053	$21,178	$14,895
Jul 18	$21,994	$13,447	$21,993	$15,450
Aug 18	$22,498	$13,552	$22,489	$15,953
Sep 18	$21,982	$13,611	$21,974	$16,044
Oct 18	$19,346	$12,591	$19,342	$14,947
Nov 18	$19,788	$12,776	$19,783	$15,252
Dec 18	$18,383	$11,876	$18,380	$13,875
Jan 19	$20,334	$12,813	$20,334	$14,987
Feb 19	$21,736	$13,156	$21,729	$15,468
Mar 19	$22,384	$13,322	$22,376	$15,769
Apr 19	$24,468	$13,771	$24,465	$16,407
May 19	$20,692	$12,955	$20,677	$15,364
Jun 19	$23,207	$13,803	$23,194	$16,447
Jul 19	$24,635	$13,843	$24,628	$16,684
Aug 19	$24,103	$13,515	$24,091	$16,419
Sep 19	$25,080	$13,799	$25,067	$16,727
Oct 19	$26,850	$14,177	$26,841	$17,089
Nov 19	$27,981	$14,523	$27,970	$17,709
Dec 19	$30,241	$15,034	$30,224	$18,244
Jan 20	$29,405	$14,868	$29,394	$18,237
Feb 20	$28,172	$13,667	$28,152	$16,735
Mar 20	$25,020	$11,822	$24,990	$14,668
Apr 20	$28,564	$13,089	$28,543	$16,549
May 20	$30,217	$13,658	$30,186	$17,337
Jun 20	$32,688	$14,094	$32,653	$17,682
Jul 20	$35,542	$14,840	$35,506	$18,679
Aug 20	$37,475	$15,748	$37,434	$20,021
Sep 20	$37,269	$15,240	$37,227	$19,260
Oct 20	$37,375	$14,870	$37,339	$18,748
Nov 20	$44,504	$16,703	$44,460	$20,801
Dec 20	$46,965	$17,478	$46,919	$21,600
Jan 21	$48,751	$17,399	$48,715	$21,382
Feb 21	$51,803	$17,802	$51,766	$21,972
Mar 21	$52,355	$18,277	$52,323	$22,934
Apr 21	$52,258	$19,076	$52,238	$24,158
May 21	$53,570	$19,373	$53,551	$24,327
Jun 21	$56,381	$19,628	$56,364	$24,895
Jul 21	$56,661	$19,764	$56,656	$25,486
Aug 21	$58,261	$20,258	$58,261	$26,261
Sep 21	$55,135	$19,422	$55,138	$25,040
Oct 21	$58,871	$20,413	$58,889	$26,794
Nov 21	$65,646	$19,921	$65,680	$26,608
Dec 21	$66,775	$20,718	$66,840	$27,801
Jan 22	$59,553	$19,701	$59,619	$26,362
Feb 22	$58,000	$19,192	$58,061	$25,573
Mar 22	$58,263	$19,607	$58,335	$26,522
Apr 22	$49,665	$18,038	$49,739	$24,209
May 22	$52,814	$18,059	$52,889	$24,254
Jun 22	$44,044	$16,537	$44,110	$22,252
Jul 22	$51,296	$17,692	$51,385	$24,304
Aug 22	$46,349	$17,040	$46,426	$23,312
Sep 22	$40,029	$15,409	$40,098	$21,165
Oct 22	$40,928	$16,339	$41,004	$22,879
Nov 22	$49,231	$17,606	$49,319	$24,158
Dec 22	$44,432	$16,913	$44,491	$22,766
Jan 23	$51,877	$18,126	$51,954	$24,196
Feb 23	$52,382	$17,606	$52,455	$23,606
Mar 23	$57,610	$18,149	$57,695	$24,473
Apr 23	$54,096	$18,410	$54,189	$24,855
May 23	$63,061	$18,213	$63,170	$24,963
Jun 23	$66,666	$19,270	$66,795	$26,612
Jul 23	$70,255	$19,976	$70,404	$27,467
Aug 23	$68,341	$19,418	$68,490	$27,030
Sep 23	$63,441	$18,615	$63,579	$25,741
Oct 23	$60,817	$18,055	$60,960	$25,200
Nov 23	$70,227	$19,721	$70,400	$27,501
Dec 23	$76,962	$20,669	$77,169	$28,750
Jan 24	$81,807	$20,790	$82,042	$29,233
Feb 24	$93,251	$21,682	$93,533	$30,794
Mar 24	$99,055	$22,363	$99,365	$31,785
Apr 24	$94,245	$21,625	$94,571	$30,487
May 24	$105,773	$22,503	$106,144	$31,999
Jun 24	$114,761	$23,004	$115,193	$33,147
Jul 24	$108,779	$23,375	$109,215	$33,550
Aug 24	$107,152	$23,969	$107,599	$34,364
Sep 24	$108,015	$24,526	$108,480	$35,098

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Semiconductor ETF	70.26%	33.92%	26.87%
MVIS® US Listed Semiconductor 25 Index (MVSMHTR)	70.62%	34.04%	26.92%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$23,726,344,310
  Number of Portfolio Holdings26
  Portfolio Turnover Rate15%
  Advisory Fees Paid$59,286,734

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
76.0%
Semiconductor Materials & Equipment
18.2%
Application Software
5.7%
Other assets less liabilities
0.1%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		5.7%
Semiconductor Materials & Equipment		18.2%
Semiconductors		76.0%

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	5.2%
ASML Holding N.V.	5.0%
Applied Materials, Inc.	4.6%
Qualcomm, Inc.	4.4%
Texas Instruments, Inc.	4.4%
Micron Technology, Inc.	4.1%
Analog Devices, Inc.	4.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Social Sentiment ETF

Ticker: BUZZ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Social Sentiment ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$91	0.76%

How did the Fund perform last year?

  Collectively, U.S. equities gained during the year on declining inflation and resilient economic conditions. Companies with high social sentiment performed particularly well due to their general growth style profile and high momentum exposure.

  The Fund’s exposure to the technology and financial sectors contributed the most to performance during the period.

  The leading individual contributors to performance were digital assets company MicroStrategy Incorporated, Artificial Intelligence ("AI")-giant NVIDIA Corp., and crypto exchange Coinbase Global, Inc.

  The only sectors to detract from performances were industrials, energy, and materials.

  The largest individual detractors from performance were Trump Media & Technology Group Corp., Rivian Automotive, Inc. and Lucid Group, Inc.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

BUZZ
BUZZTR
SPTR
$20,000
$15,000
$10,000
$5,000
$0
Mar 21
Sep 21
Sep 22
Sep 23
Sep 24
$15,730 - SPTR
$8,764 - BUZZTR
$8,687 - BUZZ

	BUZZ	SPTR	BUZZTR
Mar 21	$10,000	$10,000	$10,000
Mar 21	$9,656	$10,278	$9,649
Apr 21	$9,913	$10,827	$9,912
May 21	$9,891	$10,902	$9,895
Jun 21	$10,693	$11,157	$10,704
Jul 21	$10,168	$11,422	$10,183
Aug 21	$10,550	$11,769	$10,571
Sep 21	$9,862	$11,222	$9,888
Oct 21	$10,464	$12,008	$10,497
Nov 21	$10,095	$11,925	$10,132
Dec 21	$9,327	$12,459	$9,367
Jan 22	$7,819	$11,814	$7,858
Feb 22	$7,548	$11,461	$7,589
Mar 22	$7,748	$11,886	$7,791
Apr 22	$6,127	$10,850	$6,167
May 22	$5,982	$10,870	$6,022
Jun 22	$5,165	$9,972	$5,196
Jul 22	$5,924	$10,892	$5,961
Aug 22	$5,712	$10,448	$5,747
Sep 22	$5,095	$9,486	$5,127
Oct 22	$5,451	$10,253	$5,486
Nov 22	$5,573	$10,826	$5,610
Dec 22	$4,881	$10,203	$4,914
Jan 23	$5,788	$10,844	$5,829
Feb 23	$5,698	$10,579	$5,736
Mar 23	$5,990	$10,968	$6,032
Apr 23	$5,764	$11,139	$5,804
May 23	$6,188	$11,187	$6,231
Jun 23	$6,604	$11,926	$6,653
Jul 23	$7,221	$12,310	$7,278
Aug 23	$6,565	$12,114	$6,620
Sep 23	$6,188	$11,536	$6,244
Oct 23	$5,802	$11,293	$5,856
Nov 23	$6,751	$12,325	$6,813
Dec 23	$7,540	$12,885	$7,614
Jan 24	$7,266	$13,101	$7,340
Feb 24	$8,215	$13,801	$8,300
Mar 24	$8,656	$14,245	$8,747
Apr 24	$7,940	$13,663	$8,025
May 24	$8,375	$14,341	$8,457
Jun 24	$8,574	$14,855	$8,638
Jul 24	$8,615	$15,036	$8,682
Aug 24	$8,449	$15,401	$8,519
Sep 24	$8,687	$15,730	$8,764

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	Life*
VanEck Social Sentiment ETF	40.39%	(3.85)%
BUZZ NextGen AI US Sentiment Leaders Index (BUZZTR)	40.36%	(3.62)%
S&P 500 Index Total Return (SPTR)	36.35%	13.48%

* Inception of Fund: 3/2/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$55,413,520
  Number of Portfolio Holdings76
  Portfolio Turnover Rate230%
  Advisory Fees Paid$448,998

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
35.0%
Consumer Discretionary
24.5%
Financials
13.3%
Communication Services
12.3%
Consumer Staples
6.3%
Health Care
3.5%
Industrials
2.1%
Materials
2.0%
Energy
1.0%
Other assets less liabilities
–%
0
5
10
15
20
25
30
35
40

Value	Value	Value
Other assets less liabilities		-%
Energy		1.0%
Materials		2.0%
Industrials		2.1%
Health Care		3.5%
Consumer Staples		6.3%
Communication Services		12.3%
Financials		13.3%
Consumer Discretionary		24.5%
Information Technology		35.0%

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	3.7%
Intel Corp.	3.5%
Tesla, Inc.	3.3%
GameStop Corp.	3.2%
Meta Platforms, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
Alphabet, Inc.	3.1%
Palantir Technologies, Inc.	3.1%
SoFi Technologies, Inc.	3.0%
Apple, Inc.	3.0%

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

Until February 1, 2024, Van Eck Associates Corporation agreed to waive or reduce its management fees and/or pay Fund expenses in an amount equal to the Fund’s extraordinary legal expenses up to $500,000. The termination of this arrangement following that date did not result in a material change to the Fund’s annual operating expenses during the period.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Video Gaming and eSports ETF

Ticker: ESPO

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$70	0.56%

How did the Fund perform last year?

  The video gaming and eSports industry demonstrated positive performance over the past year, driven by continued growth in the global gaming population and increasing demand for immersive gaming experiences.

  Communication Services was the leading sector, with companies that develop and deploy gaming software and game publishers seeing the most significant gains.

  Nvidia Corp. was the top individual contributor, riding the wave of demand for Artificial Intelligence ("AI")-powered graphics chips used in video games and eSports platforms.

  The consumer discretionary sector provided the smallest contribution but was still a positive contributor to the space as a whole.

  Ubisoft Entertainment SA, known for popular video game franchises such as Assassin's Creed and Far Cry, had underperformance attributed to delays in key game releases, and underwhelming sales of other releases leading to a downward revision of financial forecasts and a significant decline in stock value.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

ESPO
MVESPOTR
NDUEACWF
SPTR
$30,000
$20,000
$10,000
$0
Oct 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24
$27,429 - MVESPOTR
$26,169 - ESPO
$22,669 - SPTR
$18,847 - NDUEACWF

	ESPO	NDUEACWF	MVESPOTR	SPTR
Oct 18	$10,000	$10,000	$10,000	$10,000
Oct 18	$8,999	$9,676	$9,058	$9,654
Nov 18	$9,119	$9,818	$9,175	$9,851
Dec 18	$8,714	$9,126	$8,791	$8,962
Jan 19	$9,628	$9,847	$9,711	$9,680
Feb 19	$9,421	$10,110	$9,504	$9,990
Mar 19	$10,240	$10,237	$10,327	$10,185
Apr 19	$10,629	$10,583	$10,728	$10,597
May 19	$10,247	$9,955	$10,379	$9,924
Jun 19	$10,781	$10,607	$10,897	$10,623
Jul 19	$10,825	$10,638	$10,994	$10,776
Aug 19	$10,905	$10,386	$11,050	$10,605
Sep 19	$10,931	$10,604	$11,068	$10,803
Oct 19	$11,099	$10,894	$11,245	$11,037
Nov 19	$11,587	$11,160	$11,745	$11,438
Dec 19	$12,339	$11,553	$12,532	$11,783
Jan 20	$12,502	$11,426	$12,751	$11,779
Feb 20	$12,485	$10,503	$12,633	$10,809
Mar 20	$12,531	$9,085	$12,738	$9,474
Apr 20	$13,595	$10,058	$13,836	$10,688
May 20	$15,336	$10,496	$15,521	$11,197
Jun 20	$16,821	$10,831	$17,061	$11,420
Jul 20	$18,302	$11,404	$18,593	$12,064
Aug 20	$20,067	$12,102	$20,405	$12,931
Sep 20	$19,922	$11,712	$20,197	$12,440
Oct 20	$19,377	$11,427	$19,688	$12,109
Nov 20	$21,222	$12,835	$21,591	$13,435
Dec 20	$22,733	$13,431	$23,142	$13,951
Jan 21	$23,545	$13,370	$23,971	$13,810
Feb 21	$23,402	$13,680	$23,788	$14,191
Mar 21	$22,161	$14,045	$22,519	$14,813
Apr 21	$22,985	$14,659	$23,458	$15,603
May 21	$22,977	$14,888	$23,514	$15,712
Jun 21	$23,614	$15,084	$24,111	$16,079
Jul 21	$22,010	$15,188	$22,483	$16,461
Aug 21	$22,416	$15,568	$22,903	$16,961
Sep 21	$21,147	$14,925	$21,682	$16,173
Oct 21	$22,483	$15,686	$23,021	$17,306
Nov 21	$23,671	$15,309	$24,261	$17,186
Dec 21	$22,259	$15,921	$22,835	$17,956
Jan 22	$20,880	$15,139	$21,270	$17,027
Feb 22	$20,364	$14,748	$20,857	$16,517
Mar 22	$19,563	$15,068	$20,181	$17,130
Apr 22	$16,820	$13,862	$17,372	$15,636
May 22	$17,602	$13,878	$18,131	$15,665
Jun 22	$15,943	$12,708	$16,376	$14,372
Jul 22	$16,876	$13,595	$17,432	$15,697
Aug 22	$15,900	$13,095	$16,499	$15,057
Sep 22	$13,656	$11,841	$14,156	$13,670
Oct 22	$13,437	$12,556	$13,925	$14,777
Nov 22	$15,220	$13,530	$15,668	$15,603
Dec 22	$14,596	$12,997	$15,163	$14,704
Jan 23	$16,531	$13,929	$17,116	$15,628
Feb 23	$15,775	$13,530	$16,382	$15,247
Mar 23	$17,923	$13,947	$18,592	$15,806
Apr 23	$17,268	$14,147	$17,885	$16,053
May 23	$17,828	$13,996	$18,533	$16,123
Jun 23	$18,904	$14,808	$19,614	$17,188
Jul 23	$19,938	$15,351	$20,710	$17,740
Aug 23	$18,401	$14,922	$19,162	$17,458
Sep 23	$17,495	$14,305	$18,236	$16,625
Oct 23	$16,962	$13,874	$17,608	$16,276
Nov 23	$18,746	$15,155	$19,535	$17,762
Dec 23	$19,470	$15,883	$20,293	$18,569
Jan 24	$19,622	$15,976	$20,507	$18,881
Feb 24	$21,147	$16,662	$22,057	$19,889
Mar 24	$21,432	$17,185	$22,310	$20,529
Apr 24	$20,623	$16,618	$21,611	$19,691
May 24	$22,306	$17,293	$23,224	$20,667
Jun 24	$22,891	$17,678	$23,911	$21,409
Jul 24	$23,324	$17,963	$24,409	$21,669
Aug 24	$24,236	$18,419	$25,316	$22,195
Sep 24	$26,169	$18,847	$27,429	$22,669

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception.

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Video Gaming and eSports ETF	49.58%	19.08%	17.53%
MVIS® Global Video Gaming and eSports Index TR (MVESPOTR)	50.41%	19.90%	18.46%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	11.23%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	14.73%

* Inception of Fund: 10/16/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$263,779,299
  Number of Portfolio Holdings26
  Portfolio Turnover Rate36%
  Advisory Fees Paid$1,217,208

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Communication Services
63.3%
Information Technology
23.3%
Consumer Discretionary
13.3%
Other assets less liabilities
0.1%
0
10
20
30
40
50
60
70

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		13.3%
Information Technology		23.3%
Communication Services		63.3%

Top Ten Holdings (% of Total Net Assets)

Tencent Holdings Ltd.	8.5%
Advanced Micro Devices, Inc.	8.0%
NetEase, Inc.	7.1%
Nintendo Co. Ltd.	6.4%
AppLovin Corp.	6.1%
Electronic Arts, Inc.	5.5%
Roblox Corp.	4.9%
Unity Software, Inc.	4.8%
Aristocrat Leisure Ltd.	4.6%
GameStop Corp.	4.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is September 30.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2024 and September 30, 2023, were $442,215 and $389,520 respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended September 30, 2024 and September 30, 2023 were $208,700 and $188,900 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023, were $261,974 and $0 respectively.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION September 30, 2024

Biotech ETF	BBH
Digital Transformation ETF	DAPP
Energy Income ETF	EINC
Environmental Services ETF	EVX
Fabless Semiconductor ETF	SMHX
Gaming ETF	BJK
Green Infrastructure ETF	RNEW
Pharmaceutical ETF	PPH
Retail ETF	RTH
Robotics ETF	IBOT
Semiconductor ETF	SMH
Video Gaming and eSports ETF	ESPO

800.826.2333	vaneck.com

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
China: 1.9%
BeiGene Ltd. (ADR) * †	38,863	$8,725,132
Germany: 2.4%
BioNTech SE (ADR) *	92,607	10,998,934
Ireland: 4.5%
ICON Plc (USD) *	70,314	20,201,915
United States: 91.1%
Alnylam Pharmaceuticals, Inc. *	56,423	15,518,018
Amgen, Inc.	235,125	75,759,626
Argenx SE (ADR) * †	38,241	20,729,681
Biogen, Inc. *	98,937	19,177,948
BioMarin Pharmaceutical, Inc. *	123,608	8,688,406
Bio-Techne Corp.	121,983	9,750,101
Charles River Laboratories International, Inc. *	40,226	7,923,315
Cytokinetics, Inc. *	71,691	3,785,285
Exact Sciences Corp. * †	132,883	9,051,990
	Number of Shares	Value
United States (continued)
Gilead Sciences, Inc.	494,607	$41,467,851
Illumina, Inc. *	127,295	16,600,541
Incyte Corp. *	94,266	6,230,983
Insmed, Inc. *	127,024	9,272,752
IQVIA Holdings, Inc. *	96,229	22,803,386
Moderna, Inc. *	258,478	17,274,085
Natera, Inc. *	100,068	12,703,633
Neurocrine Biosciences, Inc. *	77,663	8,948,331
QIAGEN NV †	181,156	8,255,279
Regeneron Pharmaceuticals, Inc. *	36,829	38,716,118
Repligen Corp. *	39,160	5,827,791
Sarepta Therapeutics, Inc. *	66,680	8,327,665
Vertex Pharmaceuticals, Inc. *	96,594	44,923,937
		411,736,722
Total Common Stocks (Cost: $428,238,352)		451,662,703
Total Investments: 99.9% (Cost: $428,238,352)		451,662,703
Other assets less liabilities: 0.1%		327,637
NET ASSETS: 100.0%		$451,990,340

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $23,574,085.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$451,662,703	$—	$—	$451,662,703

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

3

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.4%
Iris Energy Ltd. (USD) * †	709,171	$5,985,403
Canada: 12.8%
Bitfarms Ltd. (USD) *	2,683,438	5,662,054
Hive Digital Technologies Ltd. (USD) *	1,709,102	5,349,489
Hut 8 Corp. (USD) * †	504,727	6,187,953
		17,199,496
China: 3.6%
OSL Group Ltd. (HKD) * †	5,947,000	4,911,527
Germany: 6.2%
Bitcoin Group SE	57,442	3,374,214
Northern Data AG * †	173,212	4,951,280
		8,325,494
Singapore: 3.0%
Canaan, Inc. (ADR) * †	4,054,657	4,095,204
United States: 69.9%
Applied Digital Corp. * †	909,712	7,505,124
Bit Digital, Inc. *	1,969,686	6,913,598
Block, Inc. *	149,790	10,055,403
Cipher Mining, Inc. * †	1,722,572	6,666,354
Cleanspark, Inc. * †	702,542	6,561,742
Coinbase Global, Inc. *	60,420	10,765,031
	Number of Shares	Value
United States (continued)
Core Scientific, Inc. *	714,152	$8,469,843
Galaxy Digital Holdings Ltd. (CAD) * †	511,148	6,568,362
MARA Holdings, Inc. * †	488,486	7,923,243
MicroStrategy, Inc. * †	64,252	10,832,887
Riot Platforms, Inc. * †	836,859	6,209,494
Terawulf, Inc. * †	1,208,144	5,654,114
		94,125,195
Total Common Stocks (Cost: $105,828,491)		134,642,319

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.8%
Money Market Fund: 11.8% (Cost: $15,879,709)
State Street Navigator Securities Lending Government Money Market Portfolio	15,879,709	15,879,709
Total Investments: 111.7% (Cost: $121,708,200)		150,522,028
Liabilities in excess of other assets: (11.7)%		(15,751,339)
NET ASSETS: 100.0%		$134,770,689

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $36,730,000.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$5,985,403	$—	$—	$5,985,403
Canada	17,199,496	—	—	17,199,496
China	—	4,911,527	—	4,911,527
Germany	—	8,325,494	—	8,325,494
Singapore	4,095,204	—	—	4,095,204
United States	94,125,195	—	—	94,125,195
Money Market Fund	15,879,709	—	—	15,879,709
Total Investments	$137,285,007	$13,237,021	$—	$150,522,028

See Notes to Financial Statements

4

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 77.1%
Energy: 77.1%
Antero Midstream Corp.	173,266	$2,607,653
Archrock, Inc.	68,251	1,381,400
Cheniere Energy, Inc.	18,693	3,361,749
DT Midstream, Inc.	33,239	2,614,580
Enbridge, Inc.	109,387	4,442,206
EnLink Midstream LLC	127,462	1,849,474
Excelerate Energy, Inc.	9,351	205,815
Gibson Energy, Inc.	99,549	1,634,799
Hess Midstream LP	13,554	478,050
Keyera Corp.	81,780	2,549,937
Kinder Morgan, Inc.	145,280	3,209,235
Kinetik Holdings, Inc.	24,527	1,110,092
Mattr Corp. *	32,634	342,157
NextDecade Corp. *	67,798	319,329
ONEOK, Inc.	42,681	3,889,519
Pembina Pipeline Corp.	61,408	2,532,466
Targa Resources Corp.	19,010	2,813,670
TC Energy Corp.	77,951	3,706,570
The Williams Companies, Inc.	98,738	4,507,390
Total Common Stocks (Cost: $38,010,465)		43,556,091
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 22.9%
Energy: 22.9%
Cheniere Energy Partners LP	8,443	$411,343
Delek Logistics Partners LP	2,780	121,542
Energy Transfer LP	156,016	2,504,057
Enterprise Products Partners LP	84,939	2,472,574
Genesis Energy LP	18,684	249,805
MPLX LP	57,809	2,570,188
NGL Energy Partners LP *	22,246	100,107
Plains All American Pipeline LP	88,656	1,539,955
Plains GP Holdings LP	33,547	620,620
Sunoco LP	21,349	1,146,014
Western Midstream Partners LP	30,616	1,171,368
Total Master Limited Partnerships (Cost: $11,405,285)		12,907,573
Total Investments: 100.0% (Cost: $49,415,750)		56,463,664
Liabilities in excess of other assets: 0.0%		(7,183)
NET ASSETS: 100.0%		$56,456,481

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$43,556,091	$—	$—	$43,556,091
Master Limited Partnerships *	12,907,573	—	—	12,907,573
Total Investments	$56,463,664	$—	$—	$56,463,664

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 3.9%
GFL Environmental, Inc. (USD)	77,186	$3,078,178
United States: 96.1%
ABM Industries, Inc.	59,359	3,131,781
Aris Water Solutions, Inc.	92,800	1,565,536
Casella Waste Systems, Inc. * †	28,342	2,819,745
CECO Environmental Corp. *	55,977	1,578,551
Clean Harbors, Inc. *	12,509	3,023,550
Darling Ingredients, Inc. *	85,305	3,169,934
Donaldson Co., Inc.	42,224	3,111,909
Ecolab, Inc.	31,401	8,017,617
Energy Recovery, Inc. *	95,621	1,662,849
Montrose Environmental Group, Inc. *	101,644	2,673,237
Perma-Fix Environmental Services, Inc. * †	137,858	1,691,518
PureCycle Technologies, Inc. * †	345,311	3,280,454
Radius Recycling, Inc. †	92,040	1,706,422
Republic Services, Inc.	38,983	7,829,346
	Number of Shares	Value
United States (continued)
Stericycle, Inc. *	49,042	$2,991,562
STERIS Plc	12,516	3,035,631
Tennant Co.	31,875	3,061,275
Tetra Tech, Inc.	65,249	3,077,143
Veralto Corp.	27,767	3,106,017
Waste Connections, Inc.	43,354	7,752,562
Waste Management, Inc.	38,720	8,038,272
		76,324,911
Total Common Stocks (Cost: $69,913,900)		79,403,089

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $1,894,108)
State Street Navigator Securities Lending Government Money Market Portfolio	1,894,108	1,894,108
Total Investments: 102.4% (Cost: $71,808,008)		81,297,197
Liabilities in excess of other assets: (2.4)%		(1,869,424)
NET ASSETS: 100.0%		$79,427,773

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,526,590.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$79,403,089	$—	$—	$79,403,089
Money Market Fund	1,894,108	—	—	1,894,108
Total Investments	$81,297,197	$—	$—	$81,297,197

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

6

VANECK FABLESS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Bermuda: 4.1%
Marvell Technology, Inc. (USD)	3,636	$262,228
Taiwan: 1.8%
Silicon Motion Technology Corp. (ADR)	1,939	117,775
United Kingdom: 4.4%
ARM Holdings Plc (ADR) *	1,938	277,153
United States: 89.6%
Advanced Micro Devices, Inc. *	2,020	331,442
Allegro MicroSystems, Inc. *	5,268	122,744
Ambarella, Inc. *	1,937	109,256
Astera Labs, Inc. *	6,298	329,952
Broadcom, Inc.	5,723	987,218
Cadence Design Systems, Inc. *	1,027	278,348
	Number of Shares	Value
United States (continued)
Cirrus Logic, Inc. *	1,989	$247,054
Impinj, Inc. *	1,009	218,469
Lattice Semiconductor Corp. *	3,912	207,610
Monolithic Power Systems, Inc.	303	280,124
NVIDIA Corp.	10,332	1,254,717
Power Integrations, Inc.	2,457	157,543
Qualcomm, Inc.	1,813	308,301
Rambus, Inc. *	4,588	193,705
Semtech Corp. *	2,001	91,366
Silicon Laboratories, Inc. *	1,217	140,649
SiTime Corp. *	486	83,354
Synaptics, Inc. *	1,320	102,406
Synopsys, Inc. *	614	310,923
		5,755,181
Total Common Stocks (Cost: $5,942,341)		6,412,337
Total Investments: 99.9% (Cost: $5,942,341)		6,412,337
Other assets less liabilities: 0.1%		4,293
NET ASSETS: 100.0%		$6,416,630

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$6,412,337	$—	$—	$6,412,337

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

7

VANECK GAMING ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 11.3%
Aristocrat Leisure Ltd.	67,697	$2,742,723
Lottery Corp. Ltd.	351,379	1,242,992
Star Entertainment Group Ltd. * †	540,404	171,144
Tabcorp Holdings Ltd. †	412,018	143,871
		4,300,730
China: 6.8%
Galaxy Entertainment Group Ltd. (HKD)	414,240	2,047,267
Melco Resorts & Entertainment Ltd. (ADR) * †	38,984	303,685
SJM Holdings Ltd. (HKD) * †	608,500	239,543
		2,590,495
France: 2.7%
La Francaise des Jeux SAEM 144A	24,652	1,017,061
Greece: 1.9%
OPAP SA	41,729	743,284
Ireland: 7.9%
Flutter Entertainment Plc (USD) *	12,740	3,022,947
Italy: 1.3%
International Game Technology Plc (USD)	23,689	504,576
Japan: 2.2%
Heiwa Corp.	13,100	195,358
Sankyo Co. Ltd.	43,395	642,662
		838,020
Malaysia: 4.6%
Genting Bhd	486,300	498,097
	Number of Shares	Value
Malaysia (continued)
Genting Malaysia Bhd	677,498	$397,759
Genting Singapore Ltd. (SGD)	1,279,700	869,630
		1,765,486
Malta: 1.4%
Kindred Group Plc (SEK) (SDR)	40,482	515,580
South Korea: 1.0%
Kangwon Land, Inc.	28,467	368,325
Sweden: 5.6%
Evolution AB 144A	21,747	2,142,947
United Kingdom: 3.7%
Entain Plc	79,299	812,875
Playtech Plc *	61,383	619,167
		1,432,042
United States: 49.7%
Boyd Gaming Corp.	11,175	722,464
Caesars Entertainment, Inc. *	33,665	1,405,177
Churchill Downs, Inc.	10,431	1,410,376
DraftKings, Inc. *	59,298	2,324,482
Gaming and Leisure Properties, Inc.	33,571	1,727,228
Las Vegas Sands Corp.	49,003	2,466,811
Light & Wonder, Inc. *	12,006	1,089,304
MGM Resorts International *	43,160	1,687,124
Penn Entertainment, Inc. * †	18,928	356,982
Sands China Ltd. (HKD) *	547,600	1,380,144
VICI Properties, Inc.	82,879	2,760,699
Wynn Resorts Ltd.	17,272	1,656,039
		18,986,830
Total Common Stocks (Cost: $45,520,822)		38,228,323
Total Investments: 100.1% (Cost: $45,520,822)		38,228,323
Liabilities in excess of other assets: (0.1)%		(37,157)
NET ASSETS: 100.0%		$38,191,166

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,056,430.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,160,008, or 8.3% of net assets.

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,300,730	$—	$4,300,730
China	303,685	2,286,810	—	2,590,495
France	—	1,017,061	—	1,017,061
Greece	743,284	—	—	743,284
Ireland	3,022,947	—	—	3,022,947
Italy	504,576	—	—	504,576
Japan	—	838,020	—	838,020
Malaysia	—	1,765,486	—	1,765,486
Malta	515,580	—	—	515,580
South Korea	—	368,325	—	368,325
Sweden	—	2,142,947	—	2,142,947
United Kingdom	619,167	812,875	—	1,432,042
United States	17,606,686	1,380,144	—	18,986,830
Total Investments	$23,315,925	$14,912,398	$—	$38,228,323

See Notes to Financial Statements

9

VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.3%
Automobiles & Components: 20.3%
BorgWarner, Inc.	2,208	$80,128
Lucid Group, Inc. *	22,363	78,942
Rivian Automotive, Inc. * †	7,924	88,907
Tesla, Inc. *	527	137,879
		385,856
Capital Goods: 16.7%
Ameresco, Inc. *	333	12,634
Array Technologies, Inc. *	1,471	9,709
Bloom Energy Corp. * †	2,200	23,232
ChargePoint Holdings, Inc. * †	4,122	5,647
Donaldson Co., Inc.	1,167	86,008
Energy Recovery, Inc. *	556	9,669
FuelCell Energy, Inc. *	4,818	1,831
Nikola Corp. * †	438	2,006
Plug Power, Inc. * †	7,197	16,265
Quanta Services, Inc.	338	100,775
SES AI Corp. * †	3,035	1,942
Shoals Technologies Group, Inc. *	1,652	9,268
Sunrun, Inc. *	2,149	38,811
		317,797
Commercial & Professional Services: 22.0%
Casella Waste Systems, Inc. *	554	55,117
Clean Harbors, Inc. *	422	102,002
Montrose Environmental Group, Inc. *	330	8,679
Republic Services, Inc.	499	100,219
Stericycle, Inc. *	899	54,839
Waste Management, Inc.	465	96,534
		417,390
Consumer Discretionary Distribution & Retail: 0.2%
EVgo, Inc. *	1,030	4,264
Energy: 7.7%
Cheniere Energy, Inc.	590	106,106
Clean Energy Fuels Corp. *	2,164	6,730
Green Plains, Inc. *	626	8,476
New Fortress Energy, Inc.	1,988	18,071
REX American Resources Corp. *	170	7,869
		147,252
Materials: 5.2%
Ecolab, Inc.	387	98,813
	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 8.2%
Enphase Energy, Inc. *	695	$78,549
First Solar, Inc. *	311	77,576
		156,125
Technology Hardware & Equipment: 2.5%
Itron, Inc. *	445	47,530
Utilities: 16.5%
Altus Power, Inc. *	1,550	4,929
Brookfield Renewable Corp.	1,741	56,861
Clearway Energy, Inc.	799	24,513
IDACORP, Inc.	491	50,617
Montauk Renewables, Inc. *	1,393	7,258
NextEra Energy Partners LP	907	25,051
Northwestern Energy Group, Inc.	594	33,989
Ormat Technologies, Inc.	586	45,087
Southwest Gas Holdings, Inc.	695	51,263
Sunnova Energy International, Inc. * †	1,202	11,707
		311,275
Total Common Stocks (Cost: $1,902,133)		1,886,302

MASTER LIMITED PARTNERSHIP: 0.6% (Cost: $9,794)
Utilities: 0.6%
Suburban Propane Partners LP	621	11,141

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,911,927)		1,897,443

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7% (Cost: $33,105)
State Street Navigator Securities Lending Government Money Market Portfolio	33,105	33,105
Total Investments: 101.6% (Cost: $1,945,032)		1,930,548
Liabilities in excess of other assets: (1.6)%		(30,295)
NET ASSETS: 100.0%		$1,900,253

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $132,973.

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,886,302	$—	$—	$1,886,302
Master Limited Partnership *	11,141	—	—	11,141
Money Market Fund	33,105	—	—	33,105
Total Investments	$1,930,548	$—	$—	$1,930,548

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

11

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.8%
Denmark: 8.3%
Novo Nordisk A/S (ADR)	509,128	$60,621,871
France: 4.6%
Sanofi SA (ADR)	580,013	33,426,149
Israel: 3.6%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,464,051	26,382,199
Japan: 4.4%
Takeda Pharmaceutical Co. Ltd. (ADR) †	2,248,821	31,978,235
Switzerland: 5.1%
Novartis AG (ADR) †	321,223	36,947,069
United Kingdom: 13.9%
AstraZeneca Plc (ADR)	459,836	35,825,823
GSK Plc (ADR) †	761,424	31,127,013
Haleon Plc (ADR) †	3,195,352	33,806,824
		100,759,660
United States: 59.9%
AbbVie, Inc.	228,969	45,216,798
Bausch Health Cos, Inc. * †	354,879	2,895,813
Bristol-Myers Squibb Co.	685,893	35,488,104
Catalent, Inc. *	128,633	7,791,301
Cencora, Inc.	141,087	31,755,862
Elanco Animal Health, Inc. *	319,406	4,692,074
Eli Lilly & Co.	105,173	93,176,968
	Number of Shares	Value
United States (continued)
Jazz Pharmaceuticals Plc *	62,247	$6,934,938
Johnson & Johnson	293,021	47,486,983
McKesson Corp.	65,290	32,280,682
Merck & Co., Inc.	328,584	37,313,999
Organon & Co.	249,548	4,773,853
Patterson Companies, Inc. †	75,180	1,641,931
Perrigo Co. Plc	121,639	3,190,591
Pfizer, Inc.	1,123,652	32,518,489
Viatris, Inc.	1,156,783	13,430,251
Zoetis, Inc.	175,417	34,272,973
		434,861,610
Total Common Stocks (Cost: $715,294,290)		724,976,793

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1% (Cost: $37,156,818)
State Street Navigator Securities Lending Government Money Market Portfolio	37,156,818	37,156,818
Total Investments: 104.9% (Cost: $752,451,108)		762,133,611
Liabilities in excess of other assets: (4.9)%		(35,603,093)
NET ASSETS: 100.0%		$726,530,518

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $99,136,053.

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$724,976,793	$—	$—	$724,976,793
Money Market Fund	37,156,818	—	—	37,156,818
Total Investments	$762,133,611	$—	$—	$762,133,611

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

12

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 4.9%
JD.com, Inc. (ADR)	269,565	$10,782,600
United States: 95.2%
Amazon.com, Inc. *	231,191	43,077,819
AutoZone, Inc. *	2,368	7,459,295
Bath & Body Works, Inc.	26,726	853,094
Best Buy Co., Inc.	25,514	2,635,596
Cardinal Health, Inc.	31,996	3,536,198
Cencora, Inc.	23,908	5,381,213
Costco Wholesale Corp.	21,143	18,743,692
CVS Health Corp.	171,064	10,756,504
Dollar General Corp.	22,353	1,890,393
Dollar Tree, Inc. *	23,840	1,676,429
Lowe’s Companies, Inc.	43,111	11,676,614
Lululemon Athletica, Inc. *	15,004	4,071,335
McKesson Corp.	18,804	9,297,074
	Number of Shares	Value
United States (continued)
O’Reilly Automotive, Inc. *	8,627	$9,934,853
Ross Stores, Inc.	46,853	7,051,845
Sysco Corp.	76,304	5,956,290
Target Corp.	59,596	9,288,633
The Home Depot, Inc.	43,987	17,823,532
The Kroger Co.	98,712	5,656,198
The TJX Companies, Inc.	81,446	9,573,163
Tractor Supply Co.	13,755	4,001,742
Ulta Beauty, Inc. *	6,792	2,642,903
Walgreens Boots Alliance, Inc. †	105,298	943,470
Walmart, Inc.	228,186	18,426,020
		212,353,905
Total Common Stocks (Cost: $200,026,882)		223,136,505
Total Investments: 100.1% (Cost: $200,026,882)		223,136,505
Liabilities in excess of other assets: (0.1)%		(155,990)
NET ASSETS: 100.0%		$222,980,515

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $779,117.

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$223,136,505	$—	$—	$223,136,505

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

13

VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.8%
Austria: 1.1%
Andritz AG	2,520	$179,039
Canada: 0.8%
ATS Corp. (USD) *	4,230	122,882
Finland: 1.3%
Konecranes Oyj	2,636	198,565
France: 4.3%
Dassault Systemes SE	16,914	673,588
Germany: 7.7%
Duerr AG	5,267	129,726
Jenoptik AG *	3,143	97,268
Krones AG	1,000	144,305
Siemens AG	4,178	847,445
		1,218,744
Israel: 0.7%
Nova Ltd. (USD) *	538	112,087
Japan: 20.6%
Amada Co. Ltd.	13,400	137,465
Azbil Corp.	20,400	166,602
Daifuku Co. Ltd.	9,000	175,055
Daihen Corp.	2,400	110,766
Denso Corp.	27,900	421,384
FANUC Corp.	10,900	321,671
Fuji Corp.	8,100	130,748
Keyence Corp.	1,800	866,802
Lasertec Corp.	500	83,763
Omron Corp.	5,200	238,881
Optex Group Co. Ltd.	6,800	74,406
Renesas Electronics Corp.	8,000	116,657
Tokyo Electron Ltd.	900	161,271
Towa Corp. †	5,100	79,047
Yaskawa Electric Corp.	4,500	158,283
		3,242,801
Netherlands: 4.0%
ASML Holding N.V. (USD)	753	627,437
Norway: 0.6%
AutoStore Holdings Ltd. 144A *	92,325	94,148
Sweden: 3.5%
Hexagon AB	40,794	440,229
HMS Networks AB	2,912	116,127
		556,356
Switzerland: 7.8%
ABB Ltd.	13,926	810,607
Interroll Holding AG	46	140,096
Kardex Holding AG	482	158,155
STMicroelectronics N.V. (USD)	3,485	103,609
		1,212,467
	Number of Shares	Value
United Kingdom: 1.9%
Renishaw Plc	2,646	$132,918
TechnipFMC Plc (USD)	6,512	170,810
		303,728
United States: 45.5%
Altair Engineering, Inc. *	1,358	129,703
Ambarella, Inc. *	1,850	104,349
Analog Devices, Inc.	993	228,559
ANSYS, Inc. *	1,012	322,454
Applied Materials, Inc.	1,249	252,360
Aspen Technology, Inc. *	698	166,696
Autodesk, Inc. *	2,250	619,830
Bentley Systems, Inc.	4,982	253,135
Cognex Corp.	4,303	174,272
Emerson Electric Co.	5,800	634,346
Intuitive Surgical, Inc. *	629	309,009
KLA Corp.	276	213,737
Lam Research Corp.	243	198,307
Lattice Semiconductor Corp. *	2,015	106,936
Lincoln Electric Holdings, Inc.	1,076	206,614
Microchip Technology, Inc.	1,792	143,880
Novanta, Inc. *	963	172,300
NVIDIA Corp.	6,433	781,224
ON Semiconductor Corp. *	1,933	140,355
Onto Innovation, Inc. *	586	121,630
Ouster, Inc. *	7,264	45,763
PTC, Inc. *	2,152	388,780
Rockwell Automation, Inc.	1,333	357,857
Symbotic, Inc. * †	3,497	85,292
TE Connectivity Plc	1,063	160,502
Teledyne Technologies, Inc. *	801	350,566
Teradyne, Inc.	953	127,635
Texas Instruments, Inc.	1,486	306,963
		7,103,054
Total Common Stocks (Cost: $14,463,978)		15,644,896

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $34,314)
State Street Navigator Securities Lending Government Money Market Portfolio	34,314	34,314
Total Investments: 100.0% (Cost: $14,498,292)		15,679,210
Liabilities in excess of other assets: 0.0%		(251)
NET ASSETS: 100.0%		$15,678,959

Definitions:
USD	United States Dollar

See Notes to Financial Statements

14

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $54,956.

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$179,039	$—	$179,039
Canada	122,882	—	—	122,882
Finland	—	198,565	—	198,565
France	—	673,588	—	673,588
Germany	—	1,218,744	—	1,218,744
Israel	112,087	—	—	112,087
Japan	—	3,242,801	—	3,242,801
Netherlands	627,437	—	—	627,437
Norway	—	94,148	—	94,148
Sweden	—	556,356	—	556,356
Switzerland	103,609	1,108,858	—	1,212,467
United Kingdom	303,728	—	—	303,728
United States	7,103,054	—	—	7,103,054
Money Market Fund	34,314	—	—	34,314
Total Investments	$8,407,111	$7,272,099	$—	$15,679,210

See Notes to Financial Statements

15

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Bermuda: 2.0%
Marvell Technology, Inc. (USD)	6,656,891	$480,094,979
Netherlands: 6.9%
ASML Holding N.V. (USD)	1,410,308	1,175,139,141
NXP Semiconductors NV (USD)	1,929,705	463,148,497
		1,638,287,638
Switzerland: 0.9%
STMicroelectronics N.V. (USD) †	7,303,536	217,134,125
Taiwan: 12.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,443,950	2,855,820,797
United States: 78.1%
Advanced Micro Devices, Inc. *	7,529,975	1,235,518,298
Analog Devices, Inc.	4,197,197	966,068,833
Applied Materials, Inc.	5,461,989	1,103,594,877
Broadcom, Inc.	10,832,855	1,868,667,488
Cadence Design Systems, Inc. *	2,404,981	651,822,000
Intel Corp.	38,964,696	914,111,768
KLA Corp.	1,210,173	937,170,073
Lam Research Corp.	1,169,223	954,179,506
Microchip Technology, Inc.	4,653,246	373,609,121
	Number of Shares	Value
United States (continued)
Micron Technology, Inc.	9,373,793	$972,156,072
Monolithic Power Systems, Inc.	390,721	361,221,565
NVIDIA Corp.	38,608,908	4,688,665,788
ON Semiconductor Corp. *	3,103,869	225,371,928
Qorvo, Inc. *	812,335	83,914,205
Qualcomm, Inc.	6,097,502	1,036,880,215
Skyworks Solutions, Inc.	1,385,264	136,822,525
Synopsys, Inc. *	1,399,784	708,836,620
Teradyne, Inc.	1,289,906	172,757,111
Texas Instruments, Inc.	5,017,533	1,036,471,792
Universal Display Corp.	427,192	89,667,601
		18,517,507,386
Total Common Stocks (Cost: $24,069,481,201)		23,708,844,925

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $24,835,082)
State Street Navigator Securities Lending Government Money Market Portfolio	24,835,082	24,835,082
Total Investments: 100.0% (Cost: $24,094,316,283)		23,733,680,007
Liabilities in excess of other assets: 0.0%		(7,335,697)
NET ASSETS: 100.0%		$23,726,344,310

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $51,001,815.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$23,708,844,925	$—	$—	$23,708,844,925
Money Market Fund	24,835,082	—	—	24,835,082
Total Investments	$23,733,680,007	$—	$—	$23,733,680,007

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

16

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.6%
Aristocrat Leisure Ltd.	297,630	$12,058,386
China: 17.6%
Kingsoft Corp. Ltd. (HKD)	1,408,400	5,282,366
NetEase, Inc. (ADR)	199,426	18,648,325
Tencent Holdings Ltd. (HKD)	404,200	22,493,850
		46,424,541
France: 0.8%
Ubisoft Entertainment SA * †	181,270	2,040,510
Ireland: 1.5%
Keywords Studios Plc (GBP)	121,208	3,960,504
Japan: 24.2%
Bandai Namco Holdings, Inc.	481,300	11,034,978
Capcom Co. Ltd.	474,800	11,127,332
Konami Group Corp.	111,700	11,445,542
Nexon Co. Ltd.	427,500	8,535,920
Nintendo Co. Ltd.	314,900	16,912,439
Square Enix Holdings Co. Ltd.	119,900	4,782,554
		63,838,765
Poland: 2.3%
CD Projekt SA	131,647	5,976,598
South Korea: 6.6%
Krafton, Inc. *	44,468	11,568,009
NCSoft Corp.	26,448	3,847,404
Pearl Abyss Corp. *	71,353	2,095,543
		17,510,956
Sweden: 1.5%
Embracer Group AB * †	1,561,238	4,063,219
	Number of Shares	Value
Taiwan: 2.9%
Micro-Star International Co. Ltd.	1,399,000	$7,648,029
United States: 37.9%
Advanced Micro Devices, Inc. *	128,030	21,007,162
AppLovin Corp. *	122,903	16,044,987
Electronic Arts, Inc.	100,139	14,363,938
GameStop Corp. *	522,892	11,989,913
Roblox Corp. *	293,195	12,976,811
Take-Two Interactive Software, Inc. * †	70,845	10,889,585
Unity Software, Inc. * †	567,742	12,842,324
		100,114,720
Total Common Stocks (Cost: $242,145,830)		263,636,228

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $678,608)
State Street Navigator Securities Lending Government Money Market Portfolio	678,608	678,608
Total Investments: 100.2% (Cost: $242,824,438)		264,314,836
Liabilities in excess of other assets: (0.2)%		(535,537)
NET ASSETS: 100.0%		$263,779,299

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $16,994,429.
*	Non-income producing

See Notes to Financial Statements

17

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$12,058,386	$—	$12,058,386
China	18,648,325	27,776,216	—	46,424,541
France	—	2,040,510	—	2,040,510
Ireland	3,960,504	—	—	3,960,504
Japan	—	63,838,765	—	63,838,765
Poland	—	5,976,598	—	5,976,598
South Korea	—	17,510,956	—	17,510,956
Sweden	—	4,063,219	—	4,063,219
Taiwan	—	7,648,029	—	7,648,029
United States	100,114,720	—	—	100,114,720
Money Market Fund	678,608	—	—	678,608
Total Investments	$123,402,157	$140,912,679	$—	$264,314,836

See Notes to Financial Statements

18

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$451,662,703	$134,642,319	$56,463,664	$79,403,089
Short-term investments held as collateral for securities loaned (3)	—	15,879,709	—	1,894,108
Cash	480,963	100,747	134	60,259
Cash denominated in foreign currency, at value (4)	—	120	25,910	—
Receivables:
Dividends and interest	42,795	75,395	98,097	56,131
Federal and State income taxes	—	—	18,570	—
Prepaid expenses	—	—	—	1,987
Total assets	452,186,461	150,698,290	56,606,375	81,415,574
Liabilities:
Payables:
Collateral for securities loaned	—	15,879,709	—	1,894,108
Line of credit	—	—	128,872	—
Due to Adviser	130,922	47,574	20,760	33,181
Deferred Trustee fees	64,926	—	—	4,968
Accrued expenses	273	318	262	55,544
Total liabilities	196,121	15,927,601	149,894	1,987,801
NET ASSETS	$451,990,340	$134,770,689	$56,456,481	$79,427,773
Shares outstanding	2,546,503	11,400,000	664,720	440,000
Net asset value, redemption and offering price per share	$177.49	$11.82	$84.93	$180.52
Net Assets consist of:
Aggregate paid in capital	$669,683,416	$172,475,323	$48,064,749	$96,346,154
Total distributable earnings (loss)	(217,693,076)	(37,704,634)	8,391,732	(16,918,381)
NET ASSETS	$451,990,340	$134,770,689	$56,456,481	$79,427,773
(1) Value of securities on loan	$23,574,085	$36,730,000	$—	$4,526,590
(2) Cost of investments - Unaffiliated issuers	$428,238,352	$105,828,491	$49,415,750	$69,913,900
(3) Cost of short-term investments held as collateral for securities loaned	$—	$15,879,709	$—	$1,894,108
(4) Cost of cash denominated in foreign currency	$—	$120	$25,967	$—

See Notes to Financial Statements

19

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Fabless Semiconductor ETF	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$6,412,337	$38,228,323	$1,897,443	$724,976,793
Short-term investments held as collateral for securities loaned (3)	—	—	33,105	37,156,818
Cash	—	—	2,768	440,517
Cash denominated in foreign currency, at value (4)	—	863	—	—
Receivables:
Investment securities sold	7,590	—	—	—
Shares of beneficial interest sold	1,283,327	—	—	4,755,868
Dividends and interest	388	104,133	733	1,360,904
Prepaid expenses	—	771	—	—
Total assets	7,703,642	38,334,090	1,934,049	768,690,900
Liabilities:
Payables:
Investment securities purchased	1,283,683	—	—	4,755,985
Collateral for securities loaned	—	—	33,105	37,156,818
Due to Adviser	1,171	16,644	691	208,330
Due to custodian	2,158	48,353	—	—
Deferred Trustee fees	—	11,639	—	36,037
Accrued expenses	—	66,288	—	3,212
Total liabilities	1,287,012	142,924	33,796	42,160,382
NET ASSETS	$6,416,630	$38,191,166	$1,900,253	$726,530,518
Shares outstanding	250,000	850,000	75,000	7,638,138
Net asset value, redemption and offering price per share	$25.67	$44.93	$25.34	$95.12
Net Assets consist of:
Aggregate paid in capital	$5,968,788	$72,549,953	$2,166,396	$879,033,393
Total distributable earnings (loss)	447,842	(34,358,787)	(266,143)	(152,502,875)
NET ASSETS	$6,416,630	$38,191,166	$1,900,253	$726,530,518
(1) Value of securities on loan	$—	$1,056,430	$132,973	$99,136,053
(2) Cost of investments - Unaffiliated issuers	$5,942,341	$45,520,822	$1,911,927	$715,294,290
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$33,105	$37,156,818
(4) Cost of cash denominated in foreign currency	$—	$861	$—	$—

See Notes to Financial Statements

20

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Retail ETF	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$223,136,505	$15,644,896	$23,708,844,925	$263,636,228
Short-term investments held as collateral for securities loaned (3)	—	34,314	24,835,082	678,608
Cash	624	—	9,354,090	53,073
Cash denominated in foreign currency, at value (4)	—	21,877	—	23
Receivables:
Investment securities sold	—	—	184,035,488	26
Shares of beneficial interest sold	—	—	24,538,087	—
Dividends and interest	33,120	26,704	14,684,697	291,507
Prepaid expenses	—	—	—	2,917
Total assets	223,170,249	15,727,791	23,966,292,369	264,662,382
Liabilities:
Payables:
Investment securities purchased	—	—	24,538,065	—
Shares of beneficial interest redeemed	—	—	184,035,653	—
Collateral for securities loaned	—	34,314	24,835,082	678,608
Line of credit	117,121	—	—	—
Due to Adviser	62,189	5,640	6,433,836	110,563
Due to custodian	—	8,878	—	—
Deferred Trustee fees	10,259	—	97,455	15,169
Accrued expenses	165	—	7,968	78,743
Total liabilities	189,734	48,832	239,948,059	883,083
NET ASSETS	$222,980,515	$15,678,959	$23,726,344,310	$263,779,299
Shares outstanding	1,021,531	350,000	96,691,874	3,450,000
Net asset value, redemption and offering price per share	$218.28	$44.80	$245.38	$76.46
Net Assets consist of:
Aggregate paid in capital	$230,570,049	$14,164,430	$25,216,609,547	$313,778,160
Total distributable earnings (loss)	(7,589,534)	1,514,529	(1,490,265,237)	(49,998,861)
NET ASSETS	$222,980,515	$15,678,959	$23,726,344,310	$263,779,299
(1) Value of securities on loan	$779,117	$54,956	$51,001,815	$16,994,429
(2) Cost of investments - Unaffiliated issuers	$200,026,882	$14,463,978	$24,069,481,201	$242,145,830
(3) Cost of short-term investments held as collateral for securities loaned	$—	$34,314	$24,835,082	$678,608
(4) Cost of cash denominated in foreign currency	$—	$21,196	$—	$23

See Notes to Financial Statements

21

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Biotech ETF	Digital Transformation ETF	Energy Income ETF	Environmental Services ETF
Income:
Dividends	$4,013,924	$6,811	$1,511,710	$621,604
Interest	23,470	2,360	543	4,146
Securities lending income	16,048	1,329,264	—	194,172
Net foreign taxes reclaimed/(withheld)	32,688	(1,596)	(116,690)	(8,991)
Total income	4,086,130	1,336,839	1,395,563	810,931
Expenses:
Management fees	1,572,343	470,200	201,186	376,348
Professional fees	—	—	—	40,569
Custody and accounting fees	—	—	—	24,777
Reports to shareholders	—	—	—	13,010
Trustees’ fees and expenses	—	—	—	1,440
Registration fees	—	—	—	7,344
Insurance	—	—	—	3,400
Interest	3,456	7,251	8,833	2,372
Taxes	275	416	630	504
Other	—	—	—	625
Total expenses	1,576,074	477,867	210,649	470,389
Expenses assumed by the Adviser	—	—	—	(53,531)
Net expenses	1,576,074	477,867	210,649	416,858
Net investment income	2,510,056	858,972	1,184,914	394,073

Net realized gain (loss) on:
Investments	(34,409,194)	6,513,736	1,262,535	(6,391,521)
In-kind redemptions	51,357,477	19,959,969	5,484,467	12,268,236
Foreign currency transactions and foreign denominated assets and liabilities	—	3,597	(1,814)	(145)
Net realized gain	16,948,283	26,477,302	6,745,188	5,876,570

Net change in unrealized appreciation (depreciation) on:
Investments	42,382,577	32,834,853	5,707,752	11,859,242
Foreign currency translations and foreign denominated assets and liabilities	—	37	292	—
Net change in unrealized appreciation (depreciation)	42,382,577	32,834,890	5,708,044	11,859,242
Net increase in net assets resulting from operations	$61,840,916	$60,171,164	$13,638,146	$18,129,885

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Fabless Semiconductor ETF(a)	Gaming ETF	Green Infrastructure ETF	Pharmaceutical ETF
Income:
Dividends	$3,432	$910,895	$15,531	$12,584,461
Interest	—	2,464	65	3,797
Securities lending income	—	6,526	7,960	203,590
Net foreign taxes reclaimed/(withheld)	—	(37,457)	(332)	(466,810)
Total income	3,432	882,428	23,224	12,325,038
Expenses:
Management fees	1,171	209,873	7,988	1,860,347
Professional fees	—	46,354	—	—
Custody and accounting fees	—	36,857	—	—
Reports to shareholders	—	14,916	—	—
Trustees’ fees and expenses	—	1,749	—	—
Registration fees	—	4,003	—	—
Insurance	—	3,179	—	—
Interest	—	7,535	—	63,389
Taxes	—	504	268	480
Other	—	4,397	—	—
Total expenses	1,171	329,367	8,256	1,924,216
Expenses assumed by the Adviser	—	(48,494)	—	—
Net expenses	1,171	280,873	8,256	1,924,216
Net investment income	2,261	601,555	14,968	10,400,822

Net realized gain (loss) on:
Investments	(24,415)	(871,842)	(212,875)	(18,334,655)
In-kind redemptions	49,876	(1,639,268)	213,640	59,120,060
Foreign currency transactions and foreign denominated assets and liabilities	—	(37,290)	—	—
Net realized gain (loss)	25,461	(2,548,400)	765	40,785,405

Net change in unrealized appreciation (depreciation) on:
Investments	469,996	7,166,747	113,790	42,663,264
Foreign currency translations and foreign denominated assets and liabilities	—	37,589	—	—
Net change in unrealized appreciation (depreciation)	469,996	7,204,336	113,790	42,663,264
Net increase in net assets resulting from operations	$497,718	$5,257,491	$129,523	$93,849,491

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Retail ETF	Robotics ETF	Semiconductor ETF	Video Gaming and eSports ETF
Income:
Dividends	$2,774,192	$107,352	$163,479,480	$2,180,931
Interest	3,809	209	277,201	13,977
Securities lending income	2,419	579	75,057	104,574
Net foreign taxes reclaimed/(withheld)	—	(9,788)	(9,697,974)	(159,212)
Total income	2,780,420	98,352	154,133,764	2,140,270
Expenses:
Management fees	672,112	39,752	59,286,734	1,242,139
Professional fees	—	—	—	51,704
Custody and accounting fees	—	—	—	50,222
Reports to shareholders	—	—	—	20,125
Trustees’ fees and expenses	—	—	—	7,165
Registration fees	—	—	—	4,003
Insurance	—	—	—	6,605
Interest	7,396	—	141,665	20,324
Taxes	300	235	300	536
Other	—	—	—	9,320
Total expenses	679,808	39,987	59,428,699	1,412,143
Expenses assumed by the Adviser	—	—	—	(24,931)
Net expenses	679,808	39,987	59,428,699	1,387,212
Net investment income	2,100,612	58,365	94,705,065	753,058

Net realized gain (loss) on:
Investments	(2,796,308)	280,805	(278,934,082)	(7,582,897)
In-kind redemptions	15,096,420	—	6,764,370,190	57,091,749
Foreign currency transactions and foreign denominated assets and liabilities	—	(242)	—	(42,487)
Net realized gain	12,300,112	280,563	6,485,436,108	49,466,365

Net change in unrealized appreciation (depreciation) on:
Investments	35,513,386	1,264,085	778,943,630	49,190,019
Foreign currency translations and foreign denominated assets and liabilities	—	980	—	1,247
Net change in unrealized appreciation (depreciation)	35,513,386	1,265,065	778,943,630	49,191,266
Net increase in net assets resulting from operations	$49,914,110	$1,603,993	$7,359,084,803	$99,410,689

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Digital Transformation ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$2,510,056	$2,149,005	$858,972	$964,256
Net realized gain (loss)	16,948,283	13,770,875	26,477,302	(28,616,483)
Net change in unrealized appreciation (depreciation)	42,382,577	29,952,104	32,834,890	28,753,889
Net increase in net assets resulting from operations	61,840,916	45,871,984	60,171,164	1,101,662
Distributions to shareholders from:
Distributable earnings	(2,099,973)	(2,299,941)	—	—

Share transactions*:
Proceeds from sale of shares	111,263,335	146,025,652	64,229,694	16,892,224
Cost of shares redeemed	(169,993,318)	(152,922,723)	(32,880,167)	(4,679,909)
Net increase (decrease) in net assets resulting from share transactions	(58,729,983)	(6,897,071)	31,349,527	12,212,315
Total increase in net assets	1,010,960	36,674,972	91,520,691	13,313,977
Net Assets, beginning of year	450,979,380	414,304,408	43,249,998	29,936,021
Net Assets, end of year	$451,990,340	$450,979,380	$134,770,689	$43,249,998
*Shares of Common Stock Issued (no par value)
Shares sold	675,000	900,000	6,300,000	2,650,000
Shares redeemed	(1,025,000)	(950,000)	(2,825,000)	(775,000)
Net increase (decrease)	(350,000)	(50,000)	3,475,000	1,875,000

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Energy Income ETF		Environmental Services ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$1,184,914	$755,431	$394,073	$623,255
Net realized gain	6,745,188	3,061,316	5,876,570	2,726,546
Net change in unrealized appreciation (depreciation)	5,708,044	1,700,138	11,859,242	2,443,348
Net increase in net assets resulting from operations	13,638,146	5,516,885	18,129,885	5,793,149
Distributions to shareholders from:
Distributable earnings	(327,149)	(674,492)	(725,000)	(284,988)
Return of capital	(1,435,928)	(596,281)	—	—
Total distributions	(1,763,077)	(1,270,773)	(725,000)	(284,988)

Share transactions*:
Proceeds from sale of shares	28,427,613	7,944,408	29,952,010	24,471,616
Cost of shares redeemed	(20,480,705)	(6,231,606)	(45,368,218)	(20,455,468)
Net increase (decrease) in net assets resulting from share transactions	7,946,908	1,712,802	(15,416,208)	4,016,148
Total increase in net assets	19,821,977	5,958,914	1,988,677	9,524,309
Net Assets, beginning of year	36,634,504	30,675,590	77,439,096	67,914,787
Net Assets, end of year	$56,456,481	$36,634,504	$79,427,773	$77,439,096
*Shares of Common Stock Issued (no par value)
Shares sold	375,000	125,000	180,000	160,000
Shares redeemed	(275,000)	(100,000)	(280,000)	(140,000)
Net increase (decrease)	100,000	25,000	(100,000)	20,000

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fabless Semiconductor ETF	Gaming ETF
	Period Ended September 30, 2024(a)	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$2,261	$601,555	$801,130
Net realized gain (loss)	25,461	(2,548,400)	3,004,642
Net change in unrealized appreciation (depreciation)	469,996	7,204,336	14,234,976
Net increase in net assets resulting from operations	497,718	5,257,491	18,040,748
Distributions to shareholders from:
Distributable earnings	—	(799,988)	(424,958)

Share transactions*:
Proceeds from sale of shares	6,542,655	—	33,573,611
Cost of shares redeemed	(623,743)	(16,195,540)	(61,822,546)
Net increase (decrease) in net assets resulting from share transactions	5,918,912	(16,195,540)	(28,248,935)
Total increase (decrease) in net assets	6,416,630	(11,738,037)	(10,633,145)
Net Assets, beginning of period	—	49,929,203	60,562,348
Net Assets, end of period	$6,416,630	$38,191,166	$49,929,203
*Shares of Common Stock Issued (no par value)
Shares sold	275,000	—	825,000
Shares redeemed	(25,000)	(400,000)	(1,425,000)
Net increase (decrease)	250,000	(400,000)	(600,000)

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Infrastructure ETF		Pharmaceutical ETF
	Year Ended September 30, 2024	Period Ended September 30, 2023(a)	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$14,968	$13,751	$10,400,822	$8,740,815
Net realized gain	765	29,496	40,785,405	29,314,853
Net change in unrealized appreciation (depreciation)	113,790	(128,274)	42,663,264	54,260,353
Net increase (decrease) in net assets resulting from operations	129,523	(85,027)	93,849,491	92,316,021
Distributions to shareholders from:
Distributable earnings	(15,998)	(3,000)	(9,117,032)	(8,998,067)

Share transactions*:
Proceeds from sale of shares	1,206,602	2,535,936	691,277,501	673,169,628
Cost of shares redeemed	(1,220,877)	(646,906)	(479,525,738)	(850,179,679)
Net increase (decrease) in net assets resulting from share transactions	(14,275)	1,889,030	211,751,763	(177,010,051)
Total increase (decrease) in net assets	99,250	1,801,003	296,484,222	(93,692,097)
Net Assets, beginning of period	1,801,003	—	430,046,296	523,738,393
Net Assets, end of period	$1,900,253	$1,801,003	$726,530,518	$430,046,296
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	100,000	7,800,000	8,700,000
Shares redeemed	(50,000)	(25,000)	(5,550,000)	(11,100,000)
Net increase (decrease)	—	75,000	2,250,000	(2,400,000)

(a)	For the period October 19, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Retail ETF		Robotics ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Period Ended September 30, 2023(a)
Operations:
Net investment income	$2,100,612	$1,429,429	$58,365	$4,883
Net realized gain (loss)	12,300,112	(5,549,934)	280,563	50,231
Net change in unrealized appreciation (depreciation)	35,513,386	17,476,048	1,265,065	(83,205)
Net increase (decrease) in net assets resulting from operations	49,914,110	13,355,543	1,603,993	(28,091)
Distributions to shareholders from:
Distributable earnings	(1,849,973)	(1,700,040)	(61,373)	—

Share transactions*:
Proceeds from sale of shares	59,777,343	33,356,739	11,501,046	2,663,384
Cost of shares redeemed	(39,430,277)	(40,875,022)	—	—
Net increase (decrease) in net assets resulting from share transactions	20,347,066	(7,518,283)	11,501,046	2,663,384
Total increase in net assets	68,411,203	4,137,220	13,043,666	2,635,293
Net Assets, beginning of period	154,569,312	150,432,092	2,635,293	—
Net Assets, end of period	$222,980,515	$154,569,312	$15,678,959	$2,635,293
*Shares of Common Stock Issued (no par value)
Shares sold	300,000	200,000	275,000	75,000
Shares redeemed	(200,000)	(250,000)	—	—
Net increase (decrease)	100,000	(50,000)	275,000	75,000

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Semiconductor ETF		Video Gaming and eSports ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023(a)	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$94,705,065	$69,665,245	$753,058	$2,441,068
Net realized gain (loss)	6,485,436,108	945,785,154	49,466,365	(27,684,835)
Net change in unrealized appreciation (depreciation)	778,943,630	2,291,380,472	49,191,266	92,968,847
Net increase in net assets resulting from operations	7,359,084,803	3,306,830,871	99,410,689	67,725,080
Distributions to shareholders from:
Distributable earnings	(68,496,917)	(70,999,820)	(2,439,900)	(2,252,275)

Share transactions*:
Proceeds from sale of shares	38,981,223,547	22,043,690,438	48,365,238	2,456,645
Cost of shares redeemed	(31,939,465,600)	(21,517,123,914)	(124,150,797)	(87,599,100)
Net increase (decrease) in net assets resulting from share transactions	7,041,757,947	526,566,524	(75,785,559)	(85,142,455)
Total increase (decrease) in net assets	14,332,345,833	3,762,397,575	21,185,230	(19,669,650)
Net Assets, beginning of year	9,393,998,477	5,631,600,902	242,594,069	262,263,719
Net Assets, end of year	$23,726,344,310	$9,393,998,477	$263,779,299	$242,594,069
*Shares of Common Stock Issued (no par value)
Shares sold	186,250,000	179,150,000	750,000	50,000
Shares redeemed	(154,350,000)	(175,200,000)	(2,000,000)	(1,800,000)
Net increase (decrease)	31,900,000	3,950,000	(1,250,000)	(1,750,000)

(a)	Share activity has been adjusted to reflect the 2 for 1 share split which took place on May 5, 2023.

See Notes to Financial Statements

30

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Biotech ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$155.70	$140.61	$201.99	$162.01	$118.04
Net investment income (a)	0.92	0.70	0.69	0.42	0.59
Net realized and unrealized gain (loss) on investments	21.58	15.14	(61.67)	40.17	43.85
Total from investment operations	22.50	15.84	(60.98)	40.59	44.44
Distributions from:
Net investment income	(0.71)	(0.75)	(0.40)	(0.61)	(0.47)
Net asset value, end of year	$177.49	$155.70	$140.61	$201.99	$162.01
Total return (b)	14.50%	11.24%	(30.24)%	25.13%	37.71%

Ratios to average net assets
Gross expenses (c)	0.35%	0.35%	0.35%	0.38%	0.39%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.56%	0.44%	0.42%	0.23%	0.40%
Supplemental data
Net assets, end of year (in millions)	$452	$451	$414	$590	$485
Portfolio turnover rate (d)	19%	18%	24%	41%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

31

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF
	Year Ended September 30,			Period Ended September 30,
	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$5.46	$4.95	$22.81	$35.25
Net investment income (b)	0.09	0.15	0.26	—	(c)
Net realized and unrealized gain (loss) on investments	6.27	0.36	(16.24)	(12.44)
Total from investment operations	6.36	0.51	(15.98)	(12.44)
Distributions from:
Net investment income	—	—	(1.88)	—
Net asset value, end of period	$11.82	$5.46	$4.95	$22.81
Total return (d)	116.65%	10.29%	(76.33)%	(35.30)%

Ratios to average net assets
Expenses	0.51%	0.51%	0.50%	0.58	%(e)
Expenses excluding interest and taxes	0.50%	0.50%	0.50%	N/A
Net investment income	0.91%	2.81%	2.28%	0.02	%(e)
Supplemental data
Net assets, end of period (in millions)	$135	$43	$30	$46
Portfolio turnover rate (f)	80%	57%	74%	49%

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

32

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF(a)
	Year Ended September 30,				Period Ended September 30,		Year Ended November
	2024	2023	2022	2021	2020 (b)(c)		30, 2019

Net asset value, beginning of period	$64.87	$56.84	$54.25	$34.29	$51.20		$58.32
Net investment income (loss) (d)	1.97	1.51	1.17	1.15	0.76		(0.39)
Net realized and unrealized gain (loss) on investments	20.94	9.04	3.67	21.90	(15.58)		(1.42)
Total from investment operations	22.91	10.55	4.84	23.05	(14.82)		(1.81)
Distributions from:
Net investment income	(0.55)	(1.34)	(1.02)	(1.37)	—		(1.77)
Return of capital	(2.30)	(1.18)	(1.23)	(1.72)	(2.09)		(3.54)
Total distributions	(2.85)	(2.52)	(2.25)	(3.09)	(2.09)		(5.31)
Net asset value, end of period	$84.93	$64.87	$56.84	$54.25	$34.29		$51.20
Total return (e)	36.09%	18.70%	8.79%	68.88%	(29.74)%		(3.66)%

Ratios to average net assets
Expenses	0.47%	0.46%	0.48%	0.46%	0.45	%(f)(g)	1.41	%(h)
Expenses excluding interest and taxes	0.45%	0.45%	0.45%	0.45%	0.45	%(f)(g)	1.41	%(h)
Net investment income (loss)	2.65%	2.41%	1.95%	2.43%	2.17	%(f)(i)	(0.68	)%(h)
Supplemental data
Net assets, end of period (in millions)	$56	$37	$31	$24	$20		$52
Portfolio turnover rate (j)	28%	23%	21%	24%	24%		106%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	The Fund changed its fiscal year-end from November 30 to September 30.
(c)	Effective December 2, 2019, the unitary management fee rate changed from 0.82% to 0.45%
(d)	Calculated based upon average shares outstanding
(e)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(f)	Annualized
(g)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been higher.
(h)	Includes income tax expense of 0.59% related to the Fund’s tax status as a C-Corporation prior to its reorganization as a regulated investment company.
(i)	Includes income tax expense of 1.56% and Adviser reimbursement of (1.56%). If the Adviser had not reimbursed the Fund, the ratio would have been lower.
(j)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

33

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Environmental Services ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$143.41	$130.61	$143.18	$99.41	$104.25
Net investment income (a)	0.83	1.24	0.56	0.36	0.46
Net realized and unrealized gain (loss) on investments	37.73	12.12	(12.76)	43.80	(4.83)
Total from investment operations	38.56	13.36	(12.20)	44.16	(4.37)
Distributions from:
Net investment income	(1.45)	(0.56)	(0.37)	(0.39)	(0.47)
Net asset value, end of year	$180.52	$143.41	$130.61	$143.18	$99.41
Total return (b)	27.08%	10.25%	(8.56)%	44.50%	(4.23)%

Ratios to average net assets
Gross expenses	0.62%	0.64%	0.62%	0.71%	0.85%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.52%	0.85%	0.39%	0.27%	0.47%
Supplemental data
Net assets, end of year (in millions)	$79	$77	$68	$67	$31
Portfolio turnover rate (c)	23%	22%	35%	21%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fabless Semiconductor ETF

	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$25.26
Net investment income (b)	0.02
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.41
Net asset value, end of period	$25.67
Total return (c)	1.60%

Ratios to average net assets
Expenses	0.35	%(d)
Net investment income	0.68	%(d)
Supplemental data
Net assets, end of period (in millions)	$6
Portfolio turnover rate (e)	7%

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Gaming ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$39.94	$32.74	$48.32	$39.14	$36.61
Net investment income (a)	0.59	0.42	0.25	0.16	0.51
Net realized and unrealized gain (loss) on investments	5.11	6.95	(15.48)	9.24	3.25
Total from investment operations	5.70	7.37	(15.23)	9.40	3.76
Distributions from:
Net investment income	(0.71)	(0.17)	(0.35)	(0.22)	(1.23)
Net asset value, end of year	$44.93	$39.94	$32.74	$48.32	$39.14
Total return (b)	14.38%	22.55%	(31.72)%	24.06%	10.03%

Ratios to average net assets
Gross expenses	0.78%	0.74%	0.65%	0.62%	0.92%
Net expenses	0.67%	0.72%	0.65%	0.62%	0.65%
Net expenses excluding interest and taxes	0.65%	0.65%	0.63%	0.62%	0.65%
Net investment income	1.43%	0.99%	0.63%	0.32%	1.41%
Supplemental data
Net assets, end of year (in millions)	$38	$50	$61	$118	$55
Portfolio turnover rate (c)	22%	15%	16%	20%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Infrastructure ETF

	Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$24.01	$25.50
Net investment income (b)	0.20	0.24
Net realized and unrealized gain (loss) on investments	1.34	(1.67)
Total from investment operations	1.54	(1.43)
Distributions from:
Net investment income	(0.21)	(0.06)
Net asset value, end of period	$25.34	$24.01
Total return (c)	6.42%	(5.62)%

Ratios to average net assets
Expenses	0.47%	0.46	%(d)
Expenses excluding interest and taxes	0.45%	0.45	%(d)
Net investment income	0.84%	0.99	%(d)
Supplemental data
Net assets, end of period (in millions)	$2	$2
Portfolio turnover rate (e)	5%	12%

(a)	For the period October 19, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Pharmaceutical ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$79.81	$67.25	$72.68	$62.08	$56.93
Net investment income (a)	1.73	1.47	1.32	1.29	1.06
Net realized and unrealized gain (loss) on investments	15.12	12.65	(5.44)	10.46	5.14
Total from investment operations	16.85	14.12	(4.12)	11.75	6.20
Distributions from:
Net investment income	(1.54)	(1.56)	(1.31)	(1.15)	(1.05)
Net asset value, end of year	$95.12	$79.81	$67.25	$72.68	$62.08
Total return (b)	21.33%	21.14%	(5.91)%	19.10%	11.02%

Ratios to average net assets
Gross expenses (c)	0.36%	0.36%	0.36%	0.40%	0.42%
Net expenses (c)	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses excluding interest and taxes (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.96%	1.91%	1.74%	1.85%	1.74%
Supplemental data
Net assets, end of year (in millions)	$727	$430	$524	$319	$235
Portfolio turnover rate (d)	12%	22%	23%	20%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Retail ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$167.73	$154.84	$174.75	$148.87	$114.49
Net investment income (a)	2.15	1.56	1.52	1.54	1.22
Net realized and unrealized gain (loss) on investments	50.41	13.17	(19.92)	25.34	34.25
Total from investment operations	52.56	14.73	(18.40)	26.88	35.47
Distributions from:
Net investment income	(2.01)	(1.84)	(1.51)	(1.00)	(1.09)
Net asset value, end of year	$218.28	$167.73	$154.84	$174.75	$148.87
Total return (b)	31.53%	9.58%	(10.69)%	18.13%	31.22%

Ratios to average net assets
Gross expenses (c)	0.35%	0.35%	0.35%	0.42%	0.47%
Net expenses (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.09%	0.94%	0.86%	0.92%	0.96%
Supplemental data
Net assets, end of year (in millions)	$223	$155	$150	$240	$182
Portfolio turnover rate (d)	7%	20%	14%	12%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Robotics ETF

	Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$35.14	$34.39
Net investment income (b)	0.29	0.08
Net realized and unrealized gain on investments	10.19	0.67
Total from investment operations	10.48	0.75
Distributions from:
Net investment income	(0.15)	—
Net realized capital gains	(0.67)	—
Total distributions	(0.82)	—
Net asset value, end of period	$44.80	$35.14
Total return (c)	30.15%	2.18%

Ratios to average net assets
Expenses	0.47%	0.47	%(d)
Net investment income	0.69%	0.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$16	$3
Portfolio turnover rate (e)	26%	13%

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Semiconductor ETF(a)
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$144.99	$92.56	$128.13	$87.22	$59.57
Net investment income (b)	1.19	1.11	1.07	0.86	0.94
Net realized and unrealized gain (loss) on investments	100.24	52.52	(35.85)	40.80	27.77
Total from investment operations	101.43	53.63	(34.78)	41.66	28.71
Distributions from:
Net investment income	(1.04)	(1.20)	(0.79)	(0.75)	(1.06)
Net asset value, end of year	$245.38	$144.99	$92.56	$128.13	$87.22
Total return (c)	70.26%	58.49%	(27.40)%	47.94%	48.60%

Ratios to average net assets
Gross expenses (d)	0.35%	0.35%	0.35%	0.36%	0.37%
Net expenses (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.56%	0.88%	0.85%	0.72%	1.31%
Supplemental data
Net assets, end of year (in millions)	$23,726	$9,394	$5,632	$5,938	$2,646
Portfolio turnover rate (e)	15%	18%	22%	20%	14%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Video Gaming and eSports ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$51.62	$40.66	$65.05	$61.36	$33.74
Net investment income (a)	0.18	0.44	0.31	0.04	0.03
Net realized and unrealized gain (loss) on investments	25.20	10.91	(22.47)	3.73	27.67
Total from investment operations	25.38	11.35	(22.16)	3.77	27.70
Distributions from:
Net investment income	(0.54)	(0.39)	(0.05)	(0.08)	(0.08)
Net realized capital gains	—	—	(2.18)	—	—
Total distributions	(0.54)	(0.39)	(2.23)	(0.08)	(0.08)
Net asset value, end of year	$76.46	$51.62	$40.66	$65.05	$61.36
Total return (b)	49.58%	28.11%	(35.42)%	6.15%	82.25%

Ratios to average net assets
Gross expenses	0.57%	0.59%	0.56%	0.55%	0.58%
Net expenses	0.56%	0.56%	0.56%	0.55%	0.55%
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	N/A	N/A
Net investment income	0.30%	0.89%	0.52%	0.06%	0.06%
Supplemental data
Net assets, end of year (in millions)	$264	$243	$262	$631	$522
Portfolio turnover rate (c)	36%	30%	35%	33%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Biotech ETF	Non-Diversified
Digital Transformation ETF	Non-Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Fabless Semiconductor ETF	Non-Diversified
Gaming ETF	Non-Diversified
Green Infrastructure ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Retail ETF	Non-Diversified
Robotics ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Transformation ETF	MVIS Global Digital Assets Equity Index
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	NYSE Arca Environmental Services Index
Fabless Semiconductor ETF	MarketVectorTM US Listed Fabless Semiconductor Index
Gaming ETF	MVIS® Global Gaming Index
Green Infrastructure ETF	Indxx US Green Infrastructure-MCAP Weighted Index
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Robotics ETF	BlueStar Robotics Index
Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming & eSports Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Effective December 2, 2019, the Energy Income ETF federal tax status changed from a taxable C-Corporation into a regulated investment company (“RIC”). In September 2020, the Board of Trustees (“Trustees”) approved changing the Energy Income ETF’s fiscal year-end from November 30 to September 30.

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that
44

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Energy Income ETF and Pharmaceutical ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Master Limited Partnerships— The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at September 30, 2024, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).
45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2025, to waive fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the year ended September 30, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Gaming ETF	0.50	0.65
Video Gaming and eSports ETF	0.50	0.55

Refer to the Statements of Operations for amounts assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until February 1, 2025.

The unitary management fee rates for the year ended September 30, 2024, are as follows:

Fund	Management Fee Rate
Biotech ETF	0.35%
Digital Transformation ETF	0.50
Energy Income ETF	0.45
Fabless Semiconductor ETF	0.35
Green Infrastructure ETF	0.45
Pharmaceutical ETF	0.35
Retail ETF	0.35
Robotics ETF	0.47
Semiconductor ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

46

At September 30, 2024, the Adviser owned approximately 3% of Digital Transformation ETF.

Note 4—Capital Share Transactions— As of September 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments— For the year ended September 30, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Biotech ETF	$116,722,040	$83,433,621	$111,265,811	$202,585,140
Digital Transformation ETF	74,925,695	74,235,558	64,214,327	32,911,164
Energy Income ETF	17,067,537	12,469,005	24,566,806	20,604,165
Environmental Services ETF	22,589,314	17,316,551	29,955,697	50,913,164
Fabless Semiconductor ETF	259,872	494,334	6,543,111	391,769
Gaming ETF	9,208,450	10,240,247	—	15,373,651
Green Infrastructure ETF	84,175	518,149	1,206,773	785,406
Pharmaceutical ETF	66,170,221	62,423,704	691,303,261	482,287,019
Retail ETF	16,743,697	13,170,088	59,781,589	42,908,135
Robotics ETF	2,231,707	2,213,682	11,444,002	—
Semiconductor ETF	3,015,259,426	2,596,978,940	38,981,197,036	32,347,679,749
Video Gaming and eSports ETF	96,147,700	89,438,554	44,909,793	129,319,639
47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes— As of September 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$433,272,965	$56,946,397	$(38,556,659)	$18,389,738
Digital Transformation ETF	128,192,801	31,879,364	(9,550,137)	22,329,227
Energy Income ETF	47,606,796	9,486,958	(630,090)	8,856,868
Environmental Services ETF	71,826,741	12,479,437	(3,008,981)	9,470,456
Fabless Semiconductor ETF	5,942,577	488,268	(18,508)	469,760
Gaming ETF	46,438,438	2,549,017	(10,759,132)	(8,210,115)
Green Infrastructure ETF	1,942,695	247,497	(259,644)	(12,147)
Pharmaceutical ETF	752,451,514	45,092,113	(35,410,016)	9,682,097
Retail ETF	200,045,129	40,563,035	(17,471,659)	23,091,376
Robotics ETF	14,498,449	1,827,751	(646,990)	1,180,761
Semiconductor ETF	24,094,316,283	1,311,410,887	(1,672,047,163)	(360,636,276)
Video Gaming and eSports ETF	251,605,427	50,752,402	(38,042,993)	12,709,409

At September 30, 2024, the components of distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Biotech ETF	$2,856,975	$(238,874,863)	$(64,926)	$18,389,738	$(217,693,076)
Digital Transformation ETF	4,218,370	(64,252,254)	–	22,329,250	(37,704,634)
Energy Income ETF	–	–	(465,058)	8,856,788	8,391,730
Environmental Services ETF	197,985	(26,581,853)	(4,969)	9,470,456	(16,918,381)
Fabless Semiconductor ETF	2,261	(24,179)	–	469,760	447,842
Gaming ETF	762,810	(26,900,175)	(11,638)	(8,209,784)	(34,358,787)
Green Infrastructure ETF	9,527	(261,724)	(1,799)	(12,147)	(266,143)
Pharmaceutical ETF	3,172,400	(165,321,334)	(36,037)	9,682,096	(152,502,875)
Retail ETF	1,159,257	(31,829,908)	(10,259)	23,091,376	(7,589,534)
Robotics ETF	329,465	3,361	–	1,181,703	1,514,529
Semiconductor ETF	74,502,830	(1,204,034,337)	(97,454)	(360,636,276)	(1,490,265,237)
Video Gaming and eSports ETF	1,222,631	(63,906,775)	(15,169)	12,700,452	(49,998,861)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended September 30, 2024, Digital Transformation ETF and Energy Income ETF utilized $5,660,523 and $1,440,420, respectively of their accumulated capital losses available from prior years. Additionally, $172,180 of Energy Income ETF’s accumulated capital losses from prior years expired un-utilized.

48

The tax character of dividends paid to shareholders was as follows:

	September 30, 2024		September 30, 2023
Fund	Ordinary Income*	Return of Capital	Ordinary Income*	Return of Capital
Biotech ETF	$2,099,973	$–	$2,299,941	$–
Energy Income ETF	327,149	1,435,928	674,492	596,281
Environmental Services ETF	725,000	–	284,988	–
Gaming ETF	799,988	–	424,958	–
Green Infrastructure ETF	15,998	–	3,000	–
Pharmaceutical ETF	9,117,032	–	8,998,067	–
Retail ETF	1,849,973	–	1,700,040	–
Robotics ETF	61,373	–	–	–
Semiconductor ETF	68,496,917	–	70,999,820	–
Video Gaming and eSports ETF	2,439,900	–	2,252,275	–

*	Includes short-term capital gains (if any).

During the year ended September 30, 2024, as a result of permanent book to tax differences primarily due to the tax treatment of in-kind redemptions, and taxable overdistributions the Funds incurred differences that affected distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Biotech ETF	$(49,236,263)	$49,236,263
Digital Transformation ETF	(18,535,031)	18,535,031
Energy Income ETF	(5,281,169)	5,281,169
Environmental Services ETF	(12,123,030)	12,123,030
Fabless Semiconductor ETF	(49,876)	49,876
Gaming ETF	1,711,357	(1,711,357)
Green Infrastructure ETF	(213,599)	213,599
Pharmaceutical ETF	(59,118,660)	59,118,660
Retail ETF	(15,094,106)	15,094,106
Semiconductor ETF	(6,763,616,348)	6,763,616,348
Video Gaming and eSports ETF	(55,385,405)	55,385,405

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

The Green Infrastructure ETF may invest in securities of oil and gas companies whose profitability is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. In addition, the Fund invests in green infrastructure companies and performance will be impacted on the overall condition of these companies. Green infrastructure related companies are subject to a variety of factors that may adversely affect their business such as higher interest costs, cost of compliance with changes in environmental and other regulations and uncertainty concerning the availability of energy. Additionally, the Fund’s investments may be dependent on supportive government policies, including tax incentives and subsidies, and the support for such policies may fluctuate over time. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies.

The Robotics ETF invests primarily in the securities of robotics companies and is particularly sensitive to the risks to such companies. Robotics companies and information technology companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

50

Note 8—Trustee Deferred Compensation Plan— The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

A unitary management fee was adopted on October 1, 2021, for Biotech ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through September 30, 2021. Digital Transformation ETF, Energy Income ETF, Fabless Semiconductor ETF, Green Infrastructure ETF and Robotics ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Environmental Services ETF, Gaming ETF, and Video Gaming and eSports ETF, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at September 30, 2024 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of September 30, 2024.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Biotech ETF	$23,574,085	$–	$23,632,777	$23,632,777
Digital Transformation ETF	36,730,000	15,879,709	24,179,329	40,059,038
Environmental Services ETF	4,526,590	1,894,108	2,783,842	4,677,950
Gaming ETF	1,056,430	–	1,046,286	1,046,286
Green Infrastructure ETF	132,973	33,105	108,128	141,233
Pharmaceutical ETF	99,136,053	37,156,818	65,621,029	102,777,847
Retail ETF	779,117	–	803,577	803,577
Robotics ETF	54,956	34,314	74,724	109,038
Semiconductor ETF	51,001,815	24,835,082	28,559,417	53,394,499
Video Gaming and eSports ETF	16,994,429	678,608	16,784,708	17,463,316
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The following table presents money market fund investments held as collateral by type of security on loan as of September 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Digital Transformation ETF	15,879,709
Environmental Services ETF	1,894,108
Green Infrastructure ETF	33,105
Pharmaceutical ETF	37,156,818
Robotics ETF	34,314
Semiconductor ETF	24,835,082
Video Gaming and eSports ETF	678,608

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit— The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Biotech ETF	54	$216,129	6.68%
Digital Transformation ETF	220	155,213	6.68
Energy Income ETF	176	233,354	6.66
Environmental Services ETF	16	689,834	6.68
Gaming ETF	46	720,272	6.64
Pharmaceutical ETF	307	1,109,511	6.68
Retail ETF	149	235,460	6.65
Semiconductor ETF	134	4,944,680	6.67
Video Gaming and eSports ETF	241	402,121	6.67

Outstanding loan balances as of September 30, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Energy Income ETF executed a 1-for-3 reverse share split for shareholders of record before the open of markets on April 15, 2020. The Semiconductor ETF executed a 2-for-1 share split for shareholders of record before the open of markets on May 5, 2023. The impacts of the share splits have been retroactively applied to each of the prior years presented in the financials highlights.

52

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below, (twelve of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Biotech ETF (1)	VanEck Retail ETF (1)
VanEck Digital Transformation ETF (1)	VanEck Semiconductor ETF (1)
VanEck Energy Income ETF (1)	VanEck Video Gaming and eSports ETF (1)
VanEck Environmental Services ETF (1)	VanEck Green Infrastructure ETF (4)
VanEck Fabless Semiconductor ETF (2)	VanEck Robotics ETF (3)
VanEck Gaming ETF (1)	VanEck Pharmaceutical ETF (1)

(1) Statement of operations for the year ended September 30, 2024, statement of changes in net assets for the years ended September 30, 2024 and 2023, and financial highlights for the years ended September 30, 2024, 2023 and 2022.

(2) Statement of operations, statement of changes in net assets, and financial highlights for the period August 28, 2024 (commencement of operations) through September 30, 2024.

(3) Statement of operations for the year ended September 30, 2024 and statement of changes in net assets and financial highlights for the year ended September 30, 2024 and the period April 6, 2023 (commencement of operations) through September 30, 2023.

(4) Statement of operations for the year ended September 30, 2024 and statement of changes in net assets and financial highlights for the year ended September 30, 2024 and the period October 19, 2022 (commencement of operations) through September 30, 2023.

The financial statements of the Funds (other than VanEck Fabless Semiconductor ETF, VanEck Green Infrastructure ETF and VanEck Robotics ETF) as of and for the year or period ended September 30, 2021 and the financial highlights for each of the periods ended on or prior to September 30, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated November 19, 2021, except for the 2-for-1 share split described in Note 11, as to which the date is November 22, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

53

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
November 20, 2024

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

54

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2024 income tax purposes will be sent to them in early 2025. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2024:

Fund	Ordinary Income Amount Paid Per Share	Qualified Dividend Income for Individuals *	Dividends Qualifying for the Dividend Received Deduction for Corporations *	Foreign Source Income *	Foreign Taxes Paid Per Share **
Biotech ETF	$0.7127	100.00%	100.00%	-%	$-
Energy Income ETF	0.5451	100.00	66.30	-	-
Environmental Services ETF	1.4500	92.83	82.06	-	-
Gaming ETF	0.7111	63.44	7.32	58.35	0.0242
Green Infrastructure ETF	0.2133	84.44	79.77	-	-
Pharmaceutical ETF	1.5358	100.00	66.16	-	-
Retail ETF	2.0075	100.00	100.00	-	-
Robotics ETF	0.8183	23.37	13.18	-	-
Semiconductor ETF	1.0427	100.00	96.56	-	-
Video Gaming and eSports ETF	0.5422	73.84	12.25	83.38	0.0404

Fund	Return of Capital Per Share ***	Qualified Short-Term Capital Gains Per Share ****	Qualified Business Income *****
Gaming ETF	$-	$-	23.82%
Energy Income ETF	2.3017	-	-
Robotics ETF	-	0.6716	-

* Expressed as a percentage of the cash distribution grossed up for foreign taxes.

** The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

*** A return of capital is not considered taxable income to shareholders. Pursuant to IRC Section 301(c), the portion of a distribution which is a dividend (as defined under IRC Section 316) is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 – Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

**** These amounts represent Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

***** Qualifed Business Income (QBI) under Section 199A represents the percentage of ordinary income distributions that is eligible for the Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers. Tax regulations enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders.

Please retain this information for your records.

55

Changes In and Disagreements with Accountants	For the period covered by this report
There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report
Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report
Refer to the financial statements included herein.
56

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Biotech ETF, Digital Transformation ETF, Durable High Dividend ETF, Energy Income ETF, Environmental Services ETF, Gaming ETF, Green Infrastructure ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF, Pharmaceutical ETF, Retail ETF, Robotics ETF, Semiconductor ETF, Social Sentiment ETF and Video Gaming and eSports ETF and (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck Commodity Strategy ETF and Inflation Allocation ETF. The VEAC Investment Management Agreements and the VEARA Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF, which had only recently commenced operations) (each, a “Covered Fund” and together, the “Covered Funds”) and the Covered Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and their respective affiliates as a result of the Advisers’ relationships with the Funds. In reviewing performance information for the Covered Funds against their peer groups, the Trustees considered that each Covered Fund, except the VanEck Commodity Strategy ETF and Inflation Allocation ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Covered Fund’s performance will differ from its peers. The Trustees also considered the fact that each of the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Covered Fund which was not provided by Broadridge and which did not compare each Covered Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Covered Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Advisers at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers provide under, the Investment Management Agreements, including, where applicable, (i) with respect to the VanEck Environmental Services ETF, Gaming ETF, Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value

57

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

ETF and Video Gaming and eSports ETF (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck Inflation Allocation ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (ii) with respect to all the other Funds (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck Commodity Strategy ETF, but excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses for all other Unitary Funds).

The Trustees concluded that the Advisers and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Covered Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Covered Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Covered Fund except for VanEck Commodity Strategy ETF and Inflation Allocation ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from VEARA regarding the performance of the VanEck Commodity Strategy ETF and Inflation Allocation ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck Commodity Strategy ETF had outperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on December 20, 2022 through December 31, 2023. The Trustees also noted that the VanEck Inflation Allocation ETF had outperformed its benchmark during the one-year period ended December 31, 2023 but had underperformed its benchmark for the three-year period ended December 31, 2023 and the period since its inception on April 9, 2018 through December 31, 2023. The Trustees further considered the Adviser’s observation that the Fund continued to deliver positive performance on an absolute basis over these periods and provided diversified and dynamic exposure to the principal inflation-protection assets during the one-year period ended December 31, 2023.

The Trustees also considered information relating to the financial condition of the Advisers and the current status, as they understood it, of the Advisers’ compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Covered Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Covered Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Commodity Strategy ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its respective peer group of funds, the VanEck Energy Income ETF had management fees below the average and equal to the median of its peer group of funds, and the VanEck Green Infrastructure ETF had management fees above the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that each Covered Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Gaming ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF and Social Sentiment ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Energy Income ETF, Environmental Services ETF and Green Infrastructure ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, and the VanEck Long/Flat Trend ETF had a total expense ratio (after the effect of the expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Covered Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information

58

provided by the Advisers providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Covered Funds were reasonable in light of the performance of the Covered Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Advisers from serving as advisers to the Funds.

The Trustees also considered information provided by the Advisers about their overall profitability and profitability or loss in respect of each Covered Fund. The Trustees reviewed each Covered Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Covered Fund increase. The Trustees considered the potential variability in the net assets of the Covered Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Covered Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Covered Fund is reasonable and appropriate in relation to the current asset size of each Covered Fund and the other factors discussed above and that the advisory fee rate for each Covered Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Covered Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Covered Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF to VEAC because the Funds had only recently commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

VanEck Fabless Semiconductor ETF

At a meeting held on June 7, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Fabless Semiconductor ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor.

59

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

60

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION September 30, 2024

Commodity Strategy ETF	PIT
Durable High Dividend ETF	DURA
Inflation Allocation ETF	RAAX
Long/Flat Trend ETF	LFEQ
Morningstar ESG Moat ETF	MOTE
Morningstar Global Wide Moat ETF	MOTG
Morningstar International Moat ETF	MOTI
Morningstar SMID Moat ETF	SMOT
Morningstar Wide Moat ETF	MOAT®
Morningstar Wide Moat Growth ETF	MGRO
Morningstar Wide Moat Value ETF	MVAL
Social Sentiment ETF	BUZZ

800.826.2333	vaneck.com

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

	Par (000’s	)	Value
Short-Term Investments: 94.2%
United States Treasury Obligations: 94.2%
United States Treasury Bills
5.13%, 11/05/24 (a)	$7,220		$7,187,505
5.21%, 12/05/24	4,111		4,077,510

	Par (000’s	)	Value
United States Treasury Obligations (continued)
5.27%, 10/03/24 (a)	$11,381		$11,378,035
			22,643,050
Total Short-Term Investments: 94.2% (Cost: $22,636,535)			22,643,050
Other assets less liabilities: 5.8%			1,381,025
NET ASSETS: 100.0%			$24,024,075

Footnotes:

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $3,530,423.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	35	10/31/24	$2,509,500	$(179,051)
Cattle Feeder	Long	4	11/21/24	489,800	33,376
Cocoa	Long	1	03/14/25	63,650	(1,326)
Cocoa	Long	3	12/13/24	231,660	35,792
Coffee C	Long	5	12/18/24	506,719	70,863
Copper	Long	18	12/27/24	2,048,850	235,249
FCOJ-A	Long	6	11/08/24	414,945	15,106
Gasoline RBOB	Long	27	10/31/24	2,194,403	45,657
Gold 100 OZ	Long	19	12/27/24	5,052,860	254,493
Live Cattle	Long	8	06/30/25	576,800	(8,079)
LME Copper	Long	3	10/14/24	728,705	25,408
LME Lead	Long	6	10/14/24	309,342	(7,727)
LME Primary Aluminium	Long	6	11/18/24	390,242	14,867
LME Tin	Long	2	10/14/24	335,010	5,145
LME Zinc	Long	7	10/14/24	536,774	27,760
Low Sulphur Gasoil	Long	8	12/12/24	525,200	(54,039)
Natural Gas	Long	15	10/29/24	438,450	41,016
NY Harbor ULSD	Long	4	05/30/25	363,552	(44,735)
NY Harbor ULSD	Long	13	10/31/24	1,176,302	856
Platinum	Long	5	01/29/25	247,775	9,622
Silver	Long	6	12/27/24	943,740	59,456
Soybean	Long	9	11/14/24	475,650	13,332
Soybean Oil	Long	15	12/13/24	389,790	33,118
White Sugar	Long	16	11/15/24	462,000	41,009
WTI Crude Oil	Long	33	11/20/24	2,236,410	(138,633)
Net unrealized appreciation on futures contracts					$528,535

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$22,643,050	$—	$22,643,050

Other Financial Instruments:
Assets
Futures Contracts	$528,535	$—	$—	$528,535

See Notes to Financial Statements

3

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.5%
Automobiles & Components: 0.1%
Thor Industries, Inc. †	309	$33,956
Banks: 1.1%
M&T Bank Corp.	1,627	289,801
Regions Financial Corp.	12,412	289,572
		579,373
Capital Goods: 5.9%
Emerson Electric Co.	3,707	405,434
General Dynamics Corp.	1,399	422,778
Honeywell International, Inc.	4,280	884,719
Huntington Ingalls Industries, Inc.	248	65,566
L3Harris Technologies, Inc.	1,185	281,876
RTX Corp.	8,426	1,020,894
		3,081,267
Commercial & Professional Services: 2.0%
Automatic Data Processing, Inc.	2,489	688,781
Paychex, Inc.	2,822	378,684
		1,067,465
Consumer Discretionary Distribution & Retail: 0.3%
eBay, Inc.	2,736	178,141
Consumer Services: 3.4%
McDonald’s Corp.	5,033	1,532,599
Yum! Brands, Inc.	1,697	237,088
		1,769,687
Energy: 18.3%
APA Corp.	4,846	118,533
Baker Hughes Co.	7,865	284,320
Chevron Corp.	17,717	2,609,183
ConocoPhillips	10,283	1,082,594
EOG Resources, Inc.	5,363	659,274
EQT Corp.	3,352	122,817
Exxon Mobil Corp.	23,152	2,713,877
HF Sinclair Corp.	2,263	100,862
Kinder Morgan, Inc.	33,377	737,298
ONEOK, Inc.	7,849	715,279
Valero Energy Corp.	3,149	425,210
		9,569,247
Financial Services: 6.6%
BlackRock, Inc.	1,060	1,006,481
Blackstone, Inc.	5,293	810,517
CME Group, Inc.	4,414	973,949
Federated Hermes, Inc.	899	33,056
Invesco Ltd.	5,175	90,873
Janus Henderson Group Plc	1,778	67,688
T Rowe Price Group, Inc.	3,252	354,240
Western Union Co.	8,350	99,616
		3,436,420
Food, Beverage & Tobacco: 13.0%
Altria Group, Inc.	39,005	1,990,815
Archer-Daniels-Midland Co.	4,885	291,830
Brown-Forman Corp.	1,736	85,411
Conagra Brands, Inc.	6,584	214,112
General Mills, Inc.	5,607	414,077
Hershey Co.	1,222	234,355
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
J M Smucker Co.	1,190	$144,109
Kraft Heinz Co.	12,449	437,084
Mondelez International, Inc.	9,521	701,412
PepsiCo, Inc.	12,495	2,124,775
Tyson Foods, Inc.	2,754	164,028
		6,802,008
Health Care Equipment & Services: 2.4%
DENTSPLY SIRONA, Inc.	1,556	42,105
Medtronic Plc	12,204	1,098,726
Quest Diagnostics, Inc.	654	101,534
		1,242,365
Household & Personal Products: 1.3%
Clorox Co.	1,128	183,763
Kimberly-Clark Corp.	3,508	499,118
		682,881
Insurance: 1.2%
Prudential Financial, Inc.	5,020	607,922
Materials: 3.5%
Air Products and Chemicals, Inc.	1,744	519,259
Celanese Corp.	782	106,321
Dow, Inc.	12,002	655,669
DuPont de Nemours, Inc.	2,431	216,626
Eastman Chemical Co.	1,195	133,780
PPG Industries, Inc.	1,534	203,194
		1,834,849
Media & Entertainment: 3.0%
Comcast Corp.	37,131	1,550,962
Pharmaceuticals, Biotechnology & Life Sciences: 21.4%
AbbVie, Inc.	12,551	2,478,571
Amgen, Inc.	4,466	1,438,990
Johnson & Johnson	14,905	2,415,504
Merck & Co., Inc.	20,853	2,368,067
Pfizer, Inc.	81,608	2,361,736
Royalty Pharma Plc	3,717	105,154
		11,168,022
Semiconductors & Semiconductor Equipment: 2.5%
Qualcomm, Inc.	6,738	1,145,797
Skyworks Solutions, Inc.	1,333	131,660
		1,277,457
Transportation: 3.0%
United Parcel Service, Inc.	11,449	1,560,957
Utilities: 10.5%
Alliant Energy Corp.	2,537	153,971
Ameren Corp.	2,561	223,985
Avangrid, Inc.	1,086	38,868
DTE Energy Co.	2,062	264,781
Duke Energy Corp.	8,484	978,205
Edison International	4,350	378,842
Entergy Corp.	2,421	318,628
Essential Utilities, Inc.	2,481	95,692
Evergy, Inc.	3,047	188,944
Eversource Energy	4,446	302,550
Exelon Corp.	11,787	477,963

See Notes to Financial Statements

4

	Number of Shares	Value
Utilities (continued)
FirstEnergy Corp.	5,953	$264,016
New Jersey Resources Corp.	1,111	52,439
NiSource, Inc.	4,314	149,480
OGE Energy Corp.	2,603	106,775
Portland General Electric Co.	1,284	61,504
PPL Corp.	7,123	235,629
Sempra	5,834	487,897
WEC Energy Group, Inc.	3,370	324,127
Xcel Energy, Inc.	5,727	373,973
		5,478,269
Total Common Stocks (Cost: $49,650,801)		51,921,248
Total Investments: 99.5% (Cost: $49,650,801)		51,921,248
Other assets less liabilities: 0.5%		235,847
NET ASSETS: 100.0%		$52,157,095

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $30,549.

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$51,921,248	$—	$—	$51,921,248

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK INFLATION ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.5%(a)
Energy Select Sector SPDR Fund	97,592	$8,568,578
Global X US Infrastructure Development ETF †	94,683	3,897,152
Invesco Water Resources ETF †	11,454	807,965
iShares Gold Trust	6,254	310,824
iShares Residential and Multisector Real Estate ETF	58,924	5,233,630
Materials Select Sector SPDR Fund †	76,772	7,399,285
SPDR Gold MiniShares Trust	5,993	312,415
VanEck Agribusiness ETF † †	10,254	774,279
VanEck Commodity Strategy ETF †	327,888	15,739,444
VanEck Energy Income ETF †	113,243	9,601,795
VanEck Gold Miners ETF †	27,013	1,075,658
VanEck Merk Gold ETF	800,776	20,331,703
	Number of Shares	Value
VanEck Steel ETF †	19,310	$1,359,810
VanEck Uranium and Nuclear ETF † †	19,096	1,595,471
Total Exchange Traded Funds (Cost: $67,352,237)		77,008,009

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $2,460,575)
State Street Navigator Securities Lending Government Money Market Portfolio	2,460,575	2,460,575
Total Investments: 102.7% (Cost: $69,812,812)		79,468,584
Liabilities in excess of other assets: (2.7)%		(2,040,123)
NET ASSETS: 100.0%		$77,428,461

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $8,826,893.
†	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the year ended September 30, 2024 were as follows:

	Value 9/30/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Dividend Income
Nuveen Short-Term REIT ETF	$2,705,569	$708,721	$(3,675,739)	$(247,328)	$508,777	$–	$39,160
VanEck Agribusiness ETF	2,977,929	781,660	(2,776,661)	(785,971)	577,322	774,279	101,782
VanEck Commodity Strategy ETF	21,047,500	7,466,198	(10,394,849)	(360,801)	(2,018,604)	15,739,444	1,436,059
VanEck Energy Income ETF	5,204,557	6,354,325	(3,881,902)	468,848†	1,708,991*	9,601,795	49,232
VanEck Gold Miners ETF	5,158,109	3,699,790	(8,717,211)	(906,147)	1,841,117	1,075,658	40,873
VanEck Oil Services ETF	3,715,736	1,263,540	(4,796,576)	476,110	(658,810)	–	59,425
VanEck Steel ETF	2,818,920	820,904	(2,535,631)	216,431	39,186	1,359,810	106,890
VanEck Uranium and Nuclear ETF	–	1,663,750	(207,156)	3,383	135,494	1,595,471	–
Total	$43,628,320	$22,758,888	$(36,985,725)	$(1,135,475)	$2,133,473	$30,146,457	$1,833,421

†	Includes Return of Capital distribution reclassification of $33,120
*	Includes Return of Capital distribution reclassification of $219,904

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$77,008,009	$—	$—	$77,008,009
Money Market Fund	2,460,575	—	—	2,460,575
Total Investments	$79,468,584	$—	$—	$79,468,584

See Notes to Financial Statements

7

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.8%(a) (Cost: $21,129,378)
Vanguard S&P 500 ETF	50,703	$26,754,452

Total Investments: 99.8% (Cost: $21,129,378)		26,754,452
Other assets less liabilities: 0.2%		55,076
NET ASSETS: 100.0%		$26,809,528

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www. sec.gov.

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$26,754,452	$—	$—	$26,754,452

See Notes to Financial Statements

8

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 1.3%
Harley-Davidson, Inc.	2,191	$84,419
Banks: 1.3%
US Bancorp	1,873	85,652
Capital Goods: 10.4%
Allegion plc	1,264	184,216
Emerson Electric Co.	1,472	160,993
Masco Corp.	2,143	179,883
Otis Worldwide Corp.	793	82,424
Rockwell Automation, Inc.	238	63,893
		671,409
Commercial & Professional Services: 5.7%
Equifax, Inc.	587	172,496
TransUnion	2,012	210,657
		383,153
Consumer Discretionary Distribution & Retail: 1.4%
Lowe’s Companies, Inc.	327	88,568
Consumer Durables & Apparel: 0.8%
NIKE, Inc.	589	52,068
Consumer Services: 3.4%
Starbucks Corp.	702	68,438
Yum! Brands, Inc.	1,076	150,328
		218,766
Consumer Staples Distribution & Retail: 1.2%
Sysco Corp.	1,035	80,792
Energy: 1.3%
Cheniere Energy, Inc.	464	83,446
Financial Services: 18.3%
American Express Co.	431	116,887
BlackRock, Inc.	96	91,153
CME Group, Inc.	702	154,896
Intercontinental Exchange, Inc.	1,127	181,042
Jack Henry & Associates, Inc.	459	81,032
MarketAxess Holdings, Inc.	254	65,075
Mastercard, Inc.	166	81,971
Northern Trust Corp.	1,722	155,032
State Street Corp.	1,020	90,239
T Rowe Price Group, Inc.	622	67,754
The Bank of New York Mellon Corp.	1,442	103,622
		1,188,703
Food, Beverage & Tobacco: 5.7%
Constellation Brands, Inc.	575	148,172
Mondelez International, Inc.	980	72,197
PepsiCo, Inc.	874	148,624
		368,993
Health Care Equipment & Services: 4.6%
Medtronic Plc	844	75,985
Veeva Systems, Inc. *	738	154,884
Zimmer Biomet Holdings, Inc.	622	67,145
		298,014
Household & Personal Products: 1.2%
Clorox Co.	475	77,382
	Number of Shares	Value
Materials: 3.7%
Air Products and Chemicals,Inc.	260	$77,412
Ecolab, Inc.	340	86,812
International Flavors & Fragrances, Inc.	760	79,747
		243,971
Media & Entertainment: 6.8%
Alphabet, Inc.	917	152,084
Comcast Corp.	3,655	152,669
Walt Disney Co.	1,489	143,227
		447,980
Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
Agilent Technologies, Inc.	553	82,109
Amgen, Inc.	244	78,619
Gilead Sciences, Inc.	848	71,096
Thermo Fisher Scientific, Inc.	262	162,065
Waters Corp. *	244	87,813
		481,702
Real Estate Management & Development: 1.1%
CoStar Group, Inc. *	948	71,517
Semiconductors & Semiconductor Equipment: 5.4%
Analog Devices, Inc.	367	84,472
Applied Materials, Inc.	421	85,063
KLA Corp.	117	90,606
Teradyne, Inc.	699	93,617
		353,758
Software & Services: 16.5%
Adobe, Inc. *	160	82,845
Autodesk, Inc. *	607	167,216
Fortinet, Inc. *	1,272	98,644
Microsoft Corp.	172	74,012
Palo Alto Networks, Inc. *	230	78,614
Roper Technologies, Inc.	120	66,773
Salesforce, Inc.	312	85,398
ServiceNow, Inc. *	102	91,228
Tyler Technologies, Inc. *	321	187,375
VeriSign, Inc. *	302	57,368
Workday, Inc. *	349	85,299
		1,074,772
Technology Hardware & Equipment: 1.2%
Cisco Systems, Inc.	1,440	76,637
Transportation: 1.2%
CSX Corp.	2,246	77,554
Total Common Stocks (Cost: $5,604,691)		6,509,256
Total Investments: 99.9% (Cost: $5,604,691)		6,509,256
Other assets less liabilities: 0.1%		4,670
NET ASSETS: 100.0%		$6,513,926

See Notes to Financial Statements

9

VANECK MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$6,509,256	$—	$—	$6,509,256

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

10

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 6.3%
ASX Ltd.	7,084	$313,525
Brambles Ltd.	27,640	364,056
Endeavour Group Ltd.	47,037	163,225
Westpac Banking Corp.	8,251	180,931
		1,021,737
Belgium: 2.0%
Anheuser-Busch InBev SA	4,771	316,985
Canada: 2.0%
Toronto-Dominion Bank	5,132	324,874
China: 4.4%
Alibaba Group Holding Ltd. (HKD)	15,300	203,484
Inner Mongolia Yili Industrial Group Co. Ltd.	38,400	158,231
Tencent Holdings Ltd. (HKD)	6,300	350,597
		712,312
France: 5.8%
Airbus SE	1,983	290,981
Dassault Aviation SA	754	156,097
Safran SA	721	170,110
Sanofi SA	2,866	330,849
		948,037
Germany: 3.9%
GEA Group AG	3,499	172,061
Rheinmetall AG	538	293,232
Siemens Healthineers AG 144A	2,836	170,776
		636,069
Japan: 7.0%
Daifuku Co. Ltd.	8,600	167,274
FANUC Corp.	5,900	174,115
Kao Corp.	6,600	327,778
Kubota Corp.	10,200	146,338
Murata Manufacturing Co. Ltd.	8,300	165,033
Sony Group Corp.	8,500	165,925
		1,146,463
Netherlands: 5.1%
Adyen NV 144A *	109	171,097
ASML Holding NV	203	169,307
Koninklijke Philips NV *	5,150	169,286
NXP Semiconductors NV (USD)	674	161,767
Universal Music Group NV †	6,059	158,924
		830,381
Poland: 1.8%
Allegro.eu SA 144A *	32,328	293,261
Singapore: 2.0%
Singapore Exchange Ltd.	36,800	326,902
Sweden: 1.9%
Assa Abloy AB	4,733	159,757
Elekta AB †	21,968	156,906
		316,663
Switzerland: 5.0%
Cie Financiere Richemont SA	1,989	316,910
	Number of Shares	Value
Switzerland (continued)
DSM-Firmenich AG (EUR)	1,379	$190,808
Julius Baer Group Ltd.	2,490	150,655
Roche Holding AG	491	157,650
		816,023
Taiwan: 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	331,695
United Kingdom: 9.4%
British American Tobacco plc	8,728	319,253
Experian plc	3,017	159,427
GSK plc	14,361	293,367
Imperial Brands plc	11,078	323,309
London Stock Exchange Group plc	1,205	165,520
Melrose Industries plc	43,443	266,378
		1,527,254
United States: 41.4%
Adobe, Inc. *	312	161,547
Agilent Technologies, Inc.	1,123	166,743
Allegion plc	2,336	340,449
Alphabet, Inc.	1,030	170,825
Altria Group, Inc.	2,929	149,496
Autodesk, Inc. *	647	178,236
Berkshire Hathaway, Inc. *	359	165,233
BlackRock, Inc.	178	169,013
Campbell Soup Co.	3,169	155,027
Charles Schwab Corp.	2,456	159,173
Comcast Corp.	3,879	162,026
Constellation Brands, Inc.	576	148,429
Corteva, Inc.	5,627	330,811
Emerson Electric Co.	2,884	315,423
Equifax, Inc.	594	174,553
Gilead Sciences, Inc.	1,924	161,308
Huntington Ingalls Industries, Inc.	1,208	319,371
Intercontinental Exchange, Inc.	1,079	173,331
International Flavors & Fragrances, Inc.	2,999	314,685
Masco Corp.	4,107	344,742
Microchip Technology, Inc.	2,010	161,383
Northrop Grumman Corp.	342	180,600
Rockwell Automation, Inc.	564	151,411
Starbucks Corp.	1,586	154,619
Teradyne, Inc.	1,184	158,573
The Bank of New York Mellon Corp.	2,453	176,273
TransUnion	3,526	369,172
Tyler Technologies, Inc. *	308	179,786
US Bancorp	3,715	169,887
Veeva Systems, Inc. *	1,456	305,571
Walt Disney Co.	3,203	308,097
Workday, Inc. *	687	167,910
		6,743,703
Total Common Stocks (Cost: $13,843,191)		16,292,359

See Notes to Financial Statements

11

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $152,787)
State Street Navigator Securities Lending Government Money Market Portfolio	152,787	$152,787
Total Investments: 100.9% (Cost: $13,995,978)		16,445,146
Liabilities in excess of other assets: (0.9)%		(141,107)
NET ASSETS: 100.0%		$16,304,039

Definitions:
EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $191,912.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $635,134, or 3.9% of net assets.

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,021,737	$—	$1,021,737
Belgium	—	316,985	—	316,985
Canada	324,874	—	—	324,874
China	—	712,312	—	712,312
France	—	948,037	—	948,037
Germany	—	636,069	—	636,069
Japan	—	1,146,463	—	1,146,463
Netherlands	161,767	668,614	—	830,381
Poland	—	293,261	—	293,261
Singapore	—	326,902	—	326,902
Sweden	—	316,663	—	316,663
Switzerland	—	816,023	—	816,023
Taiwan	—	331,695	—	331,695
United Kingdom	—	1,527,254	—	1,527,254
United States	6,743,703	—	—	6,743,703
Money Market Fund	152,787	—	—	152,787
Total Investments	$7,383,131	$9,062,015	$—	$16,445,146

See Notes to Financial Statements

12

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 3.0%
Aurizon Holdings Ltd.	967,598	$2,362,131
Dexus †	953,217	4,990,837
		7,352,968
Belgium: 1.9%
Anheuser-Busch InBev SA	70,461	4,681,419
Canada: 4.0%
Quebecor, Inc. †	107,457	2,808,621
Rogers Communications, Inc.	58,838	2,368,415
TELUS Corp.	272,606	4,578,578
		9,755,614
China: 27.6%
ANTA Sports Products Ltd. (HKD)	463,400	5,490,138
Beijing Enterprises Holdings Ltd. (HKD)	1,466,000	5,217,607
BOC Hong Kong Holdings Ltd. (HKD)	1,453,500	4,608,823
China Feihe Ltd. (HKD) 144A	4,464,000	3,353,496
China Gas Holdings Ltd. (HKD)	5,390,400	4,982,260
China Merchants Bank Co. Ltd.	513,900	2,722,235
CSPC Pharmaceutical Group Ltd. (HKD)	3,718,000	2,849,632
ENN Energy Holdings Ltd. (HKD)	372,300	2,799,065
ESR Group Ltd. (HKD) 144A	1,652,200	2,628,615
Inner Mongolia Yili Industrial Group Co. Ltd.	1,295,500	5,338,225
JD.com, Inc. (HKD)	322,450	6,472,947
NetEase, Inc. (HKD)	121,500	2,271,440
PDD Holdings, Inc. (ADR) *	37,439	5,047,152
SF Holding Co. Ltd.	423,779	2,689,669
Shenzhou International Group Holdings Ltd. (HKD)	224,300	1,987,340
Tencent Holdings Ltd. (HKD)	93,300	5,192,173
Wuliangye Yibin Co. Ltd.	119,500	2,741,055
		66,391,872
Denmark: 1.5%
GN Store Nord AS *	160,768	3,591,705
France: 2.0%
Amundi SA 144A	32,786	2,457,036
Eurofins Scientific SE	37,550	2,386,915
		4,843,951
Germany: 15.3%
BASF SE	90,788	4,824,562
Bayerische Motoren Werke AG	50,216	4,452,499
Continental AG	71,701	4,658,606
Fresenius Medical Care AG	53,125	2,263,252
Fresenius SE & Co. KGaA *	127,970	4,894,867
Infineon Technologies AG	121,880	4,290,101
Just Eat Takeaway.com NV 144A * †	330,631	4,968,885
Mercedes-Benz Group AG	67,503	4,385,535
	Number of Shares	Value
Germany (continued)
Rheinmetall AG	4,080	$2,223,772
		36,962,079
Israel: 1.9%
Nice Ltd. *	26,116	4,550,553
Italy: 0.9%
Nexi SpA 144A * †	312,299	2,127,352
Japan: 6.9%
Harmonic Drive Systems, Inc.	102,900	2,557,099
Hitachi Construction Machinery Co. Ltd. †	84,900	2,090,871
Kubota Corp.	154,500	2,216,581
LY Corp.	948,600	2,778,216
Murata Manufacturing Co. Ltd.	116,000	2,306,483
Nabtesco Corp.	136,600	2,367,825
Taiyo Yuden Co. Ltd. †	107,300	2,220,269
		16,537,344
Luxembourg: 2.0%
Millicom International Cellular SA (SEK) (SDR) *	173,273	4,716,700
Netherlands: 3.0%
ABN AMRO Bank NV 144A	259,779	4,706,916
Akzo Nobel NV	34,256	2,426,189
		7,133,105
South Korea: 1.8%
Samsung Electro-Mechanics Co. Ltd.	43,962	4,444,292
Spain: 3.0%
Banco Santander SA	464,109	2,384,227
Cellnex Telecom SA 144A *	117,501	4,776,227
		7,160,454
Sweden: 3.1%
Elekta AB †	695,501	4,967,585
Svenska Handelsbanken AB	232,178	2,389,447
		7,357,032
Switzerland: 5.5%
Avolta AG †	110,354	4,686,298
Julius Baer Group Ltd. †	78,607	4,756,042
Roche Holding AG	6,848	2,198,751
STMicroelectronics NV (EUR) †	50,213	1,503,486
		13,144,577
Taiwan: 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	77,000	2,321,868
Win Semiconductors Corp. *	556,000	2,391,601
		4,713,469
United Kingdom: 12.7%
British American Tobacco Plc	129,648	4,742,269
BT Group Plc †	2,512,758	4,996,847
GSK Plc	212,239	4,335,621
Imperial Brands Plc	89,698	2,617,815
Lloyds Banking Group Plc	6,070,645	4,789,009
Melrose Industries Plc	635,414	3,896,150
Smith & Nephew Plc	175,395	2,731,248

See Notes to Financial Statements

13

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESMENTS

(continued)

	Number of Shares	Value
United Kingdom (continued)
Swire Properties Ltd. (HKD)	1,219,200	$2,482,109
		30,591,068
United States: 2.0%
Carnival Plc (GBP) *	296,747	4,907,233
Total Common Stocks (Cost: $217,327,781)		240,962,787
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Money Market Fund: 1.6% (Cost: $3,883,714)
State Street Navigator Securities Lending Government Money Market Portfolio	3,883,714	$3,883,714
Total Investments: 101.7% (Cost: $221,211,495)		244,846,501
Liabilities in excess of other assets: (1.7)%		(4,028,210)
NET ASSETS: 100.0%		$240,818,291

Definitions:
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $25,833,617.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $25,018,527, or 10.4% of net assets.

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,352,968	$—	$7,352,968
Belgium	—	4,681,419	—	4,681,419
Canada	9,755,614	—	—	9,755,614
China	5,047,152	61,344,720	—	66,391,872
Denmark	—	3,591,705	—	3,591,705
France	—	4,843,951	—	4,843,951
Germany	—	36,962,079	—	36,962,079
Israel	—	4,550,553	—	4,550,553
Italy	—	2,127,352	—	2,127,352
Japan	—	16,537,344	—	16,537,344
Luxembourg	—	4,716,700	—	4,716,700
Netherlands	—	7,133,105	—	7,133,105
South Korea	—	4,444,292	—	4,444,292
Spain	—	7,160,454	—	7,160,454
Sweden	—	7,357,032	—	7,357,032
Switzerland	—	13,144,577	—	13,144,577
Taiwan	—	4,713,469	—	4,713,469
United Kingdom	—	30,591,068	—	30,591,068
United States	—	4,907,233	—	4,907,233
Money Market Fund	3,883,714	—	—	3,883,714
Total Investments	$18,686,480	$226,160,021	$—	$244,846,501

See Notes to Financial Statements

14

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 1.9%
BorgWarner, Inc.	71,045	$2,578,223
Gentex Corp.	151,722	4,504,626
		7,082,849
Banks: 1.4%
Comerica, Inc.	47,042	2,818,286
Truist Financial Corp.	65,513	2,801,991
		5,620,277
Capital Goods: 10.6%
Allegion plc	36,385	5,302,750
Allison Transmission Holdings, Inc.	32,756	3,146,869
Chart Industries, Inc. * †	17,124	2,125,773
Fortive Corp.	31,387	2,477,376
Fortune Brands Innovations, Inc.	33,298	2,981,170
Huntington Ingalls Industries, Inc.	19,469	5,147,214
Masco Corp.	33,401	2,803,680
MSC Industrial Direct Co., Inc.	27,977	2,407,701
Otis Worldwide Corp.	25,748	2,676,247
Rockwell Automation, Inc.	9,127	2,450,234
Sensata Technologies Holding Plc	132,563	4,753,709
WESCO International, Inc.	28,984	4,868,732
		41,141,455
Commercial & Professional Services: 4.3%
Equifax, Inc.	9,554	2,807,538
SS&C Technologies Holdings, Inc.	70,457	5,228,614
TransUnion	54,560	5,712,433
TriNet Group, Inc.	23,379	2,267,062
		16,015,647
Consumer Discretionary Distribution & Retail: 5.7%
Asbury Automotive Group, Inc. *	22,096	5,271,885
AutoNation, Inc. *	15,008	2,685,231
Bath & Body Works, Inc.	58,916	1,880,599
CarMax, Inc. *	67,803	5,246,596
Lithia Motors, Inc.	18,928	6,012,291
		21,096,602
Consumer Durables & Apparel: 4.8%
Brunswick Corp.	62,102	5,205,390
Hasbro, Inc.	74,380	5,379,162
Mattel, Inc. *	135,799	2,586,971
Tapestry, Inc.	108,622	5,103,062
		18,274,585
Consumer Services: 8.0%
Carnival Corp. *	278,153	5,140,267
DoorDash, Inc. *	37,697	5,380,493
DraftKings, Inc. *	61,952	2,428,518
Expedia Group, Inc. *	37,716	5,582,722
Norwegian Cruise Line Holdings Ltd. *	247,018	5,066,339
	Number of Shares	Value
Consumer Services (continued)
Wyndham Hotels & Resorts, Inc.	62,263	$4,865,231
Wynn Resorts Ltd.	25,236	2,419,628
		30,883,198
Energy: 1.8%
Devon Energy Corp.	54,076	2,115,453
Hess Corp.	16,920	2,297,736
HF Sinclair Corp.	48,004	2,139,538
		6,552,727
Financial Services: 11.8%
Block, Inc. *	74,133	4,976,548
Capital One Financial Corp.	35,139	5,261,362
Carlyle Group, Inc.	122,759	5,286,003
Discover Financial Services	38,140	5,350,661
Global Payments, Inc.	24,034	2,461,562
Invesco Ltd.	150,723	2,646,696
LPL Financial Holdings, Inc.	20,069	4,668,651
MarketAxess Holdings, Inc.	9,323	2,388,553
Raymond James Financial, Inc.	20,538	2,515,083
SEI Investments Co.	71,276	4,931,586
Western Union Co.	386,183	4,607,163
		45,093,868
Food, Beverage & Tobacco: 1.2%
Campbell Soup Co.	48,462	2,370,761
Kraft Heinz Co.	67,731	2,378,035
		4,748,796
Health Care Equipment & Services: 5.8%
Baxter International, Inc.	60,452	2,295,362
Centene Corp. *	68,109	5,127,246
GE HealthCare Technologies, Inc.	27,314	2,563,419
Labcorp Holdings, Inc.	12,117	2,707,907
ResMed, Inc.	10,378	2,533,477
Veeva Systems, Inc. *	22,163	4,651,349
Zimmer Biomet Holdings, Inc.	22,577	2,437,187
		22,315,947
Household & Personal Products: 0.6%
Kenvue, Inc.	103,137	2,385,559
Materials: 11.8%
Celanese Corp.	19,762	2,686,842
Corteva, Inc.	88,514	5,203,738
Dow, Inc.	89,214	4,873,761
DuPont de Nemours, Inc.	59,284	5,282,797
Eastman Chemical Co.	46,498	5,205,451
International Flavors & Fragrances, Inc.	46,636	4,893,515
LyondellBasell Industries NV	50,008	4,795,767
Scotts Miracle-Gro Co.	71,770	6,222,460
Sealed Air Corp.	135,011	4,900,899
		44,065,230
Media & Entertainment: 5.3%
Interpublic Group of Cos, Inc.	76,752	2,427,666
Live Nation Entertainment, Inc. *	49,613	5,432,127
Omnicom Group, Inc.	50,039	5,173,532
Pinterest, Inc. *	81,501	2,638,187

See Notes to Financial Statements

15

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Media & Entertainment (continued)
Roblox Corp. *	52,766	$2,335,423
Warner Music Group Corp. †	74,745	2,339,519
		20,346,454
Pharmaceuticals, Biotechnology & Life Sciences: 5.7%
Agilent Technologies, Inc.	17,115	2,541,235
Charles River Laboratories International, Inc. *	10,792	2,125,700
Incyte Corp. *	37,722	2,493,424
Ionis Pharmaceuticals, Inc. *	55,818	2,236,069
IQVIA Holdings, Inc. *	21,082	4,995,802
Revvity, Inc.	40,070	5,118,943
Royalty Pharma Plc	85,724	2,425,132
		21,936,305
Real Estate Investment Trusts: 1.3%
Crown Castle, Inc.	41,023	4,866,558
Real Estate Management & Development: 0.8%
Jones Lang LaSalle, Inc. *	11,128	3,002,446
Semiconductors & Semiconductor Equipment: 1.8%
Microchip Technology, Inc.	30,651	2,460,969
Skyworks Solutions, Inc.	23,307	2,302,032
Teradyne, Inc.	18,051	2,417,570
		7,180,571
Software & Services: 6.6%
Autodesk, Inc. *	10,106	2,784,001
Cloudflare, Inc. *	61,730	4,993,340
Cognizant Technology Solutions Corp.	65,843	5,081,763
Elastic NV *	31,982	2,454,938
Smartsheet, Inc. *	46,512	2,574,904
Workday, Inc. *	11,027	2,695,109
	Number of Shares	Value
Software & Services (continued)
Zoom Video Communications, Inc. *	35,274	$2,460,009
Zscaler, Inc. *	14,727	2,517,433
		25,561,497
Technology Hardware & Equipment: 2.8%
F5, Inc. *	13,459	2,963,672
Littelfuse, Inc.	19,213	5,096,248
Vontier Corp.	74,537	2,514,878
		10,574,798
Telecommunication Services: 0.7%
Liberty Global Ltd. *	119,670	2,586,069
Transportation: 1.1%
Lyft, Inc. *	341,698	4,356,650
Utilities: 4.2%
Entergy Corp.	19,423	2,556,261
Evergy, Inc.	41,862	2,595,863
NiSource, Inc.	149,738	5,188,422
Portland General Electric Co.	53,141	2,545,454
WEC Energy Group, Inc.	27,832	2,676,882
		15,562,882
Total Common Stocks (Cost: $352,280,689)		381,250,970

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
Money Market Fund: 0.6% (Cost: $2,313,879)
State Street Navigator Securities Lending Government Money Market Portfolio	2,313,879	2,313,879
Total Investments: 100.6% (Cost: $354,594,568)		383,564,849
Liabilities in excess of other assets: (0.6)%		(2,106,245)
NET ASSETS: 100.0%		$381,458,604

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,249,769.
*	Non-income producing

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$381,250,970	$—	$—	$381,250,970
Money Market Fund	2,313,879	—	—	2,313,879
Total Investments	$383,564,849	$—	$—	$383,564,849

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

16

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.5%
US Bancorp	8,892,893	$406,671,997
Capital Goods: 18.5%
Allegion plc †	2,887,678	420,850,192
Boeing Co. *	2,166,449	329,386,906
Emerson Electric Co.	3,564,854	389,888,082
Honeywell International, Inc.	942,715	194,868,618
Huntington Ingalls Industries, Inc.	1,493,139	394,756,089
IDEX Corp.	975,761	209,300,734
Masco Corp.	2,610,711	219,143,081
Northrop Grumman Corp.	423,167	223,461,798
Otis Worldwide Corp.	2,079,699	216,163,914
Rockwell Automation, Inc.	697,816	187,335,683
RTX Corp.	1,694,436	205,297,866
		2,990,452,963
Commercial & Professional Services: 4.2%
Equifax, Inc.	734,824	215,935,380
TransUnion	4,357,901	456,272,235
		672,207,615
Consumer Discretionary Distribution & Retail: 2.2%
Amazon.com, Inc. *	1,042,444	194,238,590
Etsy, Inc. *	2,870,730	159,411,637
		353,650,227
Consumer Durables & Apparel: 2.4%
NIKE, Inc.	4,360,399	385,459,272
Consumer Services: 1.3%
Starbucks Corp.	2,147,579	209,367,477
Financial Services: 3.8%
Charles Schwab Corp.	3,033,452	196,598,024
MarketAxess Holdings, Inc.	1,653,782	423,698,948
		620,296,972
Food, Beverage & Tobacco: 7.4%
Altria Group, Inc.	7,594,579	387,627,312
Brown-Forman Corp. †	8,401,634	413,360,393
Campbell Soup Co.	8,272,963	404,713,350
		1,205,701,055
Health Care Equipment & Services: 5.9%
GE HealthCare Technologies, Inc.	2,206,118	207,044,174
Veeva Systems, Inc. *	1,799,972	377,760,124
Zimmer Biomet Holdings, Inc.	3,498,625	377,676,569
		962,480,867
Household & Personal Products: 6.4%
Clorox Co.	1,394,502	227,178,321
Estee Lauder Cos, Inc.	3,860,141	384,817,456
Kenvue, Inc.	18,299,355	423,264,081
		1,035,259,858
	Number of Shares	Value
Materials: 6.2%
Air Products and Chemicals, Inc.	692,636	$206,225,442
Corteva, Inc.	6,955,233	408,898,148
International Flavors & Fragrances, Inc.	3,707,176	388,993,978
		1,004,117,568
Media & Entertainment: 4.9%
Alphabet, Inc.	1,272,503	211,044,622
Comcast Corp.	4,797,361	200,385,769
Walt Disney Co.	3,958,784	380,795,433
		792,225,824
Pharmaceuticals, Biotechnology & Life Sciences: 15.3%
Agilent Technologies, Inc.	2,727,193	404,933,616
Bio-Rad Laboratories, Inc. * † †	1,245,646	416,768,239
Bristol-Myers Squibb Co.	8,247,696	426,735,791
Gilead Sciences, Inc.	5,181,239	434,395,078
Pfizer, Inc.	12,986,836	375,839,034
Thermo Fisher Scientific, Inc.	314,435	194,500,058
Waters Corp. * †	598,543	215,409,640
		2,468,581,456
Semiconductors & Semiconductor Equipment: 4.9%
Lam Research Corp.	250,830	204,697,347
Microchip Technology, Inc.	2,483,553	199,404,470
NXP Semiconductors N.V.	833,159	199,966,492
Teradyne, Inc.	1,462,638	195,891,107
		799,959,416
Software & Services: 11.4%
Adobe, Inc. *	717,460	371,486,439
Autodesk, Inc. *	1,542,668	424,974,181
Fortinet, Inc. *	2,936,612	227,734,261
Microsoft Corp.	454,684	195,650,525
Salesforce, Inc.	1,520,943	416,297,308
Workday, Inc. *	850,155	207,786,383
		1,843,929,097
Technology Hardware & Equipment: 1.3%
Keysight Technologies, Inc. *	1,291,690	205,288,292
Transportation: 1.3%
United Parcel Service, Inc.	1,496,896	204,086,801
Total Common Stocks (Cost: $14,762,416,647)		16,159,736,757

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $426,158)
State Street Navigator Securities Lending Government Money Market Portfolio	426,158	426,158
Total Investments: 99.9% (Cost: $14,762,842,805)		16,160,162,915
Other assets less liabilities: 0.1%		10,940,237
NET ASSETS: 100.0%		$16,171,103,152

See Notes to Financial Statements

17

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $158,996,579.
*	Non-income producing
†	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended September 30, 2024 were as follows:

	Value 9/30/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Dividend Income
Bio-Rad Laboratories, Inc.	$–	$389,501,139	$(3,528,535)	$66,877	$30,728,758	$416,768,239	$–

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$16,159,736,757	$—	$—	$16,159,736,757
Money Market Fund	426,158	—	—	426,158
Total Investments	$16,160,162,915	$—	$—	$16,160,162,915

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

18

VANECK MORNINGSTAR WIDE MOAT GROWTH ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 99.8%
Capital Goods: 15.4%
Allegion plc	155	$22,590
Huntington Ingalls Industries, Inc.	84	22,208
IDEX Corp.	88	18,876
Otis Worldwide Corp.	215	22,347
Rockwell Automation, Inc.	132	35,437
		121,458
Commercial & Professional Services: 7.9%
Equifax, Inc.	68	19,982
TransUnion	397	41,565
		61,547
Consumer Discretionary Distribution & Retail: 5.5%
Amazon.com, Inc. *	180	33,539
Etsy, Inc. *	169	9,385
		42,924
Consumer Durables & Apparel: 1.0%
NIKE, Inc.	92	8,133
Consumer Services: 2.1%
Yum! Brands, Inc.	120	16,765
Financial Services: 3.6%
Intercontinental Exchange, Inc.	23	3,695
MarketAxess Holdings, Inc.	95	24,339
		28,034
Food, Beverage & Tobacco: 5.2%
Brown-Forman Corp.	454	22,337
Constellation Brands, Inc.	72	18,554
		40,891
Health Care Equipment & Services: 7.7%
GE HealthCare Technologies, Inc.	90	8,447
Veeva Systems, Inc. *	164	34,419
Zimmer Biomet Holdings, Inc.	159	17,164
		60,030
Household & Personal Products: 6.1%
Clorox Co.	82	13,359
Estee Lauder Cos, Inc.	350	34,892
		48,251
	Number of Shares	Value
Materials: 2.1%
Corteva, Inc.	284	$16,696
Media & Entertainment: 3.5%
Alphabet, Inc.	106	17,580
Walt Disney Co.	104	10,004
		27,584
Pharmaceuticals, Biotechnology & Life Sciences: 9.7%
Agilent Technologies, Inc.	248	36,823
Bio-Rad Laboratories, Inc. *	20	6,692
Thermo Fisher Scientific, Inc.	4	2,474
Waters Corp. *	35	12,596
West Pharmaceutical Services, Inc.	57	17,109
		75,694
Semiconductors & Semiconductor Equipment: 2.0%
Lam Research Corp.	9	7,345
Teradyne, Inc.	64	8,572
		15,917
Software & Services: 25.9%
Adobe, Inc. *	65	33,656
Autodesk, Inc. *	141	38,842
Fortinet, Inc. *	271	21,016
Microsoft Corp.	41	17,642
Salesforce, Inc.	138	37,771
Tyler Technologies, Inc. *	35	20,430
VeriSign, Inc. *	95	18,046
Workday, Inc. *	67	16,375
		203,778
Technology Hardware & Equipment: 2.1%
Keysight Technologies, Inc. *	106	16,847
Total Common Stocks (Cost: $775,674)		784,549
Total Investments: 99.8% (Cost: $775,674)		784,549
Other assets less liabilities: 0.2%		1,354
NET ASSETS: 100.0%		$785,903

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$784,549	$—	$—	$784,549

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

19

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 4.5%
US Bancorp	4,993	$228,330
Capital Goods: 22.4%
Allegion plc	666	97,063
Boeing Co. *	1,218	185,185
Emerson Electric Co.	2,004	219,177
Honeywell International, Inc.	534	110,383
Huntington Ingalls Industries, Inc.	321	84,866
Masco Corp.	1,617	135,731
Northrop Grumman Corp.	236	124,625
Otis Worldwide Corp.	467	48,540
RTX Corp.	943	114,254
		1,119,824
Consumer Discretionary Distribution & Retail: 0.6%
Etsy, Inc. *	577	32,041
Consumer Durables & Apparel: 3.3%
NIKE, Inc.	1,883	166,457
Consumer Services: 3.4%
McDonald's Corp.	311	94,703
Starbucks Corp.	778	75,847
		170,550
Financial Services: 3.9%
Charles Schwab Corp.	1,719	111,408
MarketAxess Holdings, Inc.	342	87,620
		199,028
Food, Beverage & Tobacco: 11.7%
Altria Group, Inc.	4,264	217,635
Brown-Forman Corp.	1,921	94,513
Campbell Soup Co.	4,644	227,184
Constellation Brands, Inc.	203	52,311
		591,643
Health Care Equipment & Services: 3.4%
GE HealthCare Technologies, Inc.	684	64,193
Zimmer Biomet Holdings, Inc.	981	105,899
		170,092
	Number of Shares	Value
Household & Personal Products: 5.6%
Clorox Co.	284	$46,266
Kenvue, Inc.	10,270	237,545
		283,811
Materials: 6.8%
Corteva, Inc.	2,151	126,457
International Flavors & Fragrances, Inc.	2,082	218,464
		344,921
Media & Entertainment: 6.4%
Alphabet, Inc.	350	58,048
Comcast Corp.	2,671	111,568
Walt Disney Co.	1,580	151,980
		321,596
Pharmaceuticals, Biotechnology & Life Sciences: 19.7%
Bio-Rad Laboratories, Inc. *	443	148,219
Bristol-Myers Squibb Co.	4,631	239,608
Gilead Sciences, Inc.	2,908	243,808
Pfizer, Inc.	7,294	211,088
Thermo Fisher Scientific, Inc.	149	92,167
Waters Corp. *	121	43,547
		978,437
Semiconductors & Semiconductor Equipment: 4.8%
Lam Research Corp.	88	71,815
NXP Semiconductors N.V.	472	113,285
Teradyne, Inc.	426	57,054
		242,154
Technology Hardware & Equipment: 1.2%
Keysight Technologies, Inc. *	394	62,618
Transportation: 2.3%
United Parcel Service, Inc.	848	115,616
Total Common Stocks (Cost: $4,888,361)		5,027,118
Total Investments: 100.0% (Cost: $4,888,361)		5,027,118
Liabilities in excess of other assets: 0.0%		(1,737)
NET ASSETS: 100.0%		$5,025,381

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$5,027,118	$—	$—	$5,027,118

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

20

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

September 30, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 6.7%
Ford Motor Co.	36,526	$385,715
Lucid Group, Inc. * †	281,975	995,372
Rivian Automotive, Inc. * †	45,572	511,318
Tesla, Inc. *	6,903	1,806,031
		3,698,436
Banks: 1.9%
Bank of America Corp.	10,596	420,449
JPMorgan Chase & Co.	1,866	393,465
NU Holdings Ltd. *	17,595	240,172
		1,054,086
Capital Goods: 1.6%
Boeing Co. *	5,791	880,464
Consumer Discretionary Distribution & Retail: 9.3%
Amazon.com, Inc. *	8,484	1,580,824
Carvana Co. *	2,147	373,814
Chewy, Inc. *	23,534	689,311
GameStop Corp. *	77,767	1,783,197
The Home Depot, Inc.	744	301,469
Ulta Beauty, Inc. *	1,154	449,044
		5,177,659
Consumer Durables & Apparel: 1.8%
Lululemon Athletica, Inc. *	1,557	422,492
NIKE, Inc.	6,296	556,566
		979,058
Consumer Services: 6.5%
Airbnb, Inc. *	1,864	236,374
Cava Group, Inc. *	4,644	575,159
Chipotle Mexican Grill, Inc. *	9,915	571,302
DraftKings, Inc. *	15,729	616,577
McDonald's Corp.	978	297,811
Starbucks Corp.	14,361	1,400,054
		3,697,277
Consumer Staples Distribution & Retail: 3.8%
Dollar General Corp.	6,300	532,791
Target Corp.	2,136	332,917
Walgreens Boots Alliance, Inc.	41,815	374,662
Walmart, Inc.	10,628	858,211
		2,098,581
Energy: 1.0%
Exxon Mobil Corp.	2,317	271,599
Occidental Petroleum Corp.	5,661	291,768
		563,367
Financial Services: 11.2%
Affirm Holdings, Inc. *	11,405	465,552
Block, Inc. *	3,311	222,267
Coinbase Global, Inc. *	6,357	1,132,627
Goldman Sachs Group, Inc.	662	327,763
PayPal Holdings, Inc. *	12,929	1,008,850
Robinhood Markets, Inc. *	47,896	1,121,724
SoFi Technologies, Inc. * †	212,660	1,671,508
Visa, Inc.	1,297	356,610
		6,306,901
	Number of Shares	Value
Food, Beverage & Tobacco: 1.9%
Celsius Holdings, Inc. *	23,885	$749,034
Philip Morris International, Inc.	2,341	284,197
		1,033,231
Household & Personal Products: 0.6%
elf Beauty, Inc. *	2,971	323,928
Materials: 2.0%
Albemarle Corp.	3,589	339,914
United States Steel Corp. †	21,316	753,094
		1,093,008
Media & Entertainment: 11.9%
Alphabet, Inc.	10,256	1,700,958
Meta Platforms, Inc.	3,018	1,727,624
Netflix, Inc. *	600	425,562
Roblox Corp. *	5,188	229,621
Sirius XM Holdings, Inc.	22,964	543,099
Snap, Inc. *	65,327	698,999
Walt Disney Co.	9,940	956,129
Warner Bros Discovery, Inc. *	32,265	266,186
		6,548,178
Pharmaceuticals, Biotechnology & Life Sciences: 3.5%
Eli Lilly & Co.	503	445,628
Moderna, Inc. *	3,625	242,259
Pfizer, Inc.	8,645	250,186
Summit Therapeutics, Inc. *	10,493	229,797
Viking Therapeutics, Inc. *	12,279	777,383
		1,945,253
Semiconductors & Semiconductor Equipment: 12.6%
Advanced Micro Devices, Inc. *	10,522	1,726,450
Broadcom, Inc.	5,708	984,630
Intel Corp.	81,944	1,922,405
Micron Technology, Inc.	7,114	737,793
NVIDIA Corp.	13,316	1,617,095
		6,988,373
Software & Services: 15.4%
Crowdstrike Holdings, Inc. *	3,674	1,030,447
Microsoft Corp.	2,100	903,630
MicroStrategy, Inc. * †	12,132	2,045,454
Oracle Corp.	2,249	383,230
Palantir Technologies, Inc. *	45,444	1,690,517
Palo Alto Networks, Inc. *	1,506	514,751
Salesforce, Inc.	1,184	324,073
Snowflake, Inc. *	7,716	886,260
Unity Software, Inc. * †	18,303	414,014
Zoom Video Communications, Inc. *	4,374	305,043
		8,497,419
Technology Hardware & Equipment: 7.2%
Apple, Inc.	7,121	1,659,193
Cisco Systems, Inc.	6,014	320,065
Dell Technologies, Inc.	4,034	478,190
Super Micro Computer, Inc. * †	3,588	1,494,043
		3,951,491
Telecommunication Services: 0.6%
AT&T, Inc.	13,866	305,052

See Notes to Financial Statements

21

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Transportation: 0.5%
Uber Technologies, Inc. *	3,577	$268,847
Total Common Stocks (Cost: $53,229,792)		55,410,609

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $533,605)
State Street Navigator Securities Lending Government Money Market Portfolio	533,605	533,605
Total Investments: 101.0% (Cost: $53,763,397)		55,944,214
Liabilities in excess of other assets: (1.0)%		(530,694)
NET ASSETS: 100.0%		$55,413,520

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,445,687.
*	Non-income producing

The summary of inputs used to value the Fund's investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$55,410,609	$—	$—	$55,410,609
Money Market Fund	533,605	—	—	533,605
Total Investments	$55,944,214	$—	$—	$55,944,214

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

22

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Commodity Strategy ETF(a)	Durable High Dividend ETF	Inflation Allocation ETF(a)	Long/Flat Trend ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$22,643,050	$51,921,248	$46,861,552	$26,754,452
Affiliated issuers (3)	—	—	30,146,457	—
Short-term investments held as collateral for securities loaned (4)	—	—	2,460,575	—
Cash	24,506	140,183	508,295	27,908
Cash on deposit with broker for futures contracts	836,974	—	—	—
Receivables:
Dividends and interest	—	108,802	5,271	83,095
Prepaid expenses	—	—	1,983	797
Net variation margin on futures contracts	530,145	—	—	—
Total assets	24,034,675	52,170,233	79,984,133	26,866,252
Liabilities:
Payables:
Collateral for securities loaned	—	—	2,460,575	—
Due to Adviser	10,600	12,514	18,707	9,015
Deferred Trustee fees	—	624	1,207	1,606
Accrued expenses	—	—	75,183	46,103
Total liabilities	10,600	13,138	2,555,672	56,724
NET ASSETS	$24,024,075	$52,157,095	$77,428,461	$26,809,528
Shares outstanding	500,000	1,500,000	2,675,000	550,000
Net asset value, redemption and offering price per share	$48.05	$34.77	$28.95	$48.74
Net Assets consist of:
Aggregate paid in capital	$23,590,278	$66,966,322	$91,444,988	$28,989,760
Total distributable earnings (loss)	433,797	(14,809,227)	(14,016,527)	(2,180,232)
NET ASSETS	$24,024,075	$52,157,095	$77,428,461	$26,809,528
(1) Value of securities on loan	$—	$30,549	$8,826,893	$—
(2) Cost of investments - Unaffiliated issuers	$22,636,535	$49,650,801	$38,441,445	$21,129,378
(3) Cost of investments - Affiliated issuers	$—	$—	$28,910,792	$—
(4) Cost of short-term investments held as collateral for securities loaned	$—	$—	$2,460,575	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

23

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$6,509,256	$16,292,359	$240,962,787	$381,250,970
Short-term investments held as collateral for securities loaned (3)	—	152,787	3,883,714	2,313,879
Cash	51,352	35,191	1,035	105,573
Cash denominated in foreign currency, at value (4)	—	3,845	170,922	—
Receivables:
Due from Adviser	900	2,892	—	—
Dividends and interest	4,373	31,235	861,331	284,125
Prepaid expenses	807	803	3,196	4,054
Total assets	6,566,688	16,519,112	245,882,985	383,958,601
Liabilities:
Payables:
Collateral for securities loaned	—	152,787	3,883,714	2,313,879
Line of credit	—	—	1,008,216	—
Due to Adviser	—	—	94,349	127,878
Deferred Trustee fees	24	400	3,444	556
Accrued expenses	52,738	61,886	74,971	57,684
Total liabilities	52,762	215,073	5,064,694	2,499,997
NET ASSETS	$6,513,926	$16,304,039	$240,818,291	$381,458,604
Shares outstanding	225,000	400,000	6,850,000	10,900,000
Net asset value, redemption and offering price per share	$28.95	$40.76	$35.16	$35.00
Net Assets consist of:
Aggregate paid in capital	$6,338,839	$13,121,887	$235,884,369	$376,317,467
Total distributable earnings	175,087	3,182,152	4,933,922	5,141,137
NET ASSETS	$6,513,926	$16,304,039	$240,818,291	$381,458,604
(1) Value of securities on loan	$—	$191,912	$25,833,617	$2,249,769
(2) Cost of investments - Unaffiliated issuers	$5,604,691	$13,843,191	$217,327,781	$352,280,689
(3) Cost of short-term investments held as collateral for securities loaned	$—	$152,787	$3,883,714	$2,313,879
(4) Cost of cash denominated in foreign currency	$—	$3,845	$170,695	$—

See Notes to Financial Statements

24

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024

	Morningstar Wide Moat ETF	Morningstar Wide Moat Growth ETF	Morningstar Wide Moat Value ETF	Social Sentiment ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$15,742,968,518	$784,549	$5,027,118	$55,410,609
Affiliated issuers (3)	416,768,239	—	—	—
Short-term investments held as collateral for securities loaned (4)	426,158	—	—	533,605
Cash	328,881	31,066	20,004	18,218
Receivables:
Shares of beneficial interest sold	9,697,746	—	—	—
Due from Adviser	—	5,453	3,768	—
Dividends and interest	19,989,575	195	9,845	18,202
Prepaid expenses	17,778	804	804	—
Total assets	16,190,196,895	822,067	5,061,539	55,980,634
Liabilities:
Payables:
Investment securities purchased	9,693,890	—	—	—
Collateral for securities loaned	426,158	—	—	533,605
Line of credit	2,631,686	—	—	—
Due to Adviser	5,879,734	—	—	33,509
Deferred Trustee fees	223,921	—	—	—
Accrued expenses	238,354	36,164	36,158	—
Total liabilities	19,093,743	36,164	36,158	567,114
NET ASSETS	$16,171,103,152	$785,903	$5,025,381	$55,413,520
Shares outstanding	166,750,000	25,000	150,000	2,575,000
Net asset value, redemption and offering price per share	$96.98	$31.44	$33.50	$21.52
Net Assets consist of:
Aggregate paid in capital	$16,388,317,815	$801,517	$4,876,359	$171,700,242
Total distributable earnings (loss)	(217,214,663)	(15,614)	149,022	(116,286,722)
NET ASSETS	$16,171,103,152	$785,903	$5,025,381	$55,413,520
(1) Value of securities on loan	$158,996,579	$—	$—	$5,445,687
(2) Cost of investments - Unaffiliated issuers	$14,376,377,166	$775,674	$4,888,361	$53,229,792
(3) Cost of investments - Affiliated issuers	$386,039,481	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$426,158	$—	$—	$533,605

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Commodity Strategy ETF(a)	Durable High Dividend ETF	Inflation Allocation ETF(a)	Long/Flat Trend ETF
Income:
Dividends - unaffiliated issuers	$—	$2,034,857	$1,929,594	$366,684
Dividends - affiliated issuers	—	—	1,833,421	—
Interest	1,327,432	1,932	22,184	64,609
Securities lending income	—	69	72,619	1,619
Total income	1,327,432	2,036,858	3,857,818	432,912
Expenses:
Management fees	137,002	172,281	433,407	129,738
Professional fees	—	—	52,799	32,738
Custody and accounting fees	—	—	23,937	22,281
Reports to shareholders	—	—	31,355	7,335
Trustees’ fees and expenses	—	—	1,627	1,390
Registration fees	—	—	8,006	6,806
Insurance	—	—	3,688	1,383
Interest	467	6,728	358	15,190
Taxes	25	300	503	134
Other	—	—	2,237	597
Total expenses	137,494	179,309	557,917	217,592
Waiver of management fees	—	—	(175,449)	—
Expenses assumed by the Adviser	—	—	—	(59,557)
Net expenses	137,494	179,309	382,468	158,035
Net investment income	1,189,938	1,857,549	3,475,350	274,877

Net realized gain (loss) on:
Investments - unaffiliated issuers	85	(2,880,963)	(1,543,993)	13,689
Investments - affiliated issuers	—	—	(1,466,573)	—
In-kind redemptions - unaffiliated issuers	—	5,513,647	414,226	3,042,752
In-kind redemptions - affiliated issuers	—	—	331,098	—
Futures	(1,941,687)	—	—	—
Net realized gain (loss)	(1,941,602)	2,632,684	(2,265,242)	3,056,441

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,580	4,781,705	10,545,157	4,869,434
Investments - affiliated issuers	—	—	2,133,473	—
Futures	(291,906)	—	—	—
Net change in unrealized appreciation (depreciation)	(288,326)	4,781,705	12,678,630	4,869,434
Net increase (decrease) in net assets resulting from operations	$(1,039,990)	$9,271,938	$13,888,738	$8,200,752

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Morningstar ESG Moat ETF	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF
Income:
Dividends	$89,235	$393,833	$8,765,645	$4,789,726
Interest	1,968	1,404	2,945	12,224
Securities lending income	2	893	54,209	534,926
Net foreign taxes reclaimed/(withheld)	—	(18,155)	(765,355)	(3,910)
Total income	91,205	377,975	8,057,444	5,332,966
Expenses:
Management fees	27,312	73,869	1,130,903	1,316,504
Professional fees	41,752	51,494	55,943	35,282
Custody and accounting fees	24,597	41,626	81,532	27,116
Reports to shareholders	8,988	8,204	29,027	46,377
Trustees’ fees and expenses	127	1,237	7,354	6,898
Registration fees	7,476	4,003	26,500	31,892
Insurance	1,199	1,301	5,561	3,634
Interest	—	201	36,846	863
Taxes	505	503	504	447
Other	1,146	6,174	6,252	3,458
Total expenses	113,102	188,612	1,380,422	1,472,471
Expenses assumed by the Adviser	(82,857)	(102,548)	(76,461)	(37,635)
Net expenses	30,245	86,064	1,303,961	1,434,836
Net investment income	60,960	291,911	6,753,483	3,898,130

Net realized gain (loss) on:
Investments	(307,343)	717,860	(1,654,024)	(20,838,469)
In-kind redemptions	635,314	625,412	2,159,332	40,051,811
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,359)	(31,675)	—
Net realized gain	327,971	1,341,913	473,633	19,213,342

Net change in unrealized appreciation (depreciation) on:
Investments	986,232	2,486,739	35,595,756	35,773,737
Foreign currency translations and foreign denominated assets and liabilities	—	624	24,526	—
Net change in unrealized appreciation (depreciation)	986,232	2,487,363	35,620,282	35,773,737
Net increase in net assets resulting from operations	$1,375,163	$4,121,187	$42,847,398	$58,885,209

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2024

	Morningstar Wide Moat ETF	Morningstar Wide Moat Growth ETF(a)	Morningstar Wide Moat Value ETF(a)	Social Sentiment ETF
Income:
Dividends	$260,684,045	$2,888	$23,176	$447,477
Interest	512,860	384	358	4,608
Securities lending income	35,601	—	—	406,100
Net foreign taxes reclaimed/(withheld)	—	—	—	(80)
Total income	261,232,506	3,272	23,534	858,105
Expenses:
Management fees	62,325,191	1,695	3,416	448,998
Professional fees	48,836	24,810	24,810	—
Custody and accounting fees	92,344	14,929	14,929	—
Reports to shareholders	692,604	2,986	2,986	—
Trustees’ fees and expenses	306,608	212	212	—
Registration fees	444,902	3,473	3,473	—
Insurance	78,453	179	179	—
Interest	323,774	—	—	3,249
Taxes	619	—	—	306
Other	99,886	996	996	—
Total expenses	64,413,217	49,280	51,001	452,553
Expenses assumed by the Adviser	—	(47,434)	(47,281)	—
Net expenses	64,413,217	1,846	3,720	452,553
Net investment income	196,819,289	1,426	19,814	405,552

Net realized gain (loss) on:
Investments	(412,556,169)	(25,915)	(9,550)	(14,364,623)
In-kind redemptions	1,961,768,185	49,342	32,207	31,369,658
In-kind redemptions - affiliated issuers	66,877	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	7
Net realized gain	1,549,278,893	23,427	22,657	17,005,042

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,730,678,799	8,875	138,758	2,562,248
Investments - affiliated issuers	30,728,758	—	—	—
Net change in unrealized appreciation (depreciation)	1,761,407,557	8,875	138,758	2,562,248
Net increase in net assets resulting from operations	$3,507,505,739	$33,728	$181,229	$19,972,842

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF(a)		Durable High Dividend ETF
	Year Ended September 30, 2024	Period Ended September 30, 2023(b)	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$1,189,938	$948,799	$1,857,549	$3,138,486
Net realized gain (loss)	(1,941,602)	(240,861)	2,632,684	1,391,961
Net change in unrealized appreciation (depreciation)	(288,326)	823,376	4,781,705	4,476,449
Net increase (decrease) in net assets resulting from operations	(1,039,990)	1,531,314	9,271,938	9,006,896
Distributions to shareholders from:
Distributable earnings	(1,774,980)	—	(2,234,105)	(2,908,003)

Share transactions*:
Proceeds from sale of shares	5,004,117	34,680,818	28,880,844	66,224,810
Cost of shares redeemed	(4,620,033)	(9,757,171)	(69,306,807)	(59,551,888)
Net increase (decrease) in net assets resulting from share transactions	384,084	24,923,647	(40,425,963)	6,672,922
Total increase (decrease) in net assets	(2,430,886)	26,454,961	(33,388,130)	12,771,815
Net Assets, beginning of period	26,454,961	—	85,545,225	72,773,410
Net Assets, end of period	$24,024,075	$26,454,961	$52,157,095	$85,545,225
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	700,000	875,000	2,125,000
Shares redeemed	(100,000)	(200,000)	(2,200,000)	(1,925,000)
Net increase (decrease)	—	500,000	(1,325,000)	200,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Inflation Allocation ETF(a)		Long/Flat Trend ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$3,475,350	$1,765,265	$274,877	$414,213
Net realized gain (loss)	(2,265,242)	(6,136,714)	3,056,441	3,051,142
Net change in unrealized appreciation (depreciation)	12,678,630	20,462,810	4,869,434	737,376
Net increase in net assets resulting from operations	13,888,738	16,091,361	8,200,752	4,202,731
Distributions to shareholders from:
Distributable earnings	(4,000,118)	(2,100,120)	(375,000)	(315,038)

Share transactions*:
Proceeds from sale of shares	26,371,413	11,559,426	44,765,651	44,255,064
Cost of shares redeemed	(49,483,711)	(65,965,169)	(50,210,843)	(57,288,850)
Net decrease in net assets resulting from share transactions	(23,112,298)	(54,405,743)	(5,445,192)	(13,033,786)
Total increase (decrease) in net assets	(13,223,678)	(40,414,502)	2,380,560	(9,146,093)
Net Assets, beginning of year	90,652,139	131,066,641	24,428,968	33,575,061
Net Assets, end of year	$77,428,461	$90,652,139	$26,809,528	$24,428,968
*Shares of Common Stock Issued (no par value)
Shares sold	1,025,000	450,000	1,200,000	1,250,000
Shares redeemed	(1,925,000)	(2,625,000)	(1,300,000)	(1,600,000)
Net decrease	(900,000)	(2,175,000)	(100,000)	(350,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar ESG Moat ETF		Morningstar Global Wide Moat ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$60,960	$57,712	$291,911	$367,847
Net realized gain (loss)	327,971	(11,941)	1,341,913	493,702
Net change in unrealized appreciation (depreciation)	986,232	339,632	2,487,363	1,412,803
Net increase in net assets resulting from operations	1,375,163	385,403	4,121,187	2,274,352
Distributions to shareholders from:
Distributable earnings	(65,003)	(37,500)	(325,000)	(585,100)

Share transactions*:
Proceeds from sale of shares	1,928,769	5,221,511	—	3,399,648
Cost of shares redeemed	(3,073,893)	(1,711,878)	(5,205,153)	(4,920,761)
Net increase (decrease) in net assets resulting from share transactions	(1,145,124)	3,509,633	(5,205,153)	(1,521,113)
Total increase (decrease) in net assets	165,036	3,857,536	(1,408,966)	168,139
Net Assets, beginning of year	6,348,890	2,491,354	17,713,005	17,544,866
Net Assets, end of year	$6,513,926	$6,348,890	$16,304,039	$17,713,005
*Shares of Common Stock Issued (no par value)
Shares sold	75,000	225,000	—	100,000
Shares redeemed	(125,000)	(75,000)	(150,000)	(150,000)
Net increase (decrease)	(50,000)	150,000	(150,000)	(50,000)

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar International Moat ETF		Morningstar SMID Moat ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Period Ended September 30, 2023(a)
Operations:
Net investment income	$6,753,483	$4,768,384	$3,898,130	$901,966
Net realized gain (loss)	473,633	(6,415,282)	19,213,342	(910,887)
Net change in unrealized appreciation (depreciation)	35,620,282	505,830	35,773,737	(6,803,456)
Net increase (decrease) in net assets resulting from operations	42,847,398	(1,141,068)	58,885,209	(6,812,377)
Distributions to shareholders from:
Distributable earnings	(5,575,320)	(1,800,060)	(1,500,150)	(66,010)

Share transactions*:
Proceeds from sale of shares	2,953,035	188,853,511	380,280,893	248,606,020
Cost of shares redeemed	(30,764,298)	(21,082,385)	(242,376,141)	(55,558,840)
Net increase (decrease) in net assets resulting from share transactions	(27,811,263)	167,771,126	137,904,752	193,047,180
Total increase in net assets	9,460,815	164,829,998	195,289,811	186,168,793
Net Assets, beginning of period	231,357,476	66,527,478	186,168,793	—
Net Assets, end of period	$240,818,291	$231,357,476	$381,458,604	$186,168,793
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	5,900,000	11,850,000	8,500,000
Shares redeemed	(1,000,000)	(800,000)	(7,500,000)	(1,950,000)
Net increase (decrease)	(900,000)	5,100,000	4,350,000	6,550,000

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat ETF		Morningstar Wide Moat Growth ETF
	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2024(a)
Operations:
Net investment income	$196,819,289	$85,949,378	$1,426
Net realized gain	1,549,278,893	644,934,480	23,427
Net change in unrealized appreciation (depreciation)	1,761,407,557	811,917,415	8,875
Net increase in net assets resulting from operations	3,507,505,739	1,542,801,273	33,728
Distributions to shareholders from:
Distributable earnings	(112,006,875)	(78,997,870)	—

Share transactions*:
Proceeds from sale of shares	10,604,116,455	8,329,731,215	1,520,040
Cost of shares redeemed	(8,446,106,765)	(5,041,737,828)	(767,865)
Net increase in net assets resulting from share transactions	2,158,009,690	3,287,993,387	752,175
Total increase in net assets	5,553,508,554	4,751,796,790	785,903
Net Assets, beginning of period	10,617,594,598	5,865,797,808	—
Net Assets, end of period	$16,171,103,152	$10,617,594,598	$785,903
*Shares of Common Stock Issued (no par value)
Shares sold	121,650,000	109,000,000	50,000
Shares redeemed	(94,950,000)	(66,750,000)	(25,000)
Net increase	26,700,000	42,250,000	25,000

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Value ETF	Social Sentiment ETF
	Period Ended September 30, 2024(a)	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income	$19,814	$405,552	$274,169
Net realized gain (loss)	22,657	17,005,042	(2,368,943)
Net change in unrealized appreciation (depreciation)	138,758	2,562,248	12,273,084
Net increase in net assets resulting from operations	181,229	19,972,842	10,178,310
Distributions to shareholders from:
Distributable earnings	—	(324,950)	(209,840)

Share transactions*:
Proceeds from sale of shares	5,668,090	120,123,862	81,579,535
Cost of shares redeemed	(823,938)	(139,443,171)	(94,100,010)
Net increase (decrease) in net assets resulting from share transactions	4,844,152	(19,319,309)	(12,520,475)
Total increase (decrease) in net assets	5,025,381	328,583	(2,552,005)
Net Assets, beginning of period	—	55,084,937	57,636,942
Net Assets, end of period	$5,025,381	$55,413,520	$55,084,937
*Shares of Common Stock Issued (no par value)
Shares sold	175,000	6,100,000	5,475,000
Shares redeemed	(25,000)	(7,100,000)	(6,425,000)
Net increase (decrease)	150,000	(1,000,000)	(950,000)

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements

34

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Year Ended September 30, 2024	Period Ended September 30, 2023 (b)

Net asset value, beginning of period	$52.91	$50.00
Net investment income (c)	2.33	1.69
Net realized and unrealized gain (loss) on investments	(4.23)	1.22
Total from investment operations	(1.90)	2.91
Distributions from:
Net investment income	(2.96)	—
Net asset value, end of period	$48.05	$52.91
Total return (d)	(3.41)%	5.82%

Ratios to average net assets
Expenses	0.55%	0.55	%(e)
Net investment income	4.78%	4.36	%(e)
Supplemental data
Net assets, end of period (in millions)	$24	$26
Portfolio turnover rate (f)	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

35

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Durable High Dividend ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$30.28	$27.72	$30.59	$26.78	$28.24
Net investment income (a)	0.98	1.07	0.99	1.01	0.92
Net realized and unrealized gain (loss) on investments	4.56	2.50	(2.90)	3.71	(1.28)
Total from investment operations	5.54	3.57	(1.91)	4.72	(0.36)
Distributions from:
Net investment income	(1.05)	(1.01)	(0.96)	(0.91)	(0.90)
Net realized capital gains	—	—	—	—	(0.20)
Total distributions	(1.05)	(1.01)	(0.96)	(0.91)	(1.10)
Net asset value, end of year	$34.77	$30.28	$27.72	$30.59	$26.78
Total return (b)	18.79%	12.91%	(6.58)%	17.89%	(1.26)%

Ratios to average net assets
Gross expenses (c)	0.30%	0.30%	0.29%	0.53%	0.73%
Net expenses (c)	0.30%	0.30%	0.29%	0.29%	0.29%
Net expenses excluding interest and taxes (c)	0.29%	0.29%	0.29%	N/A	N/A
Net investment income	3.13%	3.42%	3.19%	3.38%	3.44%
Supplemental data
Net assets, end of year (in millions)	$52	$86	$73	$51	$33
Portfolio turnover rate (d)	62%	61%	50%	50%	67%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

36

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Inflation Allocation ETF(a)
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$25.36	$22.79	$25.47	$20.15	$25.25
Net investment income (b)	1.06	0.37	0.92	0.14	0.45
Net realized and unrealized gain (loss) on investments	3.47	2.58	(1.44)	6.57	(4.94)
Total from investment operations	4.53	2.95	(0.52)	6.71	(4.49)
Distributions from:
Net investment income	(0.94)	(0.38)	(2.16)	(1.39)	(0.61)
Net asset value, end of year	$28.95	$25.36	$22.79	$25.47	$20.15
Total return (c)	18.35%	12.95%	(2.71)%	34.11%	(18.32)%

Ratios to average net assets
Gross expenses (d)	0.64%	0.61%	0.63%	1.60%	1.12%
Net expenses (d)	0.44%	0.42%	0.51%	0.56%	0.55%
Net expenses excluding interest and taxes (d)	0.44%	0.42%	0.51%	0.55%	0.55%
Net investment income (d)	4.01%	1.48%	3.56%	0.58%	1.97%
Supplemental data
Net assets, end of year (in millions)	$77	$91	$131	$17	$9
Portfolio turnover rate (e)	47%	70%	32%	76%	195%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	The ratios presented do not reflect the Fund's proportionate share of income and expenses from the Fund's investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Long/Flat Trend ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$37.58	$33.58	$39.96	$31.55	$28.02
Net investment income (a)	0.45	0.51	0.24	0.34	0.40
Net realized and unrealized gain (loss) on investments	11.34	3.90	(6.46)	8.78	3.56 (b)
Total from investment operations	11.79	4.41	(6.22)	9.12	3.96
Distributions from:
Net investment income	(0.63)	(0.41)	(0.16)	(0.71)	(0.43)
Net asset value, end of year	$48.74	$37.58	$33.58	$39.96	$31.55
Total return (c)	31.72%	13.27%	(15.67)%	29.29%	14.22%

Ratios to average net assets
Gross expenses (d)	0.84%	0.90%	0.72%	0.82%	0.76%
Net expenses (d)	0.61%	0.66%	0.59%	0.55%	0.55%
Net expenses excluding interest and taxes (d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	1.06%	1.41%	0.60%	0.91%	1.38%
Supplemental data
Net assets, end of year (in millions)	$27	$24	$34	$41	$32
Portfolio turnover rate (e)	1%	115%	243%	1%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	The ratios presented do not reflect the Fund's proportionate share of income and expenses from the Fund's investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar ESG Moat ETF

	Year Ended September 30,		Period Ended September 30,
	2024	2023	2022 (a)

Net asset value, beginning of period	$23.09	$19.93	$25.05
Net investment income (b)	0.26	0.29	0.25
Net realized and unrealized gain (loss) on investments	5.89	3.08	(5.32)
Total from investment operations	6.15	3.37	(5.07)
Distributions from:
Net investment income	(0.29)	(0.21)	(0.05)
Net asset value, end of period	$28.95	$23.09	$19.93
Total return (c)	26.82%	16.97%	(20.30)%

Ratios to average net assets
Gross expenses	1.86%	2.20%	4.24	%(d)
Net expenses	0.50%	0.49%	0.49	%(d)
Net expenses excluding interest and taxes	0.49%	0.49%	0.49	%(d)
Net investment income	1.01%	1.25%	1.06	%(d)
Supplemental data
Net assets, end of period (in millions)	$7	$6	$2
Portfolio turnover rate (e)	33%	38%	44%

(a)	For the period October 6, 2021 (commencement of operations) through September 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar Global Wide Moat ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$32.21	$29.24	$38.42	$32.17	$28.97
Net investment income (a)	0.63	0.65	0.63	0.54	0.46
Net realized and unrealized gain (loss) on investments	8.57	3.49	(7.60)	6.74	3.47
Total from investment operations	9.20	4.14	(6.97)	7.28	3.93
Distributions from:
Net investment income	(0.65)	(0.70)	(0.55)	(0.43)	(0.34)
Net realized capital gains	—	(0.47)	(1.66)	(0.60)	(0.39)
Total distributions	(0.65)	(1.17)	(2.21)	(1.03)	(0.73)
Net asset value, end of year	$40.76	$32.21	$29.24	$38.42	$32.17
Total return (b)	28.93%	14.14%	(19.41)%	22.99%	13.70%

Ratios to average net assets
Gross expenses	1.15%	1.08%	0.96%	1.20%	2.04%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.78%	1.94%	1.76%	1.44%	1.54%
Supplemental data
Net assets, end of year (in millions)	$16	$18	$18	$19	$10
Portfolio turnover rate (c)	78%	73%	67%	74%	68%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar International Moat ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$29.85	$25.10	$33.54	$29.38	$30.57
Net investment income (a)	0.93	0.89	1.34	1.07	0.62
Net realized and unrealized gain (loss) on investments	5.11	4.81 (b)	(8.28)	3.81	(0.56)
Total from investment operations	6.04	5.70	(6.94)	4.88	0.06
Distributions from:
Net investment income	(0.73)	(0.95)	(1.50)	(0.72)	(1.25)
Net asset value, end of year	$35.16	$29.85	$25.10	$33.54	$29.38
Total return (c)	20.56%	22.82%	(21.65)%	16.64%	(0.14)%

Ratios to average net assets
Gross expenses	0.61%	0.63%	0.67%	0.76%	0.76%
Net expenses	0.58%	0.58%	0.58%	0.57%	0.58%
Net expenses excluding interest and taxes	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	2.99%	2.85%	4.32%	3.09%	2.10%
Supplemental data
Net assets, end of year (in millions)	$241	$231	$67	$70	$51
Portfolio turnover rate (d)	83%	87%	105%	110%	94%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Year Ended September 30, 2024	Period Ended September 30, 2023 (a)

Net asset value, beginning of period	$28.42	$26.02
Net investment income (b)	0.42	0.37
Net realized and unrealized gain on investments	6.37	2.09	(c)
Total from investment operations	6.79	2.46
Distributions from:
Net investment income	(0.21)	(0.06)
Net asset value, end of period	$35.00	$28.42
Total return (d)	23.93%	9.49%

Ratios to average net assets
Gross expenses	0.50%	0.59	%(e)
Net expenses	0.49%	0.49	%(e)
Net investment income	1.33%	1.30	%(e)
Supplemental data
Net assets, end of period (in millions)	$381	$186
Portfolio turnover rate (f)	76%	76%

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Morningstar Wide Moat ETF
	Year Ended September 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$75.81	$59.98	$73.28	$54.63	$50.13
Net investment income (a)	1.22	0.78	0.85	0.96	0.92
Net realized and unrealized gain (loss) on investments	20.68	15.86	(13.33)	18.59	4.30
Total from investment operations	21.90	16.64	(12.48)	19.55	5.22
Distributions from:
Net investment income	(0.73)	(0.81)	(0.82)	(0.90)	(0.72)
Net asset value, end of year	$96.98	$75.81	$59.98	$73.28	$54.63
Total return (b)	29.02%	27.98%	(17.27)%	36.11%	10.40%

Ratios to average net assets
Expenses	0.47%	0.47%	0.46%	0.46%	0.47%
Expenses excluding interest and taxes	0.46%	0.46%	0.46%	N/A	N/A
Net investment income	1.42%	1.06%	1.20%	1.40%	1.77%
Supplemental data
Net assets, end of year (in millions)	$16,171	$10,618	$5,866	$6,599	$3,398
Portfolio turnover rate (c)	55%	51%	51%	47%	48%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Growth ETF

	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$29.95
Net investment income (b)	0.06
Net realized and unrealized gain on investments	1.43
Total from investment operations	1.49
Net asset value, end of period	$31.44
Total return (c)	4.96%

Ratios to average net assets
Gross expenses	13.08	%(d)
Net expenses	0.49	%(d)
Net investment income	0.38	%(d)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (e)	16%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Value ETF

	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$29.99
Net investment income (b)	0.42
Net realized and unrealized gain on investments	3.09
Total from investment operations	3.51
Net asset value, end of period	$33.50
Total return (c)	11.71%

Ratios to average net assets
Gross expenses	6.72	%(d)
Net expenses	0.49	%(d)
Net investment income	2.61	%(d)
Supplemental data
Net assets, end of period (in millions)	$5
Portfolio turnover rate (e)	48%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Year Ended September 30,					Period Ended September 30,
	2024	2023		2022		2021 (a)

Net asset value, beginning of period	$15.41	$12.74		$24.66		$25.00
Net investment income (loss) (b)	0.13	0.07		0.02		(0.03)
Net realized and unrealized gain (loss) on investments	6.08	2.65		(11.94)		(0.31	)(c)
Total from investment operations	6.21	2.72		(11.92)		(0.34)
Distributions from:
Net investment income	(0.10)	(0.05)		—		—
Net asset value, end of period	$21.52	$15.41		$12.74		$24.66
Total return (d)	40.39%	21.46%		(48.34)%		(1.38)%

Ratios to average net assets
Gross expenses	0.76%	1.23	%(e)	1.16	%(e)	0.75	%(f)
Net expenses	0.76%	0.75%		0.75%		0.75	%(f)
Net expenses excluding interest and taxes	0.75%	0.75%		0.75%		N/A
Net investment income (loss)	0.68%	0.47%		0.11%		(0.20	)%(f)
Supplemental data
Net assets, end of period (in millions)	$55	$55		$58		$193
Portfolio turnover rate (g)	230%	232%		263%		161%

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	The ratio presented reflects the Fund’s extraordinary legal expenses which were paid/reimbursed by the Adviser and/or paid from insurance proceeds during the year.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Commodity Strategy ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Inflation Allocation ETF	Diversified
Long/Flat Trend ETF	Diversified
Morningstar ESG Moat ETF	Non-Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Non-Diversified
Morningstar Wide Moat ETF	Diversified
Morningstar Wide Moat Growth ETF	Non-Diversified
Morningstar Wide Moat Value ETF	Non-Diversified
Social Sentiment ETF	Non-Diversified

Each Fund, except for Commodity Strategy ETF and Inflation Allocation ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar ESG Moat ETF	Morningstar® US Sustainability Moat Focus IndexSM
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF	Morningstar® Global ex-US Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Morningstar Wide Moat Growth ETF	Morningstar® US Broad Growth Wide Moat Focus IndexSM
Morningstar Wide Moat Value ETF	Morningstar® US Broad Value Wide Moat Focus IndexSM
Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index

Using a proprietary, rules-based real asset allocation model, the Inflation Allocation ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including ETPs that provide exposure to commodities and Cash and Fixed Income Investments. The Fund does not invest in commodities directly.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for Commodity Strategy ETF and Inflation Allocation ETF. Van Eck Absolute Return Advisers Corp. (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to Commodity Strategy ETF, Inflation Allocation ETF and their Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a
48

security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation— The Commodity Strategy ETF invests in U.S. Treasury securities and Commodity Instruments through the Commodity Strategy Subsidiary and the Inflation Allocation ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (collectively, the “Subsidiaries”, each a wholly-owned “Subsidiary”), organized under the laws of Cayman Islands. Each Fund’s investments in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Durable High Dividend ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity futures contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Commodity Strategy ETF held futures contracts during the year ended September 30, 2024, the average notional amount for the period was $24,542,832. Futures contracts held by Commodity Strategy ETF at September 30, 2024, are reflected in the Consolidated Schedule of Investments.

At September 30, 2024, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
Commodity Strategy ETF
Futures contracts[1]	$528,535

1	Reflects unrealized appreciation/depreciation as disclosed in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The impact of transactions in derivative instruments during the year ended September 30, 2024, was as follows:

Commodities Futures Risk
Commodity Strategy ETF
Realized gain (loss):
Futures contracts[1]	$(1,941,687)
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(291,906)

1	Statement of Operations location: Net realized gain (loss) on futures contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
50

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present derivative instruments and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedule of Investments and Statement of Assets and Liabilities for collateral received or pledged as of September 30, 2024. Cash collateral received for securities lending in the form of money market fund investments, if any, at September 30, 2024, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2025, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the following table.

The management fee rate and expense limitations for the year ended September 30, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Inflation Allocation ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar ESG Moat ETF	0.45	0.49
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Management Fees	Expense Limitations
Morningstar Wide Moat Growth ETF	0.45	0.49
Morningstar Wide Moat Value ETF	0.45	0.49

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the year ended September 30, 2024, the Adviser waived management fees of $175,449 due to such investments held in the Inflation Allocation ETF.

The Funds listed below utilize a unitary management fee structure where the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. In addition, for Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2025.

Fund	Management Fee Rate
Commodity Strategy ETF	0.55%
Durable High Dividend ETF	0.29
Social Sentiment ETF	0.75

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At September 30, 2024, the Adviser owned approximately 83% of Morningstar Wide Moat Value ETF, 22% of Morningstar ESG Moat ETF and 10% of Durable High Dividend ETF.

Note 4—Capital Share Transactions—As of September 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended September 30, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of

52

investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Durable High Dividend ETF	39,314,640	37,781,667	28,879,127	70,780,997
Inflation Allocation ETF*	40,351,072	42,963,449	26,204,516	46,742,240
Long/Flat Trend ETF	46,954,249	276,676	44,778,050	97,037,029
Morningstar ESG Moat ETF	2,310,456	2,026,493	1,928,311	3,373,038
Morningstar Global Wide Moat ETF	12,785,983	13,191,945	—	4,859,786
Morningstar International Moat ETF	188,583,362	189,953,880	1,992,336	26,934,917
Morningstar SMID Moat ETF	241,345,960	220,886,033	378,565,763	258,711,092
Morningstar Wide Moat ETF	7,714,339,722	7,628,885,164	10,604,419,424	8,448,472,341
Morningstar Wide Moat Growth ETF	119,956	299,903	1,519,881	587,686
Morningstar Wide Moat Value ETF	1,074,611	950,840	5,668,576	926,644
Social Sentiment ETF	154,320,075	135,223,085	120,180,939	158,526,871

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes—As of September 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodity Strategy ETF	$24,945,098	$273,376	$(1,237,324)	$(963,948)
Durable High Dividend ETF	49,651,678	3,038,906	(769,336)	2,269,570
Inflation Allocation ETF	72,018,234	11,171,361	(3,746,566)	7,424,795
Long/Flat Trend ETF	21,129,378	5,625,074	–	5,625,074
Morningstar ESG Moat ETF	5,669,824	960,585	(121,153)	839,432
Morningstar Global Wide Moat ETF	14,014,046	2,534,813	(103,713)	2,431,100
Morningstar International Moat ETF	222,455,855	27,584,402	(5,193,756)	22,390,646
Morningstar SMID Moat ETF	354,789,901	34,054,291	(5,279,343)	28,774,948
Morningstar Wide Moat ETF	14,763,854,283	1,749,253,812	(352,945,180)	1,396,308,632
Morningstar Wide Moat Growth ETF	775,674	17,840	(8,965)	8,875
Morningstar Wide Moat Value ETF	4,888,360	180,621	(41,863)	138,758
Social Sentiment ETF	54,422,150	3,832,262	(2,310,198)	1,522,064

At September 30, 2024, the components of distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Commodity Strategy ETF	$638,654	$–	$–	$(204,857)	$433,797
Durable High Dividend ETF	464,398	(17,542,571)	(624)	2,269,570	(14,809,227)
Inflation Allocation ETF	525.869	(22,038,471)	(1,204)	7,497,279	(14,016,527)
Long/Flat Trend ETF	147,231	(7,950,930)	(1,607)	5,625,074	(2,180,232)
Morningstar ESG Moat ETF	33,947	(698,268)	(24)	839,432	175,087
Morningstar Global Wide Moat ETF	199,245	551,719	(398)	2,431,586	3,182,152
Morningstar International Moat ETF	6,877,200	(24,344,911)	(3,444)	22,405,077	4,933,922
Morningstar SMID Moat ETF	3,298,127	(26,931,382)	(556)	28,774,948	5,141,137
Morningstar Wide Moat ETF	152,136,246	(1,765,435,618)	(223,923)	1,396,308,632	(217,214,663)
53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Morningstar Wide Moat Growth ETF	1,426	(25,915)	–	8,875	(15,614)
Morningstar Wide Moat Value ETF	19,814	(9,550)	–	138,758	149,022
Social Sentiment ETF	280,416	(118,089,202)	–	1,522,064	(116,286,722)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended September 30, 2024, Morningstar Global Wide Moat ETF utilized $164,800 of its accumulated capital losses available from prior years.

The tax character of dividends paid to shareholders during the years ended September 30, 2024 and September 30, 2023 were as follows:

	September 30, 2024	September 30, 2023
Fund	Ordinary Income*	Ordinary Income*	Long-Term Capital Gains
Commodity Strategy ETF	$1,774,980	$–	$–
Durable High Dividend ETF	2,234,105	2,908,003	–
Inflation Allocation ETF	4,000,118	2,100,120	–
Long/Flat Trend ETF	375,000	315,038	–
Morningstar ESG Moat ETF	65,003	37,500	–
Morningstar Global Wide Moat ETF	325,000	349,984	235,116
Morningstar International Moat ETF	5,575,320	1,800,060	–
Morningstar SMID Moat ETF	1,500,150	66,010	–
Morningstar Wide Moat ETF	112,006,875	78,997,870	–
Social Sentiment ETF	324,950	209,840	–

*	Includes short-term capital gains (if any).

During the year ended September 30, 2024, as a result of permanent book to tax differences primarily due to the tax treatment of in-kind redemptions and differences in the treatment of income and realized gains from the Commodity Strategy ETF and Inflation Allocation ETF’s controlled foreign corporation subsidiaries, the Funds incurred differences that affected distributable earnings / (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Commodity Strategy ETF	$1,698,300	$(1,698,300)
Durable High Dividend ETF	(5,491,087)	5,491,087
Inflation Allocation ETF	(689,191)	689,191
Long/Flat Trend ETF	(3,042,753)	3,042,753
Morningstar ESG Moat ETF	(635,314)	635,314
Morningstar Global Wide Moat ETF	(625,412)	625,412
Morningstar International Moat ETF	(2,146,360)	2,146,360
Morningstar SMID Moat ETF	(39,998,628)	39,998,628
Morningstar Wide Moat ETF	(1,961,573,467)	1,961,573,467
Morningstar Wide Moat Growth ETF	(49,342)	49,342
Morningstar Wide Moat Value ETF	(32,207)	32,207
Social Sentiment ETF	(28,384,402)	28,384,402

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the

54

Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, certain Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

Long/Flat Trend ETF may invest in shares of other funds, including ETFs that track the S&P 500 Index. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Fund’s shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

Inflation Allocation ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Inflation Allocation ETF.

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Social Sentiment ETF may concentrate its investment in the information technology and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

On October 1, 2021, the Durable High Dividend ETF adopted a unitary management fee, therefore, the liability of the Plan shown as “Deferred Trustee fees” in the Statement of Asset and Liabilities represents amounts accrued through September 30, 2021. Commodity Strategy ETF and Social Sentiment ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF, and Morningstar Wide Moat ETF the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if

56

any, at September 30, 2024, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of September 30, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Durable High Dividend ETF	$30,549	$–	$31,183	$31,183
Inflation Allocation ETF	8,826,893	2,460,575	6,615,365	9,075,940
Morningstar Global Wide Moat ETF	191,912	152,787	51,704	204,491
Morningstar International Moat ETF	25,833,617	3,883,714	23,546,708	27,430,422
Morningstar SMID Moat ETF	2,249,769	2,313,879	–	2,313,879
Morningstar Wide Moat ETF	158,996,579	426,158	159,251,663	159,677,821
Social Sentiment ETF	5,445,687	533,605	5,168,297	5,701,902

The following table presents money market fund investments held as collateral by type of security on loan as of September 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Inflation Allocation ETF	$2,460,575
Morningstar Global Wide Moat ETF	152,787
Morningstar International Moat ETF	3,883,714
Morningstar SMID Moat ETF	2,313,879
Morningstar Wide Moat ETF	426,158
Social Sentiment ETF	533,605

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Commodity Strategy ETF	12	$209,658	6.68%
Durable High Dividend ETF	170	207,944	6.68
Long/Flat Trend ETF	3	8,991,736	6.68
Morningstar Global Wide Moat ETF	2	292,280	6.68
Morningstar International Moat ETF	322	594,579	6.66
Morningstar SMID Moat ETF	27	161,144	6.57
Morningstar Wide Moat ETF	131	11,170,939	6.65
Social Sentiment ETF	72	193,772	6.68

Outstanding loan balances as of September 30, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—At a meeting held on September 5, 2024, the Board of Trustees of the Trust approved the following changes for Morningstar International Moat ETF effective December 20, 2024: (i) changing the Fund’s benchmark index from the Morningstar® Global Markets ex-US Moat Focus IndexSM to the Morningstar® Global Markets ex-US Wide Moat Focus IndexSM; (ii) changing the Fund’s investment objective; and (iii) changing the Fund’s principal investment strategy.

57

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, (the consolidated statements of assets and liabilities, including the consolidated schedules of investments, for VanEck Commodity Strategy ETF and VanEck Inflation Allocation ETF) of each of the funds listed in the table below (twelve of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Commodity Strategy ETF (4)	VanEck Morningstar International Moat ETF (1)
VanEck Durable High Dividend ETF (1)	VanEck Morningstar SMID Moat ETF (5)
VanEck Inflation Allocation ETF (2)	VanEck Morningstar Wide Moat ETF (1)
VanEck Long/Flat Trend ETF (1)	VanEck Morningstar Wide Moat Growth ETF (3)
VanEck Morningstar ESG Moat ETF (6)	VanEck Morningstar Wide Moat Value ETF (3)
VanEck Morningstar Global Wide Moat ETF (1)	VanEck Social Sentiment ETF (1)

(1) Statement of operations for the year ended September 30, 2024, statement of changes in net assets for the years ended September 30, 2024 and 2023, and financial highlights for the years ended September 30, 2024, 2023 and 2022.

(2) Consolidated statement of operations for the year ended September 30, 2024, consolidated statement of changes in net assets for the years ended September 30, 2024 and 2023, and consolidated financial highlights for the years ended September 30, 2024, 2023 and 2022.

(3) Statement of operations, statement of changes in net assets, and financial highlights for the period March 27, 2024 (commencement of operations) through September 30, 2024.

(4) Consolidated statement of operations for the year ended September 30, 2024, and consolidated statement of changes in net assets and consolidated financial highlights for the year ended September 30, 2024 and the period December 21, 2022 (commencement of operations) through September 30, 2023.

(5) Statement of operations for the year ended September 30, 2024 and statement of changes in net assets and financial highlights for the year ended September 30, 2024 and the period October 5, 2022 (commencement of operations) through September 30, 2023.

(6) Statement of operations for the year ended September 30, 2024 and statement of changes in net assets and financial highlights for the years ended September 30, 2024 and 2023, and financial highlights for the period October 6, 2021 (commencement of operations) through September 30, 2022.

The financial statements of the Funds (other than VanEck Commodity Strategy ETF, VanEck Morningstar ESG Moat ETF, VanEck Morningstar SMID Moat ETF, VanEck Morningstar Wide Moat Growth ETF and VanEck Morningstar Wide Moat Value ETF) as of and for the year or period ended September 30, 2021 and the financial highlights for each of the periods ended on or prior to September 30, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated November 19, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

58

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
November 20, 2024

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

59

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2024 income tax purposes will be sent to them in early 2025. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2024:

	Ordinary Income Paid Per Share	Qualified Dividend Income for Individuals*	Dividends Qualifying for the Dividend Received Deduction for Corporations*	Foreign Source Income*	Foreign Taxes Paid Per Share**
Commodity Strategy	$2.9583	0.00%	0.00%	–%	$–
Durable High Dividend	1.0492	100.00	100.00	–	–
Inflation Allocation	0.9357	20.95	14.03	9.90	0.0074
Long/Flat Trend	0.6250	88.04	82.22	–	–
Morningstar ESG Moat	0.2889	100.00	100.00	–	–
Morningstar Global Wide Moat	0.6500	95.27	56.36	–	–
Morningstar International Moat	0.7288	63.23	0.67	99.69	0.0626
Morningstar SMID Moat	0.2055	100.00	100.00	–	–
Morningstar Wide Moat	0.7285	100.00	100.00	–	–
Social Sentiment	0.0970	100.00	100.00	–	–

	Qualified Business Income ***	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (a)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (b)	Federal Obligation Interest as a Percentage of the Total Distribution (c)
Commodity Strategy	–%	59.04%	59.04%	56.30%
Inflation Allocation	1.91	–	–	–
Long/Flat Trend	–	37.73	37.73	37.73

*Expressed as a percentage of the cash distribution grossed up for foreign taxes.

**The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

*** Qualified Business Income (QBI) under Section 199A represents the percentage of ordinary income distributions that is eligible for the Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers. Tax regulations enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders.

(a) These amounts represent distributions paid during the taxable year ended September 30, 2024 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(b) These amounts represent distributions paid during the taxable year ended September 30, 2024 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(c) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

60

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
61

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Biotech ETF, Digital Transformation ETF, Durable High Dividend ETF, Energy Income ETF, Environmental Services ETF, Gaming ETF, Green Infrastructure ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value ETF, Pharmaceutical ETF, Retail ETF, Robotics ETF, Semiconductor ETF, Social Sentiment ETF and Video Gaming and eSports ETF and (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck Commodity Strategy ETF and Inflation Allocation ETF. The VEAC Investment Management Agreements and the VEARA Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF, which had only recently commenced operations) (each, a “Covered Fund” and together, the “Covered Funds”) and the Covered Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and their respective affiliates as a result of the Advisers’ relationships with the Funds. In reviewing performance information for the Covered Funds against their peer groups, the Trustees considered that each Covered Fund, except the VanEck Commodity Strategy ETF and Inflation Allocation ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Covered Fund’s performance will differ from its peers. The Trustees also considered the fact that each of the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Covered Fund which was not provided by Broadridge and which did not compare each Covered Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Covered Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Advisers at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers provide under, the Investment Management Agreements, including, where applicable, (i) with respect to the VanEck Environmental Services ETF, Gaming ETF, Inflation Allocation ETF, Long/Flat Trend ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar SMID Moat ETF, Morningstar Wide Moat ETF, Morningstar Wide Moat Growth ETF, Morningstar Wide Moat Value

62

ETF and Video Gaming and eSports ETF (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck Inflation Allocation ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (ii) with respect to all the other Funds (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck Commodity Strategy ETF, but excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses for all other Unitary Funds).

The Trustees concluded that the Advisers and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Covered Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Covered Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Covered Fund except for VanEck Commodity Strategy ETF and Inflation Allocation ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from VEARA regarding the performance of the VanEck Commodity Strategy ETF and Inflation Allocation ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck Commodity Strategy ETF had outperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on December 20, 2022 through December 31, 2023. The Trustees also noted that the VanEck Inflation Allocation ETF had outperformed its benchmark during the one-year period ended December 31, 2023 but had underperformed its benchmark for the three-year period ended December 31, 2023 and the period since its inception on April 9, 2018 through December 31, 2023. The Trustees further considered the Adviser’s observation that the Fund continued to deliver positive performance on an absolute basis over these periods and provided diversified and dynamic exposure to the principal inflation-protection assets during the one-year period ended December 31, 2023.

The Trustees also considered information relating to the financial condition of the Advisers and the current status, as they understood it, of the Advisers’ compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Covered Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Covered Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Commodity Strategy ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF had management fees (after the effect of any applicable fee waiver) above the average and median of its respective peer group of funds, the VanEck Energy Income ETF had management fees below the average and equal to the median of its peer group of funds, and the VanEck Green Infrastructure ETF had management fees above the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that each Covered Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Gaming ETF, Morningstar ESG Moat ETF, Morningstar Global Wide Moat ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF and Social Sentiment ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Energy Income ETF, Environmental Services ETF and Green Infrastructure ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, and the VanEck Long/Flat Trend ETF had a total expense ratio (after the effect of the expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Covered Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information

63

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

provided by the Advisers providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Covered Funds were reasonable in light of the performance of the Covered Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Advisers from serving as advisers to the Funds.

The Trustees also considered information provided by the Advisers about their overall profitability and profitability or loss in respect of each Covered Fund. The Trustees reviewed each Covered Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Covered Fund increase. The Trustees considered the potential variability in the net assets of the Covered Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Covered Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Covered Fund is reasonable and appropriate in relation to the current asset size of each Covered Fund and the other factors discussed above and that the advisory fee rate for each Covered Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Covered Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Covered Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF to VEAC because the Funds had only recently commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the VanEck Morningstar Wide Moat Growth ETF and Morningstar Wide Moat Value ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

64

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and disagreements with accountants.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title)	/s/ John J. Crimmins, CFO

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jan F. van Eck, CEO

Date	December 6, 2024

By	(Signature and Title)	/s/ John J. Crimmins, CFO

Date	December 6, 2024